UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

Investor Class (AAAFX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.57%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio Investor Class returned 9.27% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	9.27%	2.27%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,631,927
Management Fees (dollars paid during the reporting period)	$12,560
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J797

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

I Class (AAAHX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.37%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio I Class returned 9.49% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	9.49%	2.44%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,631,927
Management Fees (dollars paid during the reporting period)	$12,560
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J789

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

A Class (AAAJX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	0.82%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio A Class returned 9.01% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	9.01%	2.00%	3/10/21
A Class - with sales charge	2.74%	0.23%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,631,927
Management Fees (dollars paid during the reporting period)	$12,560
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J771

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

R Class (AAAKX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.07%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio R Class returned 8.75% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	8.75%	1.73%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,631,927
Management Fees (dollars paid during the reporting period)	$12,560
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J763

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

R6 Class (AAALX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$23	0.22%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio R6 Class returned 9.64% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	9.64%	2.60%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,631,927
Management Fees (dollars paid during the reporting period)	$12,560
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J755

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

Investor Class (AAAMX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.57%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio Investor Class returned 9.37% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	9.37%	2.44%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,009,508
Management Fees (dollars paid during the reporting period)	$38,175
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J748

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

I Class (AAAOX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.37%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio I Class returned 9.70% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	9.70%	2.64%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,009,508
Management Fees (dollars paid during the reporting period)	$38,175
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J730

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

A Class (AABEX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	0.82%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio A Class returned 9.11% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	9.11%	2.16%	3/10/21
A Class - with sales charge	2.84%	0.40%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,009,508
Management Fees (dollars paid during the reporting period)	$38,175
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J722

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

R Class (AABGX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.07%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio R Class returned 8.85% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	8.85%	1.89%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,009,508
Management Fees (dollars paid during the reporting period)	$38,175
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J714

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

R6 Class (AABHX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$23	0.22%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio R6 Class returned 9.85% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	9.85%	2.79%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$16,009,508
Management Fees (dollars paid during the reporting period)	$38,175
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J698

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

Investor Class (AABJX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.57%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio Investor Class returned 10.10% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	10.10%	2.61%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$31,745,594
Management Fees (dollars paid during the reporting period)	$91,234
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J680

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

I Class (AABKX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.37%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio I Class returned 10.20% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	10.20%	2.78%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$31,745,594
Management Fees (dollars paid during the reporting period)	$91,234
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J672

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

A Class (AABQX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	0.82%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio A Class returned 9.73% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	9.73%	2.34%	3/10/21
A Class - with sales charge	3.42%	0.57%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$31,745,594
Management Fees (dollars paid during the reporting period)	$91,234
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J664

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R Class (AABRX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.07%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R Class returned 9.47% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	9.47%	2.07%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$31,745,594
Management Fees (dollars paid during the reporting period)	$91,234
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J656

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R6 Class (AABVX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$23	0.22%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R6 Class returned 10.36% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	10.36%	2.94%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$31,745,594
Management Fees (dollars paid during the reporting period)	$91,234
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J649

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

Investor Class (AABWX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio Investor Class returned 10.66% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	10.66%	2.94%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$51,587,011
Management Fees (dollars paid during the reporting period)	$122,206
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J631

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

I Class (AAEWX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio I Class returned 10.87% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	10.87%	3.14%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$51,587,011
Management Fees (dollars paid during the reporting period)	$122,206
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J623

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

A Class (AABZX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio A Class returned 10.39% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	10.39%	2.70%	3/10/21
A Class - with sales charge	4.04%	0.92%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$51,587,011
Management Fees (dollars paid during the reporting period)	$122,206
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J615

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R Class (AACHX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R Class returned 10.24% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	10.24%	2.45%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$51,587,011
Management Fees (dollars paid during the reporting period)	$122,206
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J599

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R6 Class (AACJX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R6 Class returned 11.02% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	11.02%	3.30%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$51,587,011
Management Fees (dollars paid during the reporting period)	$122,206
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J581

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

Investor Class (AACKX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio Investor Class returned 11.58% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	11.58%	3.28%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$46,859,682
Management Fees (dollars paid during the reporting period)	$114,104
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J573

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

I Class (AACLX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio I Class returned 11.79% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	11.79%	3.48%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$46,859,682
Management Fees (dollars paid during the reporting period)	$114,104
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J565

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

A Class (AACMX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio A Class returned 11.31% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	11.31%	3.03%	3/10/21
A Class - with sales charge	4.91%	1.25%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$46,859,682
Management Fees (dollars paid during the reporting period)	$114,104
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J557

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R Class (AACPX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R Class returned 11.05% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	11.05%	2.76%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$46,859,682
Management Fees (dollars paid during the reporting period)	$114,104
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J540

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R6 Class (AACQX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R6 Class returned 11.95% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	11.95%	3.64%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$46,859,682
Management Fees (dollars paid during the reporting period)	$114,104
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J532

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

Investor Class (AACSX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio Investor Class returned 12.37% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	12.37%	3.77%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$42,416,256
Management Fees (dollars paid during the reporting period)	$105,363
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J524

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

I Class (AACUX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio I Class returned 12.58% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	12.58%	3.97%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$42,416,256
Management Fees (dollars paid during the reporting period)	$105,363
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J516

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

A Class (AACVX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio A Class returned 12.12% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	12.12%	3.49%	3/10/21
A Class - with sales charge	5.67%	1.70%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$42,416,256
Management Fees (dollars paid during the reporting period)	$105,363
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J490

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R Class (AACWX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R Class returned 11.85% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	11.85%	3.25%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$42,416,256
Management Fees (dollars paid during the reporting period)	$105,363
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J482

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R6 Class (AACZX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R6 Class returned 12.74% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	12.74%	4.13%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$42,416,256
Management Fees (dollars paid during the reporting period)	$105,363
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J474

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

Investor Class (AADHX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio Investor Class returned 13.03% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.03%	4.29%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$49,289,533
Management Fees (dollars paid during the reporting period)	$119,282
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J466

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

I Class (AADJX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio I Class returned 13.25% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.25%	4.49%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$49,289,533
Management Fees (dollars paid during the reporting period)	$119,282
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J458

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

A Class (AADKX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio A Class returned 12.78% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	12.78%	4.01%	3/10/21
A Class - with sales charge	6.29%	2.21%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$49,289,533
Management Fees (dollars paid during the reporting period)	$119,282
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J441

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R Class (AADLX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R Class returned 12.51% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.51%	3.77%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$49,289,533
Management Fees (dollars paid during the reporting period)	$119,282
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J433

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R6 Class (AADMX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R6 Class returned 13.52% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.52%	4.65%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$49,289,533
Management Fees (dollars paid during the reporting period)	$119,282
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J425

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

Investor Class (AADNX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio Investor Class returned 13.86% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.86%	4.76%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$41,998,260
Management Fees (dollars paid during the reporting period)	$93,555
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J417

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

I Class (AADOX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio I Class returned 14.07% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	14.07%	4.97%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$41,998,260
Management Fees (dollars paid during the reporting period)	$93,555
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J391

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

A Class (AADPX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio A Class returned 13.48% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.48%	4.49%	3/10/21
A Class - with sales charge	6.96%	2.68%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$41,998,260
Management Fees (dollars paid during the reporting period)	$93,555
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J383

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R Class (AADQX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R Class returned 13.23% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.23%	4.22%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$41,998,260
Management Fees (dollars paid during the reporting period)	$93,555
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J375

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R6 Class (AADUX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R6 Class returned 14.12% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.12%	5.10%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$41,998,260
Management Fees (dollars paid during the reporting period)	$93,555
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J367

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

Investor Class (AADVX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio Investor Class returned 14.13% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	14.13%	4.99%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$26,889,726
Management Fees (dollars paid during the reporting period)	$58,732
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J359

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

I Class (AADWX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio I Class returned 14.35% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	14.35%	5.19%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$26,889,726
Management Fees (dollars paid during the reporting period)	$58,732
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J342

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

A Class (AADZX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio A Class returned 13.86% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.86%	4.75%	3/10/21
A Class - with sales charge	7.32%	2.94%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$26,889,726
Management Fees (dollars paid during the reporting period)	$58,732
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J334

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R Class (AAEDX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R Class returned 13.61% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.61%	4.47%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$26,889,726
Management Fees (dollars paid during the reporting period)	$58,732
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J326

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R6 Class (AAEEX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R6 Class returned 14.49% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.49%	5.38%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$26,889,726
Management Fees (dollars paid during the reporting period)	$58,732
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J318

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

Investor Class (AAEFX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio Investor Class returned 14.45% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	14.45%	5.19%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$17,849,817
Management Fees (dollars paid during the reporting period)	$40,772
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J292

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

I Class (AAEGX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio I Class returned 14.67% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	14.67%	5.36%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$17,849,817
Management Fees (dollars paid during the reporting period)	$40,772
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J284

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

A Class (AAEHX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio A Class returned 14.30% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	14.30%	4.92%	3/10/21
A Class - with sales charge	7.73%	3.10%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$17,849,817
Management Fees (dollars paid during the reporting period)	$40,772
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J276

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R Class (AAEIX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$116	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R Class returned 13.93% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.93%	4.64%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$17,849,817
Management Fees (dollars paid during the reporting period)	$40,772
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J268

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R6 Class (AAEJX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R6 Class returned 14.83% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.83%	5.52%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$17,849,817
Management Fees (dollars paid during the reporting period)	$40,772
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J250

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

Investor Class (AAEKX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio Investor Class returned 14.56% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	14.56%	5.37%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$8,621,853
Management Fees (dollars paid during the reporting period)	$25,593
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J243

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

I Class (AAELX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio I Class returned 14.79% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	14.79%	5.55%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$8,621,853
Management Fees (dollars paid during the reporting period)	$25,593
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J235

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

A Class (AAEOX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio A Class returned 14.20% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	14.20%	5.07%	3/10/21
A Class - with sales charge	7.63%	3.25%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$8,621,853
Management Fees (dollars paid during the reporting period)	$25,593
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J227

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R Class (AAEUX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$116	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R Class returned 13.93% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.93%	4.82%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$8,621,853
Management Fees (dollars paid during the reporting period)	$25,593
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J219

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R6 Class (AAEVX)	July 31, 2024

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R6 Class returned 14.94% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.94%	5.71%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$8,621,853
Management Fees (dollars paid during the reporting period)	$25,593
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J193

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Conservative

Investor Class (AONIX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative Investor Class returned 7.61% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.61%	3.64%	3.67%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$389,438,383
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	16

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	60.4%
Domestic Equity Funds	23.2%
International Fixed Income Funds	16.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F753

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Conservative

R Class (AORHX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative R Class returned 7.07% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	7.07%	3.14%	3.08%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$389,438,383
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	16

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	60.4%
Domestic Equity Funds	23.2%
International Fixed Income Funds	16.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F258

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Conservative

Investor Class (AOCIX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative Investor Class returned 8.96% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.96%	5.24%	4.96%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,116,411,646
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.4%
Domestic Equity Funds	32.5%
International Fixed Income Funds	15.6%
International Equity Funds	10.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F746

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Conservative

R Class (AORSX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative R Class returned 8.50% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	8.50%	4.73%	4.24%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,116,411,646
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.4%
Domestic Equity Funds	32.5%
International Fixed Income Funds	15.6%
International Equity Funds	10.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F241

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Moderate

Investor Class (AOMIX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate Investor Class returned 10.71% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.71%	6.93%	6.36%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,820,325,153
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.9%
Domestic Fixed Income Funds	28.0%
International Equity Funds	19.8%
International Fixed Income Funds	8.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F738

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Moderate

R Class (AORMX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate R Class returned 10.16% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	10.16%	6.41%	5.57%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,820,325,153
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.9%
Domestic Fixed Income Funds	28.0%
International Equity Funds	19.8%
International Fixed Income Funds	8.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F233

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Aggressive

Investor Class (AOGIX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive Investor Class returned 12.11% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.11%	8.43%	7.62%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$901,095,299
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	16.9%
International Fixed Income Funds	4.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F720

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Aggressive

R Class (AORYX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive R Class returned 11.49% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	11.49%	7.90%	6.71%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$901,095,299
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	16.9%
International Fixed Income Funds	4.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F225

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Aggressive

Investor Class (AOVIX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive Investor Class returned 13.63% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	Stock performance was highly bifurcated, with larger, growth-oriented stocks performing best, while smaller and value-oriented equities lagged. Amid economic uncertainty, investors sought the perceived relative safety of larger U.S. companies generating dependable profits. This helps explain why U.S. stock market performance is highly concentrated in a relative handful of securities.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	13.63%	9.78%	8.70%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$353,221,910
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.6%
International Equity Funds	35.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F712

ANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Aggressive

R Class (AORVX)	July 31, 2024

This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive R Class returned 13.08% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	Stock performance was highly bifurcated, with larger, growth-oriented stocks performing best, while smaller and value-oriented equities lagged. Amid economic uncertainty, investors sought the perceived relative safety of larger U.S. companies generating dependable profits. This helps explain why U.S. stock market performance is highly concentrated in a relative handful of securities.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	13.08%	9.24%	7.71%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$353,221,910
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.6%
International Equity Funds	35.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F217

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

Investor Class (ARTOX)	July 31, 2024

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	0.74%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio Investor Class returned 9.50% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.50%	5.13%	4.87%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,744,130,615
Management Fees (dollars paid during the reporting period)	$11,277,073
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F795

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

I Class (ATTIX)	July 31, 2024

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$57	0.54%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio I Class returned 9.72% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.72%	5.32%	5.07%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,744,130,615
Management Fees (dollars paid during the reporting period)	$11,277,073
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F779

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

A Class (ARTAX)	July 31, 2024

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$104	0.99%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio A Class returned 9.23% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.23%	4.85%	4.61%
A Class - with sales charge	2.95%	3.61%	3.99%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,744,130,615
Management Fees (dollars paid during the reporting period)	$11,277,073
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F787

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

C Class (ATTCX)	July 31, 2024

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$181	1.74%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio C Class returned 8.43% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.43%	4.08%	3.83%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,744,130,615
Management Fees (dollars paid during the reporting period)	$11,277,073
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F431

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

R Class (ARSRX)	July 31, 2024

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$130	1.24%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R Class returned 8.99% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.99%	4.59%	4.35%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,744,130,615
Management Fees (dollars paid during the reporting period)	$11,277,073
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F761

ANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

R6 Class (ARDTX)	July 31, 2024

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.39%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R6 Class returned 9.92% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.92%	5.50%	5.23%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,744,130,615
Management Fees (dollars paid during the reporting period)	$11,277,073
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J102

ANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

Investor Class (ARWIX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	0.76%

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio Investor Class returned 9.50% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.50%	5.34%	5.26%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,602,595,543
Management Fees (dollars paid during the reporting period)	$10,675,039
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F506

ANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

I Class (ARWFX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$59	0.56%

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio I Class returned 9.79% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.79%	5.55%	5.48%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,602,595,543
Management Fees (dollars paid during the reporting period)	$10,675,039
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F704

ANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

A Class (ARWAX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$106	1.01%

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio A Class returned 9.31% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.31%	5.09%	5.00%
A Class - with sales charge	3.03%	3.85%	4.38%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,602,595,543
Management Fees (dollars paid during the reporting period)	$10,675,039
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F605

ANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

C Class (ARWCX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$183	1.76%

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio C Class returned 8.42% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.42%	4.29%	4.21%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,602,595,543
Management Fees (dollars paid during the reporting period)	$10,675,039
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F498

ANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

R Class (ARWRX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$132	1.26%

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio R Class returned 9.05% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.05%	4.83%	4.75%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,602,595,543
Management Fees (dollars paid during the reporting period)	$10,675,039
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F803

ANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

R6 Class (ARWDX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$43	0.41%

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio R6 Class returned 9.98% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.98%	5.72%	5.62%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,602,595,543
Management Fees (dollars paid during the reporting period)	$10,675,039
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J300

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

Investor Class (ARCVX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	0.78%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio Investor Class returned 9.88% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.88%	5.78%	5.68%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,861,593
Management Fees (dollars paid during the reporting period)	$10,685,483
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F654

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

I Class (ARCSX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$61	0.58%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio I Class returned 10.10% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.10%	6.00%	5.89%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,861,593
Management Fees (dollars paid during the reporting period)	$10,685,483
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F647

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

A Class (ARCMX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$108	1.03%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio A Class returned 9.63% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.63%	5.52%	5.41%
A Class - with sales charge	3.33%	4.28%	4.79%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,861,593
Management Fees (dollars paid during the reporting period)	$10,685,483
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F621

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

C Class (ARWOX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$186	1.78%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio C Class returned 8.81% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.81%	4.73%	4.63%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,861,593
Management Fees (dollars paid during the reporting period)	$10,685,483
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F480

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

R Class (ARCRX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$134	1.28%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R Class returned 9.45% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.45%	5.27%	5.16%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,861,593
Management Fees (dollars paid during the reporting period)	$10,685,483
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F639

ANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

R6 Class (ARCUX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.43%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R6 Class returned 10.29% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.29%	6.16%	6.04%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,861,593
Management Fees (dollars paid during the reporting period)	$10,685,483
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J409

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

Investor Class (ARYIX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	0.81%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio Investor Class returned 10.37% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.37%	6.29%	6.12%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,547,816
Management Fees (dollars paid during the reporting period)	$13,077,921
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F886

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

I Class (ARLIX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$64	0.61%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio I Class returned 10.50% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.50%	6.50%	6.33%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,547,816
Management Fees (dollars paid during the reporting period)	$13,077,921
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F860

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

A Class (ARYAX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$111	1.06%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio A Class returned 10.03% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.03%	6.01%	5.85%
A Class - with sales charge	3.70%	4.76%	5.23%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,547,816
Management Fees (dollars paid during the reporting period)	$13,077,921
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F878

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

C Class (ARLCX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$189	1.81%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio C Class returned 9.18% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.18%	5.22%	5.06%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,547,816
Management Fees (dollars paid during the reporting period)	$13,077,921
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F472

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

R Class (ARYRX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$137	1.31%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R Class returned 9.76% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.76%	5.75%	5.58%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,547,816
Management Fees (dollars paid during the reporting period)	$13,077,921
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F852

ANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

R6 Class (ARLDX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$48	0.46%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R6 Class returned 10.71% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.71%	6.65%	6.48%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,931,547,816
Management Fees (dollars paid during the reporting period)	$13,077,921
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J508

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

Investor Class (ARDVX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.83%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio Investor Class returned 10.81% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.81%	6.81%	6.58%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,459,444,334
Management Fees (dollars paid during the reporting period)	$9,855,728
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F613

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

I Class (ARDSX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$66	0.63%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio I Class returned 11.02% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.02%	7.02%	6.79%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,459,444,334
Management Fees (dollars paid during the reporting period)	$9,855,728
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F597

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

A Class (ARDMX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$114	1.08%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio A Class returned 10.54% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.54%	6.54%	6.31%
A Class - with sales charge	4.19%	5.29%	5.69%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,459,444,334
Management Fees (dollars paid during the reporting period)	$9,855,728
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F571

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

C Class (ARNOX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$192	1.83%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio C Class returned 9.69% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.69%	5.73%	5.52%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,459,444,334
Management Fees (dollars paid during the reporting period)	$9,855,728
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F464

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

R Class (ARDRX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$140	1.33%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R Class returned 10.28% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.28%	6.28%	6.05%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,459,444,334
Management Fees (dollars paid during the reporting period)	$9,855,728
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F589

ANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

R6 Class (ARDUX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.48%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R6 Class returned 11.19% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.19%	7.18%	6.94%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,459,444,334
Management Fees (dollars paid during the reporting period)	$9,855,728
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J607

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

Investor Class (AROIX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	0.86%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio Investor Class returned 11.35% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.35%	7.38%	7.05%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,568,549,777
Management Fees (dollars paid during the reporting period)	$11,019,328
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F845

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

I Class (AOOIX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.66%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio I Class returned 11.54% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.54%	7.60%	7.27%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,568,549,777
Management Fees (dollars paid during the reporting period)	$11,019,328
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F829

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

A Class (AROAX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$117	1.11%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio A Class returned 11.09% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.09%	7.12%	6.79%
A Class - with sales charge	4.70%	5.86%	6.16%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,568,549,777
Management Fees (dollars paid during the reporting period)	$11,019,328
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F837

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

C Class (AROCX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$196	1.86%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio C Class returned 10.26% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.26%	6.32%	5.99%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,568,549,777
Management Fees (dollars paid during the reporting period)	$11,019,328
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F456

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

R Class (ARORX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$143	1.36%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R Class returned 10.81% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.81%	6.85%	6.53%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,568,549,777
Management Fees (dollars paid during the reporting period)	$11,019,328
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F811

ANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

R6 Class (ARDOX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.51%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R6 Class returned 11.76% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.76%	7.76%	7.43%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,568,549,777
Management Fees (dollars paid during the reporting period)	$11,019,328
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J706

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

Investor Class (ARFVX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio Investor Class returned 11.93% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.93%	8.06%	7.51%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,220,127,594
Management Fees (dollars paid during the reporting period)	$8,550,427
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F563

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

I Class (ARFSX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio I Class returned 12.05% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.05%	8.27%	7.72%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,220,127,594
Management Fees (dollars paid during the reporting period)	$8,550,427
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F555

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

A Class (ARFMX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$120	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio A Class returned 11.59% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.59%	7.79%	7.24%
A Class - with sales charge	5.17%	6.52%	6.61%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,220,127,594
Management Fees (dollars paid during the reporting period)	$8,550,427
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F530

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

C Class (ARFDX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$198	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio C Class returned 10.74% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.74%	6.98%	6.44%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,220,127,594
Management Fees (dollars paid during the reporting period)	$8,550,427
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F449

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

R Class (ARFWX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$146	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R Class returned 11.31% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.31%	7.52%	6.98%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,220,127,594
Management Fees (dollars paid during the reporting period)	$8,550,427
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F548

ANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

R6 Class (ARFEX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R6 Class returned 12.25% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.25%	8.43%	7.87%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,220,127,594
Management Fees (dollars paid during the reporting period)	$8,550,427
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J805

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

Investor Class (AREVX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio Investor Class returned 12.36% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.36%	8.45%	7.77%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$880,441,534
Management Fees (dollars paid during the reporting period)	$6,051,252
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F423

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

I Class (ARENX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio I Class returned 12.65% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.65%	8.67%	7.98%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$880,441,534
Management Fees (dollars paid during the reporting period)	$6,051,252
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F415

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

A Class (AREMX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$120	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio A Class returned 12.05% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	12.05%	8.17%	7.49%
A Class - with sales charge	5.60%	6.89%	6.86%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$880,441,534
Management Fees (dollars paid during the reporting period)	$6,051,252
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F399

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

C Class (AREFX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$199	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio C Class returned 11.27% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	11.27%	7.37%	6.69%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$880,441,534
Management Fees (dollars paid during the reporting period)	$6,051,252
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F381

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

R Class (AREOX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$146	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R Class returned 11.83% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.83%	7.92%	7.23%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$880,441,534
Management Fees (dollars paid during the reporting period)	$6,051,252
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F373

ANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

R6 Class (AREUX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R6 Class returned 12.81% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.81%	8.83%	8.13%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$880,441,534
Management Fees (dollars paid during the reporting period)	$6,051,252
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J888

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

Investor Class (ARGVX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio Investor Class returned 12.62% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	12.62%	8.68%	9.16%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$484,027,598
Management Fees (dollars paid during the reporting period)	$3,187,083
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F191

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

I Class (ARGNX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio I Class returned 12.83% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.83%	8.89%	9.38%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$484,027,598
Management Fees (dollars paid during the reporting period)	$3,187,083
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F183

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

A Class (ARGMX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$120	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio A Class returned 12.37% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	12.37%	8.40%	8.88%	9/30/15
A Class - with sales charge	5.91%	7.12%	8.16%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$484,027,598
Management Fees (dollars paid during the reporting period)	$3,187,083
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F167

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

C Class (ARGHX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$199	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio C Class returned 11.52% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	11.52%	7.59%	8.08%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$484,027,598
Management Fees (dollars paid during the reporting period)	$3,187,083
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F159

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

R Class (ARGRX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$146	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R Class returned 12.10% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	12.10%	8.13%	8.62%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$484,027,598
Management Fees (dollars paid during the reporting period)	$3,187,083
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F142

ANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

R6 Class (ARGDX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R6 Class returned 13.02% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	13.02%	9.05%	9.53%	10/23/17
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$484,027,598
Management Fees (dollars paid during the reporting period)	$3,187,083
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J870

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

Investor Class (ARHVX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio Investor Class returned 12.90% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	12.90%	9.23%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$95,449,543
Management Fees (dollars paid during the reporting period)	$515,740
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J862

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

I Class (ARHUX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio I Class returned 13.11% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.11%	9.44%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$95,449,543
Management Fees (dollars paid during the reporting period)	$515,740
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J854

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

A Class (ARHMX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$120	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio A Class returned 12.55% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	12.55%	8.93%	9/23/20
A Class - with sales charge	6.08%	7.27%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$95,449,543
Management Fees (dollars paid during the reporting period)	$515,740
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J847

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

C Class (ARHEX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$199	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio C Class returned 11.66% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
C Class	11.66%	8.12%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$95,449,543
Management Fees (dollars paid during the reporting period)	$515,740
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J839

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

R Class (ARHFX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$146	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R Class returned 12.28% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.28%	8.68%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$95,449,543
Management Fees (dollars paid during the reporting period)	$515,740
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J821

ANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

R6 Class (ARHSX)	July 31, 2024

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R6 Class returned 13.26% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.26%	9.62%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$95,449,543
Management Fees (dollars paid during the reporting period)	$515,740
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J813

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$203,860
FY 2024:	$203,860

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$243,325
FY 2024:	$198,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

July 31, 2024

One Choice® Blend+ 2015 Portfolio	One Choice® Blend+ 2045 Portfolio
Investor Class (AAAFX)	Investor Class (AADHX)
I Class (AAAHX)	I Class (AADJX)
A Class (AAAJX)	A Class (AADKX)
R Class (AAAKX)	R Class (AADLX)
R6 Class (AAALX)	R6 Class (AADMX)
One Choice® Blend+ 2020 Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio
Investor Class (AACSX)
I Class (AACUX)
A Class (AACVX)
R Class (AACWX)
R6 Class (AACZX)

Schedules of Investments

JULY 31, 2024

One Choice Blend+ 2015 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.8%
Avantis Core Fixed Income Fund G Class	114,407	$963,309
Avantis Short-Term Fixed Income Fund G Class	22,759	217,125
High Income Fund G Class	15,188	130,923
Inflation-Adjusted Bond Fund G Class	16,363	173,453
Short Duration Inflation Protection Bond Fund G Class	20,810	216,428
		1,701,238
Domestic Equity Funds — 29.6%
American Century Low Volatility ETF	3,456	180,505
Avantis U.S. Equity Fund G Class	17,130	305,084
Avantis U.S. Small Cap Value Fund G Class	1,817	33,093
Focused Large Cap Value Fund G Class	23,163	250,853
Growth Fund G Class	3,319	195,017
Heritage Fund G Class	563	16,001
Mid Cap Value Fund G Class	3,740	62,531
Small Cap Growth Fund G Class(2)	1,349	31,759
		1,074,843
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	4,867	43,125
Global Bond Fund G Class	49,699	434,866
		477,991
International Equity Funds — 10.4%
Avantis International Equity Fund G Class	12,626	157,824
Focused International Growth Fund G Class	4,728	83,598
Global Real Estate Fund G Class	2,795	36,641
International Value Fund G Class	11,002	99,792
		377,855
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,301,812)		3,631,927
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$3,631,927

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
2

JULY 31, 2024

One Choice Blend+ 2020 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.5%
Avantis Core Fixed Income Fund G Class	502,181	$4,228,365
Avantis Short-Term Fixed Income Fund G Class	96,890	924,327
High Income Fund G Class	69,170	596,244
Inflation-Adjusted Bond Fund G Class	72,113	764,394
Short Duration Inflation Protection Bond Fund G Class	90,114	937,187
		7,450,517
Domestic Equity Funds — 29.6%
American Century Low Volatility ETF	14,975	782,137
Avantis U.S. Equity Fund G Class	76,719	1,366,362
Avantis U.S. Small Cap Value Fund G Class	7,973	145,182
Focused Large Cap Value Fund G Class	101,172	1,095,698
Growth Fund G Class	14,615	858,649
Heritage Fund G Class	2,721	77,355
Mid Cap Value Fund G Class	16,389	274,027
Small Cap Growth Fund G Class(2)	6,053	142,492
		4,741,902
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	22,530	199,619
Global Bond Fund G Class	218,277	1,909,922
		2,109,541
International Equity Funds — 10.7%
Avantis Emerging Markets Equity Fund G Class	905	10,961
Avantis International Equity Fund G Class	56,460	705,754
Focused International Growth Fund G Class	21,227	375,300
Global Real Estate Fund G Class	12,601	165,204
International Small-Mid Cap Fund G Class	470	4,967
International Value Fund G Class	49,103	445,362
		1,707,548
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $14,497,400)		16,009,508
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$16,009,508

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
3

JULY 31, 2024

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.8%
Avantis Core Fixed Income Fund G Class	943,349	$7,943,001
Avantis Short-Term Fixed Income Fund G Class	114,081	1,088,333
High Income Fund G Class	168,109	1,449,103
Inflation-Adjusted Bond Fund G Class	130,577	1,384,114
Short Duration Inflation Protection Bond Fund G Class	136,230	1,416,795
		13,281,346
Domestic Equity Funds — 32.9%
American Century Low Volatility ETF	24,265	1,267,349
Avantis U.S. Equity Fund G Class	179,652	3,199,594
Avantis U.S. Small Cap Value Fund G Class	17,497	318,627
Focused Large Cap Value Fund G Class	222,407	2,408,669
Growth Fund G Class	34,957	2,053,723
Heritage Fund G Class	9,645	274,207
Mid Cap Value Fund G Class	35,370	591,380
Small Cap Growth Fund G Class(2)	13,261	312,155
		10,425,704
International Equity Funds — 12.7%
Avantis Emerging Markets Equity Fund G Class	21,569	261,205
Avantis International Equity Fund G Class	122,722	1,534,031
Focused International Growth Fund G Class	46,775	826,977
Global Real Estate Fund G Class	29,795	390,617
International Small-Mid Cap Fund G Class	7,346	77,570
International Value Fund G Class	104,058	943,804
		4,034,204
International Fixed Income Funds — 12.6%
Emerging Markets Debt Fund G Class	63,047	558,592
Global Bond Fund G Class	393,800	3,445,748
		4,004,340
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $28,610,870)		31,745,594
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$31,745,594

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
4

JULY 31, 2024

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 37.2%
American Century Low Volatility ETF	28,715	$1,499,770
Avantis U.S. Equity Fund G Class	346,760	6,175,791
Avantis U.S. Small Cap Value Fund G Class	33,373	607,724
Focused Dynamic Growth Fund G Class(2)	2,958	188,003
Focused Large Cap Value Fund G Class	414,979	4,494,221
Growth Fund G Class	65,107	3,825,040
Heritage Fund G Class	24,536	697,559
Mid Cap Value Fund G Class	66,178	1,106,491
Small Cap Growth Fund G Class(2)	25,220	593,671
		19,188,270
Domestic Fixed Income Funds — 36.0%
Avantis Core Fixed Income Fund G Class	1,395,714	11,751,909
Avantis Short-Term Fixed Income Fund G Class	80,175	764,872
High Income Fund G Class	294,340	2,537,213
Inflation-Adjusted Bond Fund G Class	181,640	1,925,387
Short Duration Inflation Protection Bond Fund G Class	151,269	1,573,202
		18,552,583
International Equity Funds — 15.2%
Avantis Emerging Markets Equity Fund G Class	75,289	911,754
Avantis International Equity Fund G Class	218,507	2,731,340
Emerging Markets Fund G Class	4,764	54,835
Focused International Growth Fund G Class	83,740	1,480,529
Global Real Estate Fund G Class	57,380	752,255
International Small-Mid Cap Fund G Class	26,249	277,192
International Value Fund G Class	173,807	1,576,433
Non-U.S. Intrinsic Value Fund G Class	6,249	62,494
		7,846,832
International Fixed Income Funds — 11.6%
Emerging Markets Debt Fund G Class	124,286	1,101,175
Global Bond Fund G Class	559,789	4,898,151
		5,999,326
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $46,554,819)		51,587,011
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$51,587,011

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
5

JULY 31, 2024

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.5%
American Century Low Volatility ETF	13,605	$710,582
Avantis U.S. Equity Fund G Class	377,504	6,723,355
Avantis U.S. Small Cap Value Fund G Class	35,564	647,626
Focused Dynamic Growth Fund G Class(2)	32,237	2,048,987
Focused Large Cap Value Fund G Class	434,064	4,700,917
Growth Fund G Class	40,890	2,402,261
Heritage Fund G Class	32,343	919,521
Mid Cap Value Fund G Class	68,610	1,147,162
Small Cap Growth Fund G Class(2)	26,337	619,970
		19,920,381
Domestic Fixed Income Funds — 29.1%
Avantis Core Fixed Income Fund G Class	1,119,594	9,426,980
Avantis Short-Term Fixed Income Fund G Class	28,157	268,616
High Income Fund G Class	258,245	2,226,072
Inflation-Adjusted Bond Fund G Class	109,135	1,156,828
Short Duration Inflation Protection Bond Fund G Class	53,296	554,276
		13,632,772
International Equity Funds — 18.3%
Avantis Emerging Markets Equity Fund G Class	84,419	1,022,319
Avantis International Equity Fund G Class	215,915	2,698,939
Emerging Markets Fund G Class	46,897	539,789
Focused International Growth Fund G Class	84,702	1,497,536
Global Real Estate Fund G Class	62,523	819,679
International Small-Mid Cap Fund G Class	41,536	438,616
International Value Fund G Class	105,431	956,256
Non-U.S. Intrinsic Value Fund G Class	59,934	599,343
		8,572,477
International Fixed Income Funds — 10.1%
Emerging Markets Debt Fund G Class	121,064	1,072,625
Global Bond Fund G Class	418,449	3,661,427
		4,734,052
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $41,896,001)		46,859,682
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$46,859,682

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
6

JULY 31, 2024

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.7%
Avantis U.S. Equity Fund G Class	396,039	$7,053,449
Avantis U.S. Small Cap Value Fund G Class	36,652	667,433
Focused Dynamic Growth Fund G Class(2)	54,201	3,445,019
Focused Large Cap Value Fund G Class	432,690	4,686,029
Growth Fund G Class	18,180	1,068,073
Heritage Fund G Class	38,542	1,095,762
Mid Cap Value Fund G Class	69,826	1,167,483
Small Cap Growth Fund G Class(2)	27,193	640,123
		19,823,371
Domestic Fixed Income Funds — 23.3%
Avantis Core Fixed Income Fund G Class	871,953	7,341,841
High Income Fund G Class	214,673	1,850,478
Inflation-Adjusted Bond Fund G Class	63,637	674,548
		9,866,867
International Equity Funds — 21.3%
Avantis Emerging Markets Equity Fund G Class	97,547	1,181,289
Avantis International Equity Fund G Class	207,191	2,589,894
Emerging Markets Fund G Class	80,091	921,845
Focused International Growth Fund G Class	80,021	1,414,771
Global Real Estate Fund G Class	67,163	880,507
International Small-Mid Cap Fund G Class	56,340	594,946
International Value Fund G Class	50,437	457,463
Non-U.S. Intrinsic Value Fund G Class	99,297	992,969
		9,033,684
International Fixed Income Funds — 8.7%
Emerging Markets Debt Fund G Class	110,875	982,353
Global Bond Fund G Class	309,712	2,709,981
		3,692,334
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $37,143,628)		42,416,256
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$42,416,256

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
7

JULY 31, 2024

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.0%
Avantis U.S. Equity Fund G Class	510,512	$9,092,226
Avantis U.S. Small Cap Value Fund G Class	47,394	863,040
Focused Dynamic Growth Fund G Class(2)	89,662	5,698,901
Focused Large Cap Value Fund G Class	564,984	6,118,775
Growth Fund G Class	1,863	109,439
Heritage Fund G Class	49,599	1,410,093
Mid Cap Value Fund G Class	89,855	1,502,370
Small Cap Growth Fund G Class(2)	35,158	827,609
		25,622,453
International Equity Funds — 23.6%
Avantis Emerging Markets Equity Fund G Class	92,347	1,118,320
Avantis International Equity Fund G Class	266,377	3,329,708
Emerging Markets Fund G Class	137,149	1,578,580
Focused International Growth Fund G Class	103,061	1,822,122
Global Real Estate Fund G Class	86,234	1,130,522
International Small-Mid Cap Fund G Class	72,869	769,497
International Value Fund G Class	5,232	47,450
Non-U.S. Intrinsic Value Fund G Class	182,254	1,822,537
		11,618,736
Domestic Fixed Income Funds — 17.8%
Avantis Core Fixed Income Fund G Class	774,604	6,522,168
High Income Fund G Class	191,120	1,647,456
Inflation-Adjusted Bond Fund G Class	56,407	597,917
		8,767,541
International Fixed Income Funds — 6.6%
Emerging Markets Debt Fund G Class	98,493	872,644
Global Bond Fund G Class	275,218	2,408,159
		3,280,803
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $42,299,525)		49,289,533
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$49,289,533

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
8

JULY 31, 2024

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.7%
Avantis U.S. Equity Fund G Class	471,610	$8,399,373
Avantis U.S. Small Cap Value Fund G Class	43,920	799,779
Focused Dynamic Growth Fund G Class(2)	86,425	5,493,203
Focused Large Cap Value Fund G Class	523,292	5,667,253
Heritage Fund G Class	45,918	1,305,449
Mid Cap Value Fund G Class	83,180	1,390,769
Small Cap Growth Fund G Class(2)	32,582	766,992
		23,822,818
International Equity Funds — 25.7%
Avantis Emerging Markets Equity Fund G Class	83,149	1,006,932
Avantis International Equity Fund G Class	247,249	3,090,609
Emerging Markets Fund G Class	130,634	1,503,602
Focused International Growth Fund G Class	95,778	1,693,347
Global Real Estate Fund G Class	80,055	1,049,521
International Small-Mid Cap Fund G Class	67,476	712,546
Non-U.S. Intrinsic Value Fund G Class	174,140	1,741,395
		10,797,952
Domestic Fixed Income Funds — 12.8%
Avantis Core Fixed Income Fund G Class	474,805	3,997,858
High Income Fund G Class	116,769	1,006,547
Inflation-Adjusted Bond Fund G Class	34,310	363,689
		5,368,094
International Fixed Income Funds — 4.8%
Emerging Markets Debt Fund G Class	60,480	535,850
Global Bond Fund G Class	168,405	1,473,546
		2,009,396
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $35,846,523)		41,998,260
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$41,998,260

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
9

JULY 31, 2024

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.5%
Avantis U.S. Equity Fund G Class	316,498	$5,636,824
Avantis U.S. Small Cap Value Fund G Class	29,325	534,004
Focused Dynamic Growth Fund G Class(2)	59,087	3,755,550
Focused Large Cap Value Fund G Class	347,691	3,765,498
Heritage Fund G Class	30,925	879,195
Mid Cap Value Fund G Class	55,519	928,275
Small Cap Growth Fund G Class(2)	21,736	511,668
		16,011,014
International Equity Funds — 27.1%
Avantis Emerging Markets Equity Fund G Class	56,904	689,112
Avantis International Equity Fund G Class	166,221	2,077,758
Emerging Markets Fund G Class	89,716	1,032,630
Focused International Growth Fund G Class	64,841	1,146,387
Global Real Estate Fund G Class	53,397	700,040
International Small-Mid Cap Fund G Class	45,171	477,006
Non-U.S. Intrinsic Value Fund G Class	115,532	1,155,315
		7,278,248
Domestic Fixed Income Funds — 9.8%
Avantis Core Fixed Income Fund G Class	232,126	1,954,501
High Income Fund G Class	57,065	491,904
Inflation-Adjusted Bond Fund G Class	16,849	178,597
		2,625,002
International Fixed Income Funds — 3.6%
Emerging Markets Debt Fund G Class	29,269	259,321
Global Bond Fund G Class	81,845	716,141
		975,462
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $22,748,447)		26,889,726
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$26,889,726

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
10

JULY 31, 2024

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.9%
Avantis U.S. Equity Fund G Class	218,249	$3,887,011
Avantis U.S. Small Cap Value Fund G Class	19,688	358,521
Focused Dynamic Growth Fund G Class(2)	41,053	2,609,358
Focused Large Cap Value Fund G Class	240,032	2,599,543
Heritage Fund G Class	21,506	611,414
Mid Cap Value Fund G Class	37,547	627,790
Small Cap Growth Fund G Class(2)	14,930	351,449
		11,045,086
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	39,426	477,448
Avantis International Equity Fund G Class	114,751	1,434,382
Emerging Markets Fund G Class	62,027	713,928
Focused International Growth Fund G Class	45,187	798,900
Global Real Estate Fund G Class	36,382	476,970
International Small-Mid Cap Fund G Class	31,230	329,787
Non-U.S. Intrinsic Value Fund G Class	79,620	796,196
		5,027,611
Domestic Fixed Income Funds — 7.2%
Avantis Core Fixed Income Fund G Class	114,028	960,116
High Income Fund G Class	28,193	243,026
Inflation-Adjusted Bond Fund G Class	8,351	88,516
		1,291,658
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	14,758	130,752
Global Bond Fund G Class	40,538	354,710
		485,462
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $15,002,375)		17,849,817
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$17,849,817

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
11

JULY 31, 2024

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 62.0%
Avantis U.S. Equity Fund G Class	105,664	$1,881,878
Avantis U.S. Small Cap Value Fund G Class	9,592	174,678
Focused Dynamic Growth Fund G Class(2)	19,966	1,269,018
Focused Large Cap Value Fund G Class	115,613	1,252,085
Heritage Fund G Class	10,426	296,421
Mid Cap Value Fund G Class	18,163	303,688
Small Cap Growth Fund G Class(2)	7,091	166,928
		5,344,696
International Equity Funds — 28.2%
Avantis Emerging Markets Equity Fund G Class	19,055	230,759
Avantis International Equity Fund G Class	55,487	693,582
Emerging Markets Fund G Class	30,275	348,469
Focused International Growth Fund G Class	21,920	387,537
Global Real Estate Fund G Class	17,485	229,229
International Small-Mid Cap Fund G Class	14,797	156,261
Non-U.S. Intrinsic Value Fund G Class	38,294	382,940
		2,428,777
Domestic Fixed Income Funds — 7.1%
Avantis Core Fixed Income Fund G Class	54,512	458,994
High Income Fund G Class	13,477	116,171
Inflation-Adjusted Bond Fund G Class	3,979	42,182
		617,347
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	6,984	61,878
Global Bond Fund G Class	19,332	169,155
		231,033
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,333,273)		8,621,853
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$8,621,853

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
12

Statements of Assets and Liabilities

JULY 31, 2024
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $3,301,812 and $14,497,400, respectively)	$3,631,927	$16,009,508
Receivable for investments sold	1,199	3,789
Receivable for capital shares sold	1,747	15,709
Distributions receivable from affiliates	6,047	23,023
	3,640,920	16,052,029

Liabilities
Payable for investments purchased	6,047	23,023
Payable for capital shares redeemed	1,951	16,348
Accrued management fees	990	3,143
Distribution and service fees payable	5	7
	8,993	42,521

Net Assets	$3,631,927	$16,009,508

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,533,651	$15,008,776
Distributable earnings (loss)	98,276	1,000,732
	$3,631,927	$16,009,508

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2015 Portfolio
Investor Class, $0.01 Par Value	$616,166	61,559	$10.01
I Class, $0.01 Par Value	$352,037	35,151	$10.01
A Class, $0.01 Par Value	$5,347	535	$9.99
R Class, $0.01 Par Value	$9,145	917	$9.97
R6 Class, $0.01 Par Value	$2,649,232	264,272	$10.02
One Choice Blend+ 2020 Portfolio
Investor Class, $0.01 Par Value	$753,547	74,627	$10.10
I Class, $0.01 Par Value	$11,995	1,187	$10.11
A Class, $0.01 Par Value	$10,754	1,067	$10.08
R Class, $0.01 Par Value	$13,325	1,324	$10.06
R6 Class, $0.01 Par Value	$15,219,887	1,504,142	$10.12
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.60 and $10.69 (net asset value divided by 0.9425) for One Choice Blend+ 2015 Portfolio and One Choice Blend+ 2020 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
13

JULY 31, 2024
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $28,610,870 and $46,554,819, respectively)	$31,745,594	$51,587,011
Receivable for investments sold	1,932	—
Receivable for capital shares sold	25,019	41,335
Distributions receivable from affiliates	46,391	65,986
	31,818,936	51,694,332

Liabilities
Disbursements in excess of demand deposit cash	1,914	—
Payable for investments purchased	60,491	90,121
Payable for capital shares redeemed	3,391	5,350
Accrued management fees	7,504	11,761
Distribution and service fees payable	42	89
	73,342	107,321

Net Assets	$31,745,594	$51,587,011

Net Assets Consist of:
Capital (par value and paid-in surplus)	$29,304,778	$47,617,944
Distributable earnings (loss)	2,440,816	3,969,067
	$31,745,594	$51,587,011

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$4,078,731	404,831	$10.08
I Class, $0.01 Par Value	$5,486	544	$10.08
A Class, $0.01 Par Value	$29,439	2,927	$10.06
R Class, $0.01 Par Value	$88,655	8,826	$10.04
R6 Class, $0.01 Par Value	$27,543,283	2,729,201	$10.09
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$5,956,708	584,618	$10.19
I Class, $0.01 Par Value	$5,551	544	$10.20
A Class, $0.01 Par Value	$11,135	1,094	$10.18
R Class, $0.01 Par Value	$214,609	21,110	$10.17
R6 Class, $0.01 Par Value	$45,399,008	4,445,053	$10.21
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.67 and $10.80 (net asset value divided by 0.9425) for One Choice Blend+ 2025 Portfolio and One Choice Blend+ 2030 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
14

JULY 31, 2024
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $41,896,001 and $37,143,628, respectively)	$46,859,682	$42,416,256
Receivable for investments sold	—	141,484
Receivable for capital shares sold	38,897	27,263
Distributions receivable from affiliates	51,473	41,095
	46,950,052	42,626,098

Liabilities
Payable for investments purchased	75,758	41,095
Payable for capital shares redeemed	3,157	158,248
Accrued management fees	11,300	10,290
Distribution and service fees payable	155	209
	90,370	209,842

Net Assets	$46,859,682	$42,416,256

Net Assets Consist of:
Capital (par value and paid-in surplus)	$43,672,540	$37,830,139
Distributable earnings (loss)	3,187,142	4,586,117
	$46,859,682	$42,416,256

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$8,072,466	785,098	$10.28
I Class, $0.01 Par Value	$32,569	3,164	$10.29
A Class, $0.01 Par Value	$130,783	12,734	$10.27
R Class, $0.01 Par Value	$295,735	28,850	$10.25
R6 Class, $0.01 Par Value	$38,328,129	3,720,585	$10.30
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$5,336,027	509,252	$10.48
I Class, $0.01 Par Value	$8,206	782	$10.49
A Class, $0.01 Par Value	$123,836	11,837	$10.46
R Class, $0.01 Par Value	$440,948	42,193	$10.45
R6 Class, $0.01 Par Value	$36,507,239	3,476,636	$10.50
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.90 and $11.10 (net asset value divided by 0.9425) for One Choice Blend+ 2035 Portfolio and One Choice Blend+ 2040 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
15

JULY 31, 2024
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $42,299,525 and $35,846,523, respectively)	$49,289,533	$41,998,260
Receivable for capital shares sold	35,318	75,949
Distributions receivable from affiliates	36,386	22,105
	49,361,237	42,096,314

Liabilities
Payable for investments purchased	57,313	84,526
Payable for capital shares redeemed	2,720	3,846
Accrued management fees	11,461	9,488
Distribution and service fees payable	210	194
	71,704	98,054

Net Assets	$49,289,533	$41,998,260

Net Assets Consist of:
Capital (par value and paid-in surplus)	$43,176,159	$36,367,007
Distributable earnings (loss)	6,113,374	5,631,253
	$49,289,533	$41,998,260

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$4,704,574	441,647	$10.65
I Class, $0.01 Par Value	$16,744	1,571	$10.66
A Class, $0.01 Par Value	$37,775	3,552	$10.63
R Class, $0.01 Par Value	$488,712	46,018	$10.62
R6 Class, $0.01 Par Value	$44,041,728	4,127,492	$10.67
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$3,265,016	302,452	$10.80
I Class, $0.01 Par Value	$5,892	545	$10.81
A Class, $0.01 Par Value	$83,816	7,776	$10.78
R Class, $0.01 Par Value	$438,156	40,713	$10.76
R6 Class, $0.01 Par Value	$38,205,380	3,532,874	$10.81
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.28 and $11.44 (net asset value divided by 0.9425) for One Choice Blend+ 2045 Portfolio and One Choice Blend+ 2050 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
16

JULY 31, 2024
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $22,748,447 and $15,002,375, respectively)	$26,889,726	$17,849,817
Receivable for capital shares sold	59,916	33,111
Distributions receivable from affiliates	10,805	5,225
	26,960,447	17,888,153

Liabilities
Payable for investments purchased	63,732	33,498
Payable for capital shares redeemed	719	388
Accrued management fees	6,115	4,340
Distribution and service fees payable	155	110
	70,721	38,336

Net Assets	$26,889,726	$17,849,817

Net Assets Consist of:
Capital (par value and paid-in surplus)	$23,415,986	$15,260,728
Distributable earnings (loss)	3,473,740	2,589,089
	$26,889,726	$17,849,817

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$2,281,981	209,331	$10.90
I Class, $0.01 Par Value	$5,937	544	$10.91
A Class, $0.01 Par Value	$30,186	2,773	$10.89
R Class, $0.01 Par Value	$371,929	34,225	$10.87
R6 Class, $0.01 Par Value	$24,199,693	2,213,864	$10.93
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$3,077,940	279,563	$11.01
I Class, $0.01 Par Value	$13,900	1,262	$11.01
A Class, $0.01 Par Value	$20,319	1,849	$10.99
R Class, $0.01 Par Value	$261,178	23,814	$10.97
R6 Class, $0.01 Par Value	$14,476,480	1,313,084	$11.02
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.55 and $11.66 (net asset value divided by 0.9425) for One Choice Blend+ 2055 Portfolio and One Choice Blend+ 2060 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
17

JULY 31, 2024
One Choice Blend+ 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $7,333,273)	$8,621,853
Receivable for capital shares sold	53,973
Distributions receivable from affiliates	2,485
8,678,311

Liabilities
Payable for investments purchased	53,190
Payable for capital shares redeemed	52
Accrued management fees	2,897
Distribution and service fees payable	319
56,458

Net Assets	$8,621,853

Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,605,447
Distributable earnings (loss)	1,016,406
$8,621,853

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$3,479,420	318,191	$10.94
I Class, $0.01 Par Value	$6,005	549	$10.94
A Class, $0.01 Par Value	$139,673	12,804	$10.91
R Class, $0.01 Par Value	$734,009	67,370	$10.90
R6 Class, $0.01 Par Value	$4,262,746	389,293	$10.95
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.58 (net asset value divided by 0.9425) for One Choice Blend+ 2065 Portfolio. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
18

Statements of Operations

YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$163,719	$585,096

Expenses:
Management fees	13,207	40,348
Distribution and service fees:
A Class	12	25
R Class	34	71
Directors' fees and expenses	151	509
Other expenses	—	42
	13,404	40,995
Fees waived	(647)	(2,173)
	12,757	38,822

Net investment income (loss)	150,962	546,274

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(113,509)	(344,922)
Capital gain distributions received from underlying funds	15,817	65,709
	(97,692)	(279,213)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	362,319	1,531,852

Net realized and unrealized gain (loss) on affiliates	264,627	1,252,639

Net Increase (Decrease) in Net Assets Resulting from Operations	$415,589	$1,798,913

See Notes to Financial Statements.
19

YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,190,380	$1,574,494

Expenses:
Management fees	95,024	125,949
Distribution and service fees:
A Class	33	25
R Class	246	1,169
Directors' fees and expenses	1,093	1,453
Other expenses	94	—
	96,490	128,596
Fees waived	(3,790)	(3,743)
	92,700	124,853

Net investment income (loss)	1,097,680	1,449,641

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(230,653)	(409,843)
Capital gain distributions received from underlying funds	146,361	226,843
	(84,292)	(183,000)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,834,598	4,582,549

Net realized and unrealized gain (loss) on affiliates	2,750,306	4,399,549

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,847,986	$5,849,190

See Notes to Financial Statements.
20

YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,296,041	$1,183,747

Expenses:
Management fees	115,751	105,363
Distribution and service fees:
A Class	277	222
R Class	1,241	1,612
Directors' fees and expenses	1,284	1,220
	118,553	108,417
Fees waived	(1,647)	—
	116,906	108,417

Net investment income (loss)	1,179,135	1,075,330

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(397,884)	(216,301)
Capital gain distributions received from underlying funds	179,743	163,150
	(218,141)	(53,151)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	4,217,901	4,407,693

Net realized and unrealized gain (loss) on affiliates	3,999,760	4,354,542

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,178,895	$5,429,872

See Notes to Financial Statements.
21

YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,280,070	$959,302

Expenses:
Management fees	119,282	93,555
Distribution and service fees:
A Class	28	156
R Class	1,743	1,386
Directors' fees and expenses	1,420	1,128
	122,473	96,225

Net investment income (loss)	1,157,597	863,077

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	136,284	46,427
Capital gain distributions received from underlying funds	177,344	155,799
	313,628	202,226

Change in net unrealized appreciation (depreciation) on investments in underlying funds	5,464,762	4,886,630

Net realized and unrealized gain (loss) on affiliates	5,778,390	5,088,856

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,935,987	$5,951,933

See Notes to Financial Statements.
22

YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$557,353	$347,169

Expenses:
Management fees	58,732	40,772
Distribution and service fees:
A Class	52	52
R Class	1,328	800
Directors' fees and expenses	688	448
	60,800	42,072

Net investment income (loss)	496,553	305,097

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	70,507	56,045
Capital gain distributions received from underlying funds	98,054	65,601
	168,561	121,646

Change in net unrealized appreciation (depreciation) on investments in underlying funds	3,204,754	2,065,895

Net realized and unrealized gain (loss) on affiliates	3,373,315	2,187,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,869,868	$2,492,638

See Notes to Financial Statements.
23

YEAR ENDED JULY 31, 2024
One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$145,585

Expenses:
Management fees	25,593
Distribution and service fees:
A Class	226
R Class	2,242
Directors' fees and expenses	189
28,250

Net investment income (loss)	117,335

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	14,039
Capital gain distributions received from underlying funds	26,875
40,914

Change in net unrealized appreciation (depreciation) on investments in underlying funds	942,312

Net realized and unrealized gain (loss) on affiliates	983,226

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,100,561

See Notes to Financial Statements.
24

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice Blend+ 2015 Portfolio		One Choice Blend+ 2020 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$150,962	$130,712	$546,274	$322,376
Net realized gain (loss)	(97,692)	(166,826)	(279,213)	(322,425)
Change in net unrealized appreciation (depreciation)	362,319	150,990	1,531,852	526,641
Net increase (decrease) in net assets resulting from operations	415,589	114,876	1,798,913	526,592

Distributions to Shareholders
From earnings:
Investor Class	(13,852)	(11,157)	(16,911)	(41,607)
I Class	(9,627)	(139)	(256)	(304)
A Class	(116)	(117)	(185)	(234)
R Class	(108)	(148)	(267)	(328)
R6 Class	(106,941)	(103,090)	(429,152)	(224,312)
Decrease in net assets from distributions	(130,644)	(114,651)	(446,771)	(266,785)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,198,724)	357,198	1,895,797	5,035,005

Net increase (decrease) in net assets	(913,779)	357,423	3,247,939	5,294,812

Net Assets
Beginning of period	4,545,706	4,188,283	12,761,569	7,466,757
End of period	$3,631,927	$4,545,706	$16,009,508	$12,761,569

See Notes to Financial Statements.
25

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice Blend+ 2025 Portfolio		One Choice Blend+ 2030 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$1,097,680	$732,277	$1,449,641	$805,229
Net realized gain (loss)	(84,292)	(828,042)	(183,000)	(1,234,225)
Change in net unrealized appreciation (depreciation)	2,834,598	1,277,824	4,582,549	2,089,579
Net increase (decrease) in net assets resulting from operations	3,847,986	1,182,059	5,849,190	1,660,583

Distributions to Shareholders
From earnings:
Investor Class	(101,295)	(115,870)	(112,371)	(130,061)
I Class	(122)	(145)	(115)	(158)
A Class	(233)	(124)	(352)	(136)
R Class	(708)	(423)	(3,650)	(2,701)
R6 Class	(787,911)	(566,153)	(994,105)	(746,796)
Decrease in net assets from distributions	(890,269)	(682,715)	(1,110,593)	(879,852)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,219,546	4,393,157	14,490,664	7,546,685

Net increase (decrease) in net assets	4,177,263	4,892,501	19,229,261	8,327,416

Net Assets
Beginning of period	27,568,331	22,675,830	32,357,750	24,030,334
End of period	$31,745,594	$27,568,331	$51,587,011	$32,357,750

See Notes to Financial Statements.
26

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice Blend+ 2035 Portfolio		One Choice Blend+ 2040 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$1,179,135	$689,915	$1,075,330	$612,246
Net realized gain (loss)	(218,141)	(1,720,470)	(53,151)	(863,142)
Change in net unrealized appreciation (depreciation)	4,217,901	2,726,631	4,407,693	2,393,003
Net increase (decrease) in net assets resulting from operations	5,178,895	1,696,076	5,429,872	2,142,107

Distributions to Shareholders
From earnings:
Investor Class	(111,986)	(110,586)	(75,295)	(45,457)
I Class	(684)	(930)	(111)	(146)
A Class	(2,630)	(139)	(1,644)	(818)
R Class	(3,559)	(3,695)	(3,906)	(3,493)
R6 Class	(827,254)	(714,197)	(800,497)	(696,210)
Decrease in net assets from distributions	(946,113)	(829,547)	(881,453)	(746,124)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,077,831	7,816,280	7,549,726	7,655,433

Net increase (decrease) in net assets	14,310,613	8,682,809	12,098,145	9,051,416

Net Assets
Beginning of period	32,549,069	23,866,260	30,318,111	21,266,695
End of period	$46,859,682	$32,549,069	$42,416,256	$30,318,111

See Notes to Financial Statements.
27

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice Blend+ 2045 Portfolio		One Choice Blend+ 2050 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$1,157,597	$597,759	$863,077	$402,633
Net realized gain (loss)	313,628	(1,189,608)	202,226	(712,937)
Change in net unrealized appreciation (depreciation)	5,464,762	3,130,638	4,886,630	2,417,276
Net increase (decrease) in net assets resulting from operations	6,935,987	2,538,789	5,951,933	2,106,972

Distributions to Shareholders
From earnings:
Investor Class	(68,284)	(60,832)	(45,447)	(39,876)
I Class	(340)	(425)	(537)	(140)
A Class	(150)	(127)	(1,502)	(119)
R Class	(4,737)	(1,996)	(3,748)	(5,182)
R6 Class	(986,929)	(736,554)	(822,729)	(517,760)
Decrease in net assets from distributions	(1,060,440)	(799,934)	(873,963)	(563,077)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,707,522	7,798,966	11,653,539	7,005,527

Net increase (decrease) in net assets	15,583,069	9,537,821	16,731,509	8,549,422

Net Assets
Beginning of period	33,706,464	24,168,643	25,266,751	16,717,329
End of period	$49,289,533	$33,706,464	$41,998,260	$25,266,751

See Notes to Financial Statements.
28

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice Blend+ 2055 Portfolio		One Choice Blend+ 2060 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$496,553	$217,418	$305,097	$127,221
Net realized gain (loss)	168,561	(830,897)	121,646	(305,147)
Change in net unrealized appreciation (depreciation)	3,204,754	1,728,502	2,065,895	1,079,240
Net increase (decrease) in net assets resulting from operations	3,869,868	1,115,023	2,492,638	901,314

Distributions to Shareholders
From earnings:
Investor Class	(26,500)	(26,304)	(34,472)	(19,913)
I Class	(98)	(151)	(275)	(283)
A Class	(338)	(130)	(588)	(110)
R Class	(2,706)	(3,758)	(2,137)	(715)
R6 Class	(394,232)	(311,208)	(288,763)	(151,110)
Decrease in net assets from distributions	(423,874)	(341,551)	(326,235)	(172,131)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,051,096	3,150,885	5,676,665	4,605,313

Net increase (decrease) in net assets	12,497,090	3,924,357	7,843,068	5,334,496

Net Assets
Beginning of period	14,392,636	10,468,279	10,006,749	4,672,253
End of period	$26,889,726	$14,392,636	$17,849,817	$10,006,749

See Notes to Financial Statements.
29

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$117,335	$35,178
Net realized gain (loss)	40,914	(266,394)
Change in net unrealized appreciation (depreciation)	942,312	529,517
Net increase (decrease) in net assets resulting from operations	1,100,561	298,301

Distributions to Shareholders
From earnings:
Investor Class	(40,635)	(48,349)
I Class	(98)	(190)
A Class	(1,509)	(169)
R Class	(3,853)	(8,700)
R6 Class	(56,341)	(17,451)
Decrease in net assets from distributions	(102,436)	(74,859)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,939,741	1,179,034

Net increase (decrease) in net assets	4,937,866	1,402,476

Net Assets
Beginning of period	3,683,987	2,281,511
End of period	$8,621,853	$3,683,987

See Notes to Financial Statements.
30

Notes to Financial Statements

July 31, 2024

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio and One Choice Blend+ 2065 Portfolio (collectively, the funds) are eleven funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

The funds offer the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

31

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

The investment advisor will waive the portion of each fund's management fee equal to the expenses attributable to the management fees of the underlying funds in which the funds invest. The amount of this waiver will fluctuate depending on each fund's daily allocation to the underlying funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

For the period ended July 31, 2024, the fee waiver and the effective annual management fee after waiver for each class of each fund listed below are as follows:

		Effective Annual Management Fee After Waiver
	Fee Waiver	Investor, A and R Classes	I Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2020 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2025 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2030 Portfolio	0.00%*	0.58%	0.38%	0.23%
One Choice Blend+ 2035 Portfolio	0.00%*	0.58%	0.38%	0.23%
*Fee waiver was less than 0.005%.

The total amount of the waiver for each class of each fund listed below for the period ended July 31, 2024 is as follows:

	Investor Class	I Class*	A Class*	R Class*	R6 Class
One Choice Blend+ 2015 Portfolio	$77	$49	—	—	$521
One Choice Blend+ 2020 Portfolio	$115	—	—	$1	$2,057
One Choice Blend+ 2025 Portfolio	$478	—	$1	$5	$3,306
One Choice Blend+ 2030 Portfolio	$390	—	—	$19	$3,334
One Choice Blend+ 2035 Portfolio	$236	—	$5	$10	$1,396
*Amounts shown as "—" were less than $0.50.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2024 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

32

4. Investment Transactions

Investment transactions for the period ended July 31, 2024 were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Purchases	$1,706,605	$9,685,856	$18,942,530	$28,160,728
Sales	$2,869,194	$7,624,847	$17,369,212	$13,104,173

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Purchases	$19,450,119	$16,978,008	$29,863,252	$18,171,287
Sales	$8,957,086	$9,071,255	$19,881,229	$6,372,835

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Purchases	$13,280,663	$8,893,373	$5,039,892
Sales	$4,058,834	$3,172,245	$1,058,368

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2015 Portfolio
Investor Class
Sold	5,741	$54,393	28,256	$257,663
Issued in reinvestment of distributions	1,466	13,852	1,274	11,157
Redeemed	(180)	(1,732)	(15,675)	(143,305)
	7,027	66,513	13,855	125,515
I Class
Sold	2,130	20,000	35,704	322,408
Issued in reinvestment of distributions	1,020	9,627	16	139
Redeemed	(4,230)	(40,891)	—	—
	(1,080)	(11,264)	35,720	322,547
A Class
Issued in reinvestment of distributions	12	116	13	117
R Class
Sold	372	3,538	143	1,292
Issued in reinvestment of distributions	11	108	17	148
Redeemed	(5)	(45)	(321)	(2,943)
	378	3,601	(161)	(1,503)
R6 Class
Sold	162,310	1,517,492	92,426	845,707
Issued in reinvestment of distributions	11,317	106,941	11,768	103,090
Redeemed	(300,666)	(2,882,123)	(114,793)	(1,038,275)
	(127,039)	(1,257,690)	(10,599)	(89,478)
Net increase (decrease)	(120,702)	$(1,198,724)	38,828	$357,198

33

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2020 Portfolio
Investor Class
Sold	22,878	$222,009	102,868	$948,599
Issued in reinvestment of distributions	1,270	12,099	4,739	41,607
Redeemed	(88,475)	(827,873)	(85,254)	(784,059)
	(64,327)	(593,765)	22,353	206,147
I Class
Issued in reinvestment of distributions	27	256	35	304
A Class
Issued in reinvestment of distributions	20	185	26	234
R Class
Sold	659	6,352	533	4,687
Issued in reinvestment of distributions	28	267	37	328
Redeemed	(756)	(7,384)	(464)	(4,225)
	(69)	(765)	106	790
R6 Class
Sold	978,930	9,033,173	779,601	6,976,215
Issued in reinvestment of distributions	45,032	429,152	25,548	224,312
Redeemed	(728,845)	(6,972,439)	(266,966)	(2,372,997)
	295,117	2,489,886	538,183	4,827,530
Net increase (decrease)	230,768	$1,895,797	560,703	$5,035,005

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	107,148	$994,806	173,105	$1,578,887
Issued in reinvestment of distributions	10,719	101,295	13,411	115,870
Redeemed	(174,850)	(1,673,726)	(56,025)	(505,050)
	(56,983)	(577,625)	130,491	1,189,707
I Class
Sold	—	—	8	69
Issued in reinvestment of distributions	13	122	16	145
Redeemed	(8)	(72)	—	—
	5	50	24	214
A Class
Sold	3,105	29,448	—	—
Issued in reinvestment of distributions	25	233	14	124
Redeemed	(730)	(7,193)	—	—
	2,400	22,488	14	124
R Class
Sold	7,731	74,050	1,480	13,317
Issued in reinvestment of distributions	75	708	49	423
Redeemed	(2,013)	(18,783)	(186)	(1,681)
	5,793	55,975	1,343	12,059
R6 Class
Sold	1,912,371	17,838,266	1,309,364	11,657,875
Issued in reinvestment of distributions	83,377	787,911	65,527	566,153
Redeemed	(1,741,418)	(16,907,519)	(1,000,855)	(9,032,975)
	254,330	1,718,658	374,036	3,191,053
Net increase (decrease)	205,545	$1,219,546	505,908	$4,393,157
34

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	352,054	$3,366,501	279,207	$2,518,740
Issued in reinvestment of distributions	11,841	112,371	15,176	130,061
Redeemed	(218,398)	(2,084,971)	(233,394)	(2,113,495)
	145,497	1,393,901	60,989	535,306
I Class
Issued in reinvestment of distributions	12	115	18	158
A Class
Sold	1,658	15,475	159	1,445
Issued in reinvestment of distributions	37	352	16	136
Redeemed	(1,288)	(12,173)	—	—
	407	3,654	175	1,581
R Class
Sold	26,738	252,625	10,073	90,499
Issued in reinvestment of distributions	385	3,650	315	2,701
Redeemed	(23,069)	(217,762)	(1,352)	(12,089)
	4,054	38,513	9,036	81,111
R6 Class
Sold	2,659,643	24,853,022	1,525,978	13,600,958
Issued in reinvestment of distributions	104,753	994,105	87,141	746,796
Redeemed	(1,298,053)	(12,792,646)	(839,377)	(7,419,225)
	1,466,343	13,054,481	773,742	6,928,529
Net increase (decrease)	1,616,313	$14,490,664	843,960	$7,546,685

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	406,705	$3,955,286	224,642	$2,028,853
Issued in reinvestment of distributions	11,825	111,986	13,056	110,586
Redeemed	(145,280)	(1,383,261)	(59,234)	(527,635)
	273,250	2,684,011	178,464	1,611,804
I Class
Issued in reinvestment of distributions	72	684	110	930
A Class
Sold	15,550	135,916	79	729
Issued in reinvestment of distributions	278	2,630	17	139
Redeemed	(3,702)	(37,052)	—	—
	12,126	101,494	96	868
R Class
Sold	25,019	232,541	23,644	207,577
Issued in reinvestment of distributions	376	3,559	436	3,695
Redeemed	(20,266)	(181,173)	(10,571)	(91,394)
	5,129	54,927	13,509	119,878
R6 Class
Sold	1,656,509	15,535,540	1,609,818	14,214,223
Issued in reinvestment of distributions	87,448	827,254	84,321	714,197
Redeemed	(937,129)	(9,126,079)	(1,032,182)	(8,845,620)
	806,828	7,236,715	661,957	6,082,800
Net increase (decrease)	1,097,405	$10,077,831	854,136	$7,816,280

35

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	303,239	$2,916,153	168,755	$1,500,892
Issued in reinvestment of distributions	7,884	75,295	5,373	45,457
Redeemed	(104,316)	(1,015,574)	(32,247)	(288,309)
	206,807	1,975,874	141,881	1,258,040
I Class
Sold	238	2,500	—	—
Issued in reinvestment of distributions	12	111	17	146
	250	2,611	17	146
A Class
Sold	8,232	72,916	—	—
Issued in reinvestment of distributions	172	1,644	97	818
Redeemed	(3)	(30)	—	—
	8,401	74,530	97	818
R Class
Sold	35,375	341,949	17,266	154,434
Issued in reinvestment of distributions	409	3,906	413	3,493
Redeemed	(20,027)	(184,853)	(3,418)	(31,070)
	15,757	161,002	14,261	126,857
R6 Class
Sold	1,505,364	14,112,728	1,329,519	11,708,579
Issued in reinvestment of distributions	83,822	800,497	82,294	696,210
Redeemed	(962,388)	(9,577,516)	(708,582)	(6,135,217)
	626,798	5,335,709	703,231	6,269,572
Net increase (decrease)	858,013	$7,549,726	859,487	$7,655,433

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	198,810	$1,941,089	105,273	$930,248
Issued in reinvestment of distributions	7,093	68,159	7,182	60,832
Redeemed	(54,554)	(532,329)	(9,883)	(88,787)
	151,349	1,476,919	102,572	902,293
I Class
Issued in reinvestment of distributions	36	340	50	425
A Class
Sold	3,008	30,613	—	—
Issued in reinvestment of distributions	16	150	15	127
	3,024	30,763	15	127
R Class
Sold	20,321	199,658	22,527	201,586
Issued in reinvestment of distributions	492	4,737	236	1,996
Redeemed	(2,821)	(27,119)	(1,341)	(12,141)
	17,992	177,276	21,422	191,441
R6 Class
Sold	2,952,574	28,299,729	1,592,289	14,052,672
Issued in reinvestment of distributions	102,698	986,929	87,063	736,554
Redeemed	(2,106,726)	(21,264,434)	(939,848)	(8,084,546)
	948,546	8,022,224	739,504	6,704,680
Net increase (decrease)	1,120,947	$9,707,522	863,563	$7,798,966
36

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	158,747	$1,578,346	95,387	$860,903
Issued in reinvestment of distributions	4,692	45,375	4,708	39,876
Redeemed	(52,800)	(522,191)	(70,359)	(633,022)
	110,639	1,101,530	29,736	267,757
I Class
Sold	2,219	20,900	—	—
Issued in reinvestment of distributions	56	537	17	140
Redeemed	(2,263)	(23,804)	—	—
	12	(2,367)	17	140
A Class
Sold	18,137	176,092	—	—
Issued in reinvestment of distributions	155	1,502	14	119
Redeemed	(11,044)	(116,463)	—	—
	7,248	61,131	14	119
R Class
Sold	27,407	276,058	10,421	92,955
Issued in reinvestment of distributions	388	3,748	612	5,182
Redeemed	(10,949)	(99,146)	(8,526)	(76,928)
	16,846	180,660	2,507	21,209
R6 Class
Sold	1,774,887	16,848,676	1,289,910	11,391,181
Issued in reinvestment of distributions	85,081	822,729	61,201	517,760
Redeemed	(712,849)	(7,358,820)	(606,611)	(5,192,639)
	1,147,119	10,312,585	744,500	6,716,302
Net increase (decrease)	1,281,864	$11,653,539	776,774	$7,005,527

37

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	106,355	$1,049,611	77,381	$695,015
Issued in reinvestment of distributions	2,723	26,500	3,117	26,304
Redeemed	(33,247)	(327,904)	(23,213)	(213,392)
	75,831	748,207	57,285	507,927
I Class
Issued in reinvestment of distributions	10	98	18	151
A Class
Sold	2,355	21,053	—	—
Issued in reinvestment of distributions	35	338	15	130
Redeemed	(147)	(1,477)	—	—
	2,243	19,914	15	130
R Class
Sold	17,186	172,157	13,141	116,363
Issued in reinvestment of distributions	278	2,706	445	3,758
Redeemed	(5,093)	(48,601)	(12,012)	(110,230)
	12,371	126,262	1,574	9,891
R6 Class
Sold	1,357,108	13,016,285	780,629	6,904,601
Issued in reinvestment of distributions	40,476	394,232	36,829	311,208
Redeemed	(506,026)	(5,253,902)	(540,626)	(4,583,023)
	891,558	8,156,615	276,832	2,632,786
Net increase (decrease)	982,013	$9,051,096	335,724	$3,150,885

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	154,430	$1,606,456	104,499	$949,784
Issued in reinvestment of distributions	3,521	34,472	2,340	19,913
Redeemed	(34,765)	(346,925)	(25,578)	(230,516)
	123,186	1,294,003	81,261	739,181
I Class
Issued in reinvestment of distributions	28	275	33	283
A Class
Sold	3,353	30,636	63	565
Issued in reinvestment of distributions	60	588	13	110
Redeemed	(2,175)	(22,167)	—	—
	1,238	9,057	76	675
R Class
Sold	17,368	173,161	6,287	57,864
Issued in reinvestment of distributions	218	2,137	84	715
Redeemed	(2,693)	(24,556)	(8,228)	(73,029)
	14,893	150,742	(1,857)	(14,450)
R6 Class
Sold	823,484	7,996,677	676,752	6,026,038
Issued in reinvestment of distributions	29,496	288,763	17,778	151,110
Redeemed	(391,108)	(4,062,852)	(265,723)	(2,297,524)
	461,872	4,222,588	428,807	3,879,624
Net increase (decrease)	601,217	$5,676,665	508,320	$4,605,313

38

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	158,824	$1,583,586	96,807	$870,407
Issued in reinvestment of distributions	4,176	40,635	5,742	48,349
Redeemed	(54,074)	(546,761)	(17,808)	(158,025)
	108,926	1,077,460	84,741	760,731
I Class
Issued in reinvestment of distributions	10	98	23	190
A Class
Sold	12,128	107,152	—	—
Issued in reinvestment of distributions	155	1,509	20	169
Redeemed	(13)	(114)	—	—
	12,270	108,547	20	169
R Class
Sold	56,535	561,319	21,166	189,228
Issued in reinvestment of distributions	397	3,853	1,035	8,700
Redeemed	(20,257)	(184,377)	(13,971)	(127,976)
	36,675	380,795	8,230	69,952
R6 Class
Sold	345,740	3,369,324	217,518	1,915,455
Issued in reinvestment of distributions	5,796	56,341	2,075	17,451
Redeemed	(100,509)	(1,052,824)	(181,396)	(1,584,914)
	251,027	2,372,841	38,197	347,992
Net increase (decrease)	408,908	$3,939,741	131,211	$1,179,034

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7.  Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

39

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2024 and July 31, 2023 were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Blend+ 2015 Portfolio	$130,644	—	$111,580	$3,071
One Choice Blend+ 2020 Portfolio	$446,771	—	$266,785	—
One Choice Blend+ 2025 Portfolio	$890,269	—	$619,194	$63,521
One Choice Blend+ 2030 Portfolio	$1,110,593	—	$688,551	$191,301
One Choice Blend+ 2035 Portfolio	$946,113	—	$621,419	$208,128
One Choice Blend+ 2040 Portfolio	$881,453	—	$538,075	$208,049
One Choice Blend+ 2045 Portfolio	$964,819	$95,621	$552,047	$247,887
One Choice Blend+ 2050 Portfolio	$730,897	$143,066	$380,154	$182,923
One Choice Blend+ 2055 Portfolio	$423,874	—	$216,113	$125,438
One Choice Blend+ 2060 Portfolio	$271,823	$54,412	$118,399	$53,732
One Choice Blend+ 2065 Portfolio	$102,436	—	$35,844	$39,015

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Federal tax cost of investments	$3,523,913	$15,077,684	$29,823,609	$48,215,340
Gross tax appreciation of investments	$108,617	$931,824	$1,921,985	$3,402,171
Gross tax depreciation of investments	(603)	—	—	(30,500)
Net tax appreciation (depreciation) of investments	$108,014	$931,824	$1,921,985	$3,371,671
Undistributed ordinary income	$63,190	$220,943	$463,696	$612,200
Accumulated short-term capital losses	$(60,701)	$(121,903)	—	$(14,804)
Accumulated long-term capital losses	$(12,227)	$(30,132)	—	—
Accumulated long-term gains	—	—	$55,135	—

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Federal tax cost of investments	$44,056,422	$38,539,460	$44,205,934	$36,979,062
Gross tax appreciation of investments	$2,872,648	$3,907,434	$5,085,616	$5,036,148
Gross tax depreciation of investments	(69,388)	(30,638)	(2,017)	(16,950)
Net tax appreciation (depreciation) of investments	$2,803,260	$3,876,796	$5,083,599	$5,019,198
Undistributed ordinary income	$455,916	$392,989	$590,145	$302,328
Accumulated short-term capital losses	$(72,034)	—	—	—
Accumulated long-term gains	—	$316,332	$439,630	$309,727

40

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Federal tax cost of investments	$23,753,722	$15,510,419	$7,511,073
Gross tax appreciation of investments	$3,139,531	$2,341,282	$1,110,780
Gross tax depreciation of investments	(3,527)	(1,884)	—
Net tax appreciation (depreciation) of investments	$3,136,004	$2,339,398	$1,110,780
Undistributed ordinary income	$133,542	$115,258	$20,182
Accumulated short-term capital losses	—	—	$(71,918)
Accumulated long-term capital losses	—	—	$(42,638)
Accumulated long-term gains	$204,194	$134,433	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.
41

10. Affiliated Fund Transactions

  A summary of transactions for each underlying fund for the period ended July 31, 2024 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2015 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$1,258	$471	$855	$89	$963	114	$(84)	$56
Avantis Short-Term Fixed Income Fund	287	94	175	11	217	23	(5)	10
High Income Fund	177	58	115	11	131	15	(6)	13
Inflation-Adjusted Bond Fund	227	75	151	22	173	16	(22)	9
Short Duration Inflation Protection Bond Fund	286	95	183	18	216	21	(11)	9
American Century Low Volatility ETF	206	76	124	22	180	3	6	4
Avantis U.S. Equity Fund	357	140	230	38	305	17	28	5
Avantis U.S. Small Cap Value Fund	39	13	23	4	33	2	2	1
Focused Large Cap Value Fund	280	129	183	25	251	23	(4)	14
Growth Fund	233	116	171	17	195	3	33	11
Heritage Fund	19	5	10	2	16	1	1	—
Mid Cap Value Fund	69	29	41	6	63	4	(4)	4
Small Cap Growth Fund(3)	37	13	24	6	32	1	—	—
Emerging Markets Debt Fund	59	19	38	3	43	5	(4)	4
Global Bond Fund	576	194	387	52	435	50	(46)	24
Avantis International Equity Fund	182	75	111	12	158	13	4	6
Focused International Growth Fund	95	45	67	11	84	5	(3)	1
Global Real Estate Fund	41	16	30	10	37	3	(6)	2
International Value Fund	118	44	65	3	100	11	7	7
	$4,546	$1,707	$2,983	$362	$3,632	330	$(114)	$180
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2020 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$3,538	$2,745	$2,369	$314	$4,228	502	$(213)	$198
Avantis Short-Term Fixed Income Fund	701	558	369	34	924	97	(9)	31
High Income Fund	549	369	370	48	596	69	(21)	45
Inflation-Adjusted Bond Fund	621	457	380	67	765	72	(58)	35
Short Duration Inflation Protection Bond Fund	743	572	434	56	937	90	(29)	32
American Century Low Volatility ETF	540	432	296	106	782	15	10	11
Avantis U.S. Equity Fund	1,043	732	620	211	1,366	77	58	21
Avantis U.S. Small Cap Value Fund	117	66	62	24	145	8	4	3
Focused Large Cap Value Fund	803	666	497	124	1,096	101	(20)	51
Growth Fund	679	549	490	121	859	15	67	44
Heritage Fund	69	34	37	11	77	3	3	1
Mid Cap Value Fund	199	155	112	32	274	16	(13)	17
Small Cap Growth Fund(3)	107	67	55	24	143	6	1	—
Emerging Markets Debt Fund	193	127	129	9	200	23	(9)	14
Global Bond Fund	1,585	1,183	1,024	166	1,910	218	(108)	81
Avantis Emerging Markets Equity Fund	29	8	26	—	11	1	1	1
Avantis International Equity Fund	516	409	287	68	706	56	7	26
Focused International Growth Fund	270	218	159	46	375	21	(6)	6
Global Real Estate Fund	120	94	85	36	165	13	(16)	7
International Small-Mid Cap Fund	9	4	9	1	5	—	(1)	—
International Value Fund	331	241	160	34	446	49	7	27
	$12,762	$9,686	$7,970	$1,532	$16,010	1,452	$(345)	$651
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$7,092	$5,217	$4,850	$484	$7,943	943	$(369)	$400
Avantis Short-Term Fixed Income Fund	893	650	491	36	1,088	114	(9)	41
High Income Fund	1,394	903	946	98	1,449	168	(39)	118
Inflation-Adjusted Bond Fund	1,263	807	820	134	1,384	131	(123)	61
Short Duration Inflation Protection Bond Fund	1,253	840	769	93	1,417	136	(50)	47
American Century Low Volatility ETF	954	667	511	157	1,267	24	35	20
Avantis U.S. Equity Fund	2,716	1,674	1,670	480	3,200	180	199	46
Avantis U.S. Small Cap Value Fund	268	137	136	50	319	17	15	6
Focused Large Cap Value Fund	1,995	1,431	1,252	235	2,409	222	—	116
Growth Fund	1,777	1,151	1,148	274	2,054	35	222	100
Heritage Fund	247	138	144	33	274	10	18	2
Mid Cap Value Fund	477	343	285	56	591	35	(17)	37
Small Cap Growth Fund(3)	257	168	157	44	312	13	15	—
Avantis Emerging Markets Equity Fund	266	157	181	19	261	22	12	11
Avantis International Equity Fund	1,242	903	736	125	1,534	123	51	54
Focused International Growth Fund	669	507	431	82	827	47	13	12
Global Real Estate Fund	316	214	212	73	391	30	(23)	15
International Small-Mid Cap Fund	73	43	51	12	77	7	(1)	2
International Value Fund	769	547	433	61	944	104	36	54
Emerging Markets Debt Fund	559	346	364	18	559	63	(21)	40
Global Bond Fund	3,088	2,100	2,013	271	3,446	394	(195)	155
	$27,568	$18,943	$17,600	$2,835	$31,746	2,818	$(231)	$1,337
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$815	$769	$267	$183	$1,500	29	$7	$20
Avantis U.S. Equity Fund	3,923	2,898	1,614	969	6,176	347	157	74
Avantis U.S. Small Cap Value Fund	379	273	145	101	608	33	9	10
Focused Dynamic Growth Fund(3)	362	154	318	(10)	188	3	93	—
Focused Large Cap Value Fund	2,735	2,514	1,195	440	4,494	415	(42)	184
Growth Fund	2,211	2,188	1,195	621	3,825	65	91	150
Heritage Fund	463	308	165	92	698	25	14	4
Mid Cap Value Fund	661	580	235	100	1,106	66	(30)	58
Small Cap Growth Fund(3)	366	287	150	91	594	25	7	—
Avantis Core Fixed Income Fund	7,512	6,950	3,270	560	11,752	1,396	(345)	493
Avantis Short-Term Fixed Income Fund	437	422	116	22	765	80	(4)	24
High Income Fund	1,672	1,391	679	153	2,537	294	(59)	170
Inflation-Adjusted Bond Fund	1,177	1,076	423	95	1,925	182	(70)	71
Short Duration Inflation Protection Bond Fund	900	922	312	63	1,573	151	(20)	42
Avantis Emerging Markets Equity Fund	581	443	203	91	912	75	3	30
Avantis International Equity Fund	1,665	1,368	563	261	2,731	219	16	80
Emerging Markets Fund	101	42	89	1	55	5	5	2
Focused International Growth Fund	896	777	343	151	1,481	84	(7)	19
Global Real Estate Fund	466	389	236	133	752	57	(47)	24
International Small-Mid Cap Fund	181	129	77	44	277	26	(10)	5
International Value Fund	890	860	299	126	1,577	174	16	74
Non-U.S. Intrinsic Value Fund	111	57	91	(15)	62	6	9	13
Emerging Markets Debt Fund	748	603	280	30	1,101	124	(30)	67
Global Bond Fund	3,106	2,761	1,250	281	4,898	560	(173)	187
	$32,358	$28,161	$13,515	$4,583	$51,587	4,441	$(410)	$1,801
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$378	$306	$53	$80	$711	14	—	$9
Avantis U.S. Equity Fund	4,740	2,409	1,477	1,051	6,723	378	$49	76
Avantis U.S. Small Cap Value Fund	434	233	124	105	648	36	2	10
Focused Dynamic Growth Fund(3)	1,652	769	752	380	2,049	32	131	—
Focused Large Cap Value Fund	3,203	2,039	969	427	4,700	434	(60)	181
Growth Fund	1,480	1,106	554	370	2,402	41	24	84
Heritage Fund	666	311	174	117	920	32	2	5
Mid Cap Value Fund	762	458	158	85	1,147	69	(24)	57
Small Cap Growth Fund(3)	430	225	123	88	620	26	3	—
Avantis Core Fixed Income Fund	6,565	4,369	1,881	374	9,427	1,120	(234)	377
Avantis Short-Term Fixed Income Fund	146	126	9	6	269	28	(1)	8
High Income Fund	1,613	856	355	112	2,226	258	(40)	143
Inflation-Adjusted Bond Fund	772	472	119	32	1,157	109	(19)	39
Short Duration Inflation Protection Bond Fund	304	268	35	17	554	53	(2)	13
Avantis Emerging Markets Equity Fund	753	411	246	104	1,022	84	(16)	33
Avantis International Equity Fund	1,854	1,109	509	244	2,698	216	(7)	75
Emerging Markets Fund	447	214	192	71	540	47	(23)	12
Focused International Growth Fund	1,030	659	330	139	1,498	85	(24)	17
Global Real Estate Fund	569	314	190	127	820	63	(42)	24
International Small-Mid Cap Fund	316	145	80	58	439	42	(13)	8
International Value Fund	588	428	134	74	956	105	3	42
Non-U.S. Intrinsic Value Fund	479	262	127	(14)	600	60	1	67
Emerging Markets Debt Fund	807	441	194	19	1,073	121	(24)	62
Global Bond Fund	2,559	1,520	570	152	3,661	418	(84)	134
	$32,547	$19,450	$9,355	$4,218	$46,860	3,871	$(398)	$1,476
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$5,093	$2,246	$1,418	$1,132	$7,053	396	$102	$86
Avantis U.S. Small Cap Value Fund	462	217	122	111	668	37	5	11
Focused Dynamic Growth Fund(3)	2,720	1,199	1,205	731	3,445	54	210	—
Focused Large Cap Value Fund	3,334	2,171	1,282	463	4,686	433	(67)	195
Growth Fund	664	407	180	177	1,068	18	18	41
Heritage Fund	802	333	184	145	1,096	39	10	7
Mid Cap Value Fund	794	462	180	91	1,167	70	(26)	61
Small Cap Growth Fund(3)	458	196	110	96	640	27	2	—
Avantis Core Fixed Income Fund	5,071	3,738	1,817	350	7,342	872	(226)	303
High Income Fund	1,287	787	321	97	1,850	215	(33)	121
Inflation-Adjusted Bond Fund	464	278	90	23	675	64	(15)	25
Avantis Emerging Markets Equity Fund	845	443	225	118	1,181	98	(9)	40
Avantis International Equity Fund	1,872	953	478	243	2,590	207	5	78
Emerging Markets Fund	756	297	256	125	922	80	(35)	22
Focused International Growth Fund	1,043	499	266	139	1,415	80	(17)	18
Global Real Estate Fund	619	316	188	134	881	67	(39)	28
International Small-Mid Cap Fund	420	170	70	75	595	56	(11)	12
International Value Fund	265	205	48	35	457	50	3	21
Non-U.S. Intrinsic Value Fund	785	407	174	(25)	993	99	4	117
Emerging Markets Debt Fund	692	429	155	16	982	111	(19)	58
Global Bond Fund	1,872	1,224	518	132	2,710	310	(78)	103
	$30,318	$16,977	$9,287	$4,408	$42,416	3,383	$(216)	$1,347
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$6,351	$4,608	$3,303	$1,436	$9,092	511	$221	$110
Avantis U.S. Small Cap Value Fund	614	400	289	138	863	47	12	14
Focused Dynamic Growth Fund(3)	4,193	3,153	2,797	1,150	5,699	90	469	—
Focused Large Cap Value Fund	4,125	3,960	2,553	587	6,119	565	(66)	250
Growth Fund	—	110	5	4	109	2	—	—
Heritage Fund	999	779	537	169	1,410	50	49	9
Mid Cap Value Fund	1,000	856	495	141	1,502	90	(55)	79
Small Cap Growth Fund(3)	576	421	287	118	828	35	14	—
Avantis Emerging Markets Equity Fund	789	652	445	122	1,118	92	(7)	37
Avantis International Equity Fund	2,312	1,984	1,257	291	3,330	266	52	100
Emerging Markets Fund	1,179	969	815	246	1,579	137	(72)	37
Focused International Growth Fund	1,288	1,140	791	186	1,823	103	3	23
Global Real Estate Fund	763	644	469	193	1,131	86	(68)	37
International Small-Mid Cap Fund	516	425	284	112	769	73	(20)	15
International Value Fund	—	45	—	2	47	5	—	—
Non-U.S. Intrinsic Value Fund	1,314	1,288	780	1	1,823	182	(15)	209
Avantis Core Fixed Income Fund	4,173	4,818	2,756	287	6,522	775	(203)	269
High Income Fund	1,048	1,064	552	87	1,647	191	(32)	107
Inflation-Adjusted Bond Fund	376	359	171	34	598	56	(29)	21
Emerging Markets Debt Fund	559	571	276	19	873	98	(20)	50
Global Bond Fund	1,531	1,618	883	142	2,408	275	(97)	90
	$33,706	$29,864	$19,745	$5,465	$49,290	3,729	$136	$1,457
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$5,165	$2,933	$1,078	$1,379	$8,399	472	$78	$96
Avantis U.S. Small Cap Value Fund	483	275	91	133	800	44	3	12
Focused Dynamic Growth Fund(3)	3,404	2,123	1,227	1,193	5,493	86	229	—
Focused Large Cap Value Fund	3,385	2,791	1,040	531	5,667	523	(52)	220
Heritage Fund	806	499	179	179	1,305	46	6	8
Mid Cap Value Fund	801	631	148	107	1,391	83	(21)	69
Small Cap Growth Fund(3)	464	284	97	116	767	33	4	—
Avantis Emerging Markets Equity Fund	643	407	145	102	1,007	83	(4)	33
Avantis International Equity Fund	1,888	1,296	386	293	3,091	247	8	88
Emerging Markets Fund	963	626	279	193	1,503	131	(41)	33
Focused International Growth Fund	1,042	761	278	168	1,693	96	(11)	20
Global Real Estate Fund	628	448	177	151	1,050	80	(33)	32
International Small-Mid Cap Fund	421	272	71	91	713	67	(11)	13
Non-U.S. Intrinsic Value Fund	1,078	937	266	(8)	1,741	174	1	184
Avantis Core Fixed Income Fund	2,234	2,213	600	151	3,998	475	(75)	154
High Income Fund	554	483	71	41	1,007	117	(7)	61
Inflation-Adjusted Bond Fund	195	181	22	9	363	34	(4)	12
Emerging Markets Debt Fund	295	266	30	5	536	60	(4)	29
Global Bond Fund	818	745	142	53	1,474	168	(20)	51
	$25,267	$18,171	$6,327	$4,887	$41,998	3,019	$46	$1,115
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,070	$2,372	$728	$923	$5,637	316	$42	$60
Avantis U.S. Small Cap Value Fund	283	227	66	90	534	29	2	8
Focused Dynamic Growth Fund(3)	2,035	1,679	743	785	3,756	59	140	—
Focused Large Cap Value Fund	2,008	2,113	706	350	3,765	348	(24)	141
Heritage Fund	480	396	118	121	879	31	1	5
Mid Cap Value Fund	478	483	108	75	928	56	(14)	44
Small Cap Growth Fund(3)	273	212	51	78	512	22	3	—
Avantis Emerging Markets Equity Fund	381	340	100	68	689	57	—	21
Avantis International Equity Fund	1,121	1,018	261	200	2,078	166	7	55
Emerging Markets Fund	575	526	194	126	1,033	90	(21)	20
Focused International Growth Fund	627	576	169	112	1,146	65	(3)	13
Global Real Estate Fund	375	325	96	96	700	53	(17)	20
International Small-Mid Cap Fund	253	217	53	60	477	45	(5)	8
Non-U.S. Intrinsic Value Fund	638	683	170	4	1,155	116	2	116
Avantis Core Fixed Income Fund	976	1,187	270	62	1,955	232	(24)	72
High Income Fund	244	273	45	20	492	57	(3)	29
Inflation-Adjusted Bond Fund	87	99	12	5	179	17	(2)	5
Emerging Markets Debt Fund	130	150	25	4	259	29	(3)	14
Global Bond Fund	359	405	74	26	716	82	(10)	24
	$14,393	$13,281	$3,989	$3,205	$26,890	1,870	$71	$655
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$2,194	$1,662	$581	$612	$3,887	218	$21	$40
Avantis U.S. Small Cap Value Fund	203	146	50	60	359	20	—	5
Focused Dynamic Growth Fund(3)	1,453	1,237	607	526	2,609	41	88	—
Focused Large Cap Value Fund	1,441	1,486	555	228	2,600	240	(16)	94
Heritage Fund	346	282	92	75	611	22	5	3
Mid Cap Value Fund	345	327	94	50	628	38	(11)	29
Small Cap Growth Fund(3)	197	150	46	50	351	15	3	—
Avantis Emerging Markets Equity Fund	271	228	64	42	477	39	2	14
Avantis International Equity Fund	805	730	231	130	1,434	115	3	37
Emerging Markets Fund	407	364	127	70	714	62	(3)	14
Focused International Growth Fund	449	424	143	69	799	45	—	9
Global Real Estate Fund	270	226	79	60	477	36	(9)	13
International Small-Mid Cap Fund	182	154	46	40	330	31	(4)	5
Non-U.S. Intrinsic Value Fund	450	484	140	2	796	80	(2)	77
Avantis Core Fixed Income Fund	537	573	178	28	960	114	(12)	36
High Income Fund	136	122	24	9	243	28	(2)	15
Inflation-Adjusted Bond Fund	49	43	5	2	89	8	(1)	3
Emerging Markets Debt Fund	73	67	10	1	131	15	(1)	7
Global Bond Fund	199	188	44	12	355	41	(5)	12
	$10,007	$8,893	$3,116	$2,066	$17,850	1,208	$56	$413
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$807	$1,014	$216	$277	$1,882	106	$3	$16
Avantis U.S. Small Cap Value Fund	74	94	21	28	175	10	—	2
Focused Dynamic Growth Fund(3)	536	706	229	256	1,269	20	14	—
Focused Large Cap Value Fund	530	783	161	100	1,252	116	(3)	40
Heritage Fund	127	167	32	34	296	10	—	1
Mid Cap Value Fund	127	184	27	20	304	18	(1)	12
Small Cap Growth Fund(3)	72	88	17	24	167	7	—	—
Avantis Emerging Markets Equity Fund	100	130	18	19	231	19	1	6
Avantis International Equity Fund	296	425	87	60	694	55	1	15
Emerging Markets Fund	152	203	36	29	348	30	2	6
Focused International Growth Fund	166	238	47	31	388	22	—	4
Global Real Estate Fund	99	125	18	23	229	17	1	6
International Small-Mid Cap Fund	67	87	14	16	156	15	—	2
Non-U.S. Intrinsic Value Fund	167	256	45	5	383	38	(1)	32
Avantis Core Fixed Income Fund	197	299	47	10	459	55	(2)	15
High Income Fund	50	70	8	4	116	13	—	6
Inflation-Adjusted Bond Fund	18	26	3	1	42	4	—	1
Emerging Markets Debt Fund	26	39	3	—	62	7	—	3
Global Bond Fund	73	106	15	5	169	19	(1)	5
	$3,684	$5,040	$1,044	$942	$8,622	581	$14	$172
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2015 Portfolio
Investor Class
2024	$9.40	0.27	0.59	0.86	(0.25)	—	(0.25)	$10.01	9.27%	0.57%	0.58%	2.95%	2.94%	37%	$616
2023	$9.41	0.26	(0.01)	0.25	(0.25)	(0.01)	(0.26)	$9.40	2.78%	0.57%	0.58%	2.88%	2.87%	36%	$512
2022	$10.51	0.29	(1.17)	(0.88)	(0.22)	—	(0.22)	$9.41	(8.57)%	0.57%	0.58%	1.58%	1.57%	29%	$383
2021(2)	$10.00	0.01(3)	0.50	0.51	—	—	—	$10.51	5.10%	0.56%	0.58%	0.52%	0.50%	0%	$153
I Class
2024	$9.40	0.31	0.57	0.88	(0.27)	—	(0.27)	$10.01	9.49%	0.37%	0.38%	3.15%	3.14%	37%	$352
2023	$9.42	0.21	0.04	0.25	(0.26)	(0.01)	(0.27)	$9.40	2.87%	0.37%	0.38%	3.08%	3.07%	36%	$341
2022	$10.51	0.32	(1.17)	(0.85)	(0.24)	—	(0.24)	$9.42	(8.32)%	0.37%	0.38%	1.78%	1.77%	29%	$5
2021(2)	$10.00	0.04(3)	0.47	0.51	—	—	—	$10.51	5.10%	0.36%	0.38%	0.72%	0.70%	0%	$5
A Class
2024	$9.38	0.26	0.57	0.83	(0.22)	—	(0.22)	$9.99	9.01%	0.82%	0.83%	2.70%	2.69%	37%	$5
2023	$9.40	0.25	(0.04)	0.21	(0.22)	(0.01)	(0.23)	$9.38	2.41%	0.82%	0.83%	2.63%	2.62%	36%	$5
2022	$10.49	0.26	(1.15)	(0.89)	(0.20)	—	(0.20)	$9.40	(8.68)%	0.82%	0.83%	1.33%	1.32%	29%	$5
2021(2)	$10.00	0.02(3)	0.47	0.49	—	—	—	$10.49	4.90%	0.81%	0.83%	0.27%	0.25%	0%	$5
R Class
2024	$9.36	0.19	0.62	0.81	(0.20)	—	(0.20)	$9.97	8.75%	1.07%	1.08%	2.45%	2.44%	37%	$9
2023	$9.38	0.26	(0.07)	0.19	(0.20)	(0.01)	(0.21)	$9.36	2.15%	1.07%	1.08%	2.38%	2.37%	36%	$5
2022	$10.48	0.23	(1.15)	(0.92)	(0.18)	—	(0.18)	$9.38	(8.97)%	1.07%	1.08%	1.08%	1.07%	29%	$7
2021(2)	$10.00	0.01(3)	0.47	0.48	—	—	—	$10.48	4.80%	1.06%	1.08%	0.02%	0.00%	0%	$5
R6 Class
2024	$9.41	0.39	0.50	0.89	(0.28)	—	(0.28)	$10.02	9.64%	0.22%	0.23%	3.30%	3.29%	37%	$2,649
2023	$9.43	0.32	(0.05)	0.27	(0.28)	(0.01)	(0.29)	$9.41	3.03%	0.22%	0.23%	3.23%	3.22%	36%	$3,683
2022	$10.52	0.26	(1.10)	(0.84)	(0.25)	—	(0.25)	$9.43	(8.20)%	0.22%	0.23%	1.93%	1.92%	29%	$3,789
2021(2)	$10.00	0.04(3)	0.48	0.52	—	—	—	$10.52	5.20%	0.21%	0.23%	0.87%	0.85%	0%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2020 Portfolio
Investor Class
2024	$9.43	0.37	0.50	0.87	(0.20)	—	(0.20)	$10.10	9.37%	0.57%	0.58%	3.05%	3.04%	48%	$754
2023	$9.43	0.25	—(2)	0.25	(0.25)	—	(0.25)	$9.43	2.87%	0.57%	0.58%	2.75%	2.74%	30%	$1,310
2022	$10.57	0.27	(1.17)	(0.90)	(0.23)	(0.01)	(0.24)	$9.43	(8.32)%	0.57%	0.58%	2.01%	2.00%	36%	$1,099
2021(3)	$10.00	0.02(4)	0.55	0.57	—	—	—	$10.57	5.20%	0.57%	0.58%	0.66%	0.65%	137%	$15
I Class
2024	$9.43	0.30	0.60	0.90	(0.22)	—	(0.22)	$10.11	9.70%	0.37%	0.38%	3.25%	3.24%	48%	$12
2023	$9.43	0.29	(0.02)	0.27	(0.27)	—	(0.27)	$9.43	3.08%	0.37%	0.38%	2.95%	2.94%	30%	$11
2022	$10.58	0.32	(1.21)	(0.89)	(0.25)	(0.01)	(0.26)	$9.43	(8.25)%	0.37%	0.38%	2.21%	2.20%	36%	$11
2021(3)	$10.00	0.04(4)	0.54	0.58	—	—	—	$10.58	5.30%	0.37%	0.38%	0.86%	0.85%	137%	$11
A Class
2024	$9.41	0.25	0.60	0.85	(0.18)	—	(0.18)	$10.08	9.11%	0.82%	0.83%	2.80%	2.79%	48%	$11
2023	$9.41	0.24	(0.01)	0.23	(0.23)	—	(0.23)	$9.41	2.61%	0.82%	0.83%	2.50%	2.49%	30%	$10
2022	$10.56	0.28	(1.21)	(0.93)	(0.21)	(0.01)	(0.22)	$9.41	(8.61)%	0.82%	0.83%	1.76%	1.75%	36%	$10
2021(3)	$10.00	0.02(4)	0.54	0.56	—	—	—	$10.56	5.10%	0.82%	0.83%	0.41%	0.40%	137%	$11
R Class
2024	$9.39	0.22	0.60	0.82	(0.15)	—	(0.15)	$10.06	8.85%	1.07%	1.08%	2.55%	2.54%	48%	$13
2023	$9.39	0.22	(0.01)	0.21	(0.21)	—	(0.21)	$9.39	2.35%	1.07%	1.08%	2.25%	2.24%	30%	$13
2022	$10.55	0.24	(1.20)	(0.96)	(0.19)	(0.01)	(0.20)	$9.39	(8.90)%	1.07%	1.08%	1.51%	1.50%	36%	$12
2021(3)	$10.00	0.01(4)	0.54	0.55	—	—	—	$10.55	5.00%	1.07%	1.08%	0.16%	0.15%	137%	$11
R6 Class
2024	$9.44	0.28	0.64	0.92	(0.24)	—	(0.24)	$10.12	9.85%	0.22%	0.23%	3.40%	3.39%	48%	$15,220
2023	$9.44	0.29	(0.01)	0.28	(0.28)	—	(0.28)	$9.44	3.23%	0.22%	0.23%	3.10%	3.09%	30%	$11,418
2022	$10.59	0.30	(1.18)	(0.88)	(0.26)	(0.01)	(0.27)	$9.44	(8.13)%	0.22%	0.23%	2.36%	2.35%	36%	$6,335
2021(3)	$10.00	0.04(4)	0.55	0.59	—	—	—	$10.59	5.40%	0.22%	0.23%	1.01%	1.00%	137%	$11

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2024	$9.36	0.29	0.64	0.93	(0.21)	—	(0.21)	$10.08	10.10%	0.57%	0.58%	2.88%	2.87%	51%	$4,079
2023	$9.30	0.25	0.08	0.33	(0.24)	(0.03)	(0.27)	$9.36	3.72%	0.57%	0.58%	2.75%	2.74%	41%	$4,323
2022	$10.55	0.30	(1.27)	(0.97)	(0.26)	(0.02)	(0.28)	$9.30	(9.41)%	0.57%	0.58%	1.93%	1.92%	32%	$3,081
2021(2)	$10.00	0.03(3)	0.52	0.55	—	—	—	$10.55	5.50%	0.57%	0.58%	0.85%	0.84%	24%	$1,629
I Class
2024	$9.37	0.30	0.64	0.94	(0.23)	—	(0.23)	$10.08	10.20%	0.37%	0.38%	3.08%	3.07%	51%	$5
2023	$9.31	0.28	0.07	0.35	(0.26)	(0.03)	(0.29)	$9.37	3.93%	0.37%	0.38%	2.95%	2.94%	41%	$5
2022	$10.56	0.33	(1.28)	(0.95)	(0.28)	(0.02)	(0.30)	$9.31	(9.25)%	0.37%	0.38%	2.13%	2.12%	32%	$5
2021(2)	$10.00	0.04(3)	0.52	0.56	—	—	—	$10.56	5.60%	0.37%	0.38%	1.05%	1.04%	24%	$5
A Class
2024	$9.35	0.17	0.73	0.90	(0.19)	—	(0.19)	$10.06	9.73%	0.82%	0.83%	2.63%	2.62%	51%	$29
2023	$9.28	0.25	0.07	0.32	(0.22)	(0.03)	(0.25)	$9.35	3.58%	0.82%	0.83%	2.50%	2.49%	41%	$5
2022	$10.54	0.28	(1.28)	(1.00)	(0.24)	(0.02)	(0.26)	$9.28	(9.70)%	0.82%	0.83%	1.68%	1.67%	32%	$5
2021(2)	$10.00	0.02(3)	0.52	0.54	—	—	—	$10.54	5.40%	0.82%	0.83%	0.60%	0.59%	24%	$5
R Class
2024	$9.33	0.19	0.68	0.87	(0.16)	—	(0.16)	$10.04	9.47%	1.07%	1.08%	2.38%	2.37%	51%	$89
2023	$9.27	0.22	0.06	0.28	(0.19)	(0.03)	(0.22)	$9.33	3.20%	1.07%	1.08%	2.25%	2.24%	41%	$28
2022	$10.53	0.20	(1.22)	(1.02)	(0.22)	(0.02)	(0.24)	$9.27	(9.90)%	1.07%	1.08%	1.43%	1.42%	32%	$16
2021(2)	$10.00	0.01(3)	0.52	0.53	—	—	—	$10.53	5.30%	1.07%	1.08%	0.35%	0.34%	24%	$13
R6 Class
2024	$9.38	0.31	0.65	0.96	(0.25)	—	(0.25)	$10.09	10.36%	0.22%	0.23%	3.23%	3.22%	51%	$27,543
2023	$9.32	0.30	0.06	0.36	(0.27)	(0.03)	(0.30)	$9.38	4.09%	0.22%	0.23%	3.10%	3.09%	41%	$23,207
2022	$10.57	0.32	(1.25)	(0.93)	(0.30)	(0.02)	(0.32)	$9.32	(9.13)%	0.22%	0.23%	2.28%	2.27%	32%	$19,569
2021(2)	$10.00	0.04(3)	0.53	0.57	—	—	—	$10.57	5.70%	0.22%	0.23%	1.20%	1.19%	24%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2024	$9.40	0.23	0.76	0.99	(0.20)	—	(0.20)	$10.19	10.66%	0.58%	0.58%	2.78%	2.78%	28%	$5,957
2023	$9.25	0.23	0.21	0.44	(0.22)	(0.07)	(0.29)	$9.40	5.04%	0.58%	0.59%	2.61%	2.60%	36%	$4,126
2022	$10.58	0.31	(1.37)	(1.06)	(0.27)	—	(0.27)	$9.25	(10.28)%	0.57%	0.58%	1.75%	1.74%	26%	$3,498
2021(2)	$10.00	0.03(3)	0.55	0.58	—	—	—	$10.58	5.80%	0.57%	0.58%	0.68%	0.67%	3%	$2,002
I Class
2024	$9.41	0.29	0.72	1.01	(0.22)	—	(0.22)	$10.20	10.87%	0.38%	0.38%	2.98%	2.98%	28%	$6
2023	$9.27	0.26	0.19	0.45	(0.24)	(0.07)	(0.31)	$9.41	5.14%	0.38%	0.39%	2.81%	2.80%	36%	$5
2022	$10.59	0.34	(1.37)	(1.03)	(0.29)	—	(0.29)	$9.27	(10.03)%	0.37%	0.38%	1.95%	1.94%	26%	$5
2021(2)	$10.00	0.04(3)	0.55	0.59	—	—	—	$10.59	5.90%	0.37%	0.38%	0.88%	0.87%	3%	$5
A Class
2024	$9.39	0.15	0.81	0.96	(0.17)	—	(0.17)	$10.18	10.39%	0.83%	0.83%	2.53%	2.53%	28%	$11
2023	$9.24	0.21	0.21	0.42	(0.20)	(0.07)	(0.27)	$9.39	4.78%	0.83%	0.84%	2.36%	2.35%	36%	$6
2022	$10.57	0.30	(1.38)	(1.08)	(0.25)	—	(0.25)	$9.24	(10.48)%	0.82%	0.83%	1.50%	1.49%	26%	$5
2021(2)	$10.00	0.02(3)	0.55	0.57	—	—	—	$10.57	5.70%	0.82%	0.83%	0.43%	0.42%	3%	$5
R Class
2024	$9.37	0.22	0.73	0.95	(0.15)	—	(0.15)	$10.17	10.24%	1.08%	1.08%	2.28%	2.28%	28%	$215
2023	$9.23	0.19	0.20	0.39	(0.18)	(0.07)	(0.25)	$9.37	4.41%	1.08%	1.09%	2.11%	2.10%	36%	$160
2022	$10.56	0.26	(1.36)	(1.10)	(0.23)	—	(0.23)	$9.23	(10.67)%	1.07%	1.08%	1.25%	1.24%	26%	$74
2021(2)	$10.00	—(3)(4)	0.56	0.56	—	—	—	$10.56	5.60%	1.07%	1.08%	0.18%	0.17%	3%	$10
R6 Class
2024	$9.42	0.27	0.75	1.02	(0.23)	—	(0.23)	$10.21	11.02%	0.23%	0.23%	3.13%	3.13%	28%	$45,399
2023	$9.27	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	$9.42	5.41%	0.23%	0.24%	2.96%	2.95%	36%	$28,060
2022	$10.59	0.32	(1.34)	(1.02)	(0.30)	—	(0.30)	$9.27	(9.92)%	0.22%	0.23%	2.10%	2.09%	26%	$20,448
2021(2)	$10.00	0.04(3)	0.55	0.59	—	—	—	$10.59	5.90%	0.22%	0.23%	1.03%	1.02%	3%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2024	$9.41	0.23	0.84	1.07	(0.20)	—	(0.20)	$10.28	11.58%	0.58%	0.58%	2.59%	2.59%	22%	$8,072
2023	$9.17	0.20	0.33	0.53	(0.21)	(0.08)	(0.29)	$9.41	6.18%	0.58%	0.58%	2.37%	2.37%	35%	$4,817
2022	$10.61	0.32	(1.48)	(1.16)	(0.28)	—	(0.28)	$9.17	(11.24)%	0.58%	0.58%	1.54%	1.54%	20%	$3,056
2021(2)	$10.00	0.02(3)	0.59	0.61	—	—	—	$10.61	6.10%	0.58%	0.58%	0.54%	0.54%	2%	$1,620
I Class
2024	$9.42	0.27	0.82	1.09	(0.22)	—	(0.22)	$10.29	11.79%	0.38%	0.38%	2.79%	2.79%	22%	$33
2023	$9.18	0.24	0.31	0.55	(0.23)	(0.08)	(0.31)	$9.42	6.39%	0.38%	0.38%	2.57%	2.57%	35%	$29
2022	$10.62	0.35	(1.49)	(1.14)	(0.30)	—	(0.30)	$9.18	(11.08)%	0.38%	0.38%	1.74%	1.74%	20%	$27
2021(2)	$10.00	0.03(3)	0.59	0.62	—	—	—	$10.62	6.20%	0.38%	0.38%	0.74%	0.74%	2%	$31
A Class
2024	$9.40	0.14	0.91	1.05	(0.18)	—	(0.18)	$10.27	11.31%	0.83%	0.83%	2.34%	2.34%	22%	$131
2023	$9.15	0.20	0.32	0.52	(0.19)	(0.08)	(0.27)	$9.40	6.03%	0.83%	0.83%	2.12%	2.12%	35%	$6
2022	$10.60	0.30	(1.49)	(1.19)	(0.26)	—	(0.26)	$9.15	(11.53)%	0.83%	0.83%	1.29%	1.29%	20%	$5
2021(2)	$10.00	0.01(3)	0.59	0.60	—	—	—	$10.60	6.00%	0.83%	0.83%	0.29%	0.29%	2%	$5
R Class
2024	$9.38	0.19	0.83	1.02	(0.15)	—	(0.15)	$10.25	11.05%	1.08%	1.08%	2.09%	2.09%	22%	$296
2023	$9.14	0.17	0.32	0.49	(0.17)	(0.08)	(0.25)	$9.38	5.66%	1.08%	1.08%	1.87%	1.87%	35%	$223
2022	$10.59	0.26	(1.47)	(1.21)	(0.24)	—	(0.24)	$9.14	(11.72)%	1.08%	1.08%	1.04%	1.04%	20%	$93
2021(2)	$10.00	—(3)(4)	0.59	0.59	—	—	—	$10.59	5.90%	1.08%	1.08%	0.04%	0.04%	2%	$18
R6 Class
2024	$9.43	0.28	0.83	1.11	(0.24)	—	(0.24)	$10.30	11.95%	0.23%	0.23%	2.94%	2.94%	22%	$38,328
2023	$9.19	0.26	0.31	0.57	(0.25)	(0.08)	(0.33)	$9.43	6.55%	0.23%	0.23%	2.72%	2.72%	35%	$27,474
2022	$10.62	0.33	(1.45)	(1.12)	(0.31)	—	(0.31)	$9.19	(10.88)%	0.23%	0.23%	1.89%	1.89%	20%	$20,684
2021(2)	$10.00	0.04(3)	0.58	0.62	—	—	—	$10.62	6.20%	0.23%	0.23%	0.89%	0.89%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2024	$9.51	0.21	0.95	1.16	(0.19)	—	(0.19)	$10.48	12.37%	0.58%	2.46%	23%	$5,336
2023	$9.14	0.19	0.45	0.64	(0.19)	(0.08)	(0.27)	$9.51	7.33%	0.58%	2.16%	21%	$2,876
2022	$10.65	0.31	(1.52)	(1.21)	(0.28)	(0.02)	(0.30)	$9.14	(11.73)%	0.58%	1.29%	13%	$1,467
2021(2)	$10.00	0.01(3)	0.64	0.65	—	—	—	$10.65	6.50%	0.58%	0.37%	2%	$790
I Class
2024	$9.52	0.21	0.97	1.18	(0.21)	—	(0.21)	$10.49	12.58%	0.38%	2.66%	23%	$8
2023	$9.15	0.22	0.43	0.65	(0.20)	(0.08)	(0.28)	$9.52	7.54%	0.38%	2.36%	21%	$5
2022	$10.66	0.36	(1.55)	(1.19)	(0.30)	(0.02)	(0.32)	$9.15	(11.58)%	0.38%	1.49%	13%	$5
2021(2)	$10.00	0.02(3)	0.64	0.66	—	—	—	$10.66	6.60%	0.38%	0.57%	2%	$5
A Class
2024	$9.49	0.14	0.99	1.13	(0.16)	—	(0.16)	$10.46	12.12%	0.83%	2.21%	23%	$124
2023	$9.12	0.18	0.43	0.61	(0.16)	(0.08)	(0.24)	$9.49	7.07%	0.83%	1.91%	21%	$33
2022	$10.64	0.30	(1.54)	(1.24)	(0.26)	(0.02)	(0.28)	$9.12	(12.02)%	0.83%	1.04%	13%	$30
2021(2)	$10.00	0.01(3)	0.63	0.64	—	—	—	$10.64	6.40%	0.83%	0.12%	2%	$5
R Class
2024	$9.48	0.16	0.95	1.11	(0.14)	—	(0.14)	$10.45	11.85%	1.08%	1.96%	23%	$441
2023	$9.11	0.14	0.45	0.59	(0.14)	(0.08)	(0.22)	$9.48	6.80%	1.08%	1.66%	21%	$251
2022	$10.63	0.27	(1.53)	(1.26)	(0.24)	(0.02)	(0.26)	$9.11	(12.22)%	1.08%	0.79%	13%	$111
2021(2)	$10.00	—(3)(4)	0.63	0.63	—	—	—	$10.63	6.30%	1.08%	(0.13)%	2%	$33
R6 Class
2024	$9.53	0.26	0.93	1.19	(0.22)	—	(0.22)	$10.50	12.74%	0.23%	2.81%	23%	$36,507
2023	$9.16	0.23	0.44	0.67	(0.22)	(0.08)	(0.30)	$9.53	7.70%	0.23%	2.51%	21%	$27,154
2022	$10.66	0.33	(1.50)	(1.17)	(0.31)	(0.02)	(0.33)	$9.16	(11.37)%	0.23%	1.64%	13%	$19,654
2021(2)	$10.00	0.03(3)	0.63	0.66	—	—	—	$10.66	6.60%	0.23%	0.72%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2024	$9.62	0.21	1.02	1.23	(0.18)	(0.02)	(0.20)	$10.65	13.03%	0.58%	2.22%	43%	$4,705
2023	$9.15	0.17	0.57	0.74	(0.18)	(0.09)	(0.27)	$9.62	8.47%	0.58%	1.89%	24%	$2,792
2022	$10.68	0.32	(1.56)	(1.24)	(0.29)	—	(0.29)	$9.15	(11.94)%	0.58%	1.08%	12%	$1,719
2021(2)	$10.00	0.01(3)	0.67	0.68	—	—	—	$10.68	6.80%	0.58%	0.24%	10%	$431
I Class
2024	$9.63	0.24	1.01	1.25	(0.20)	(0.02)	(0.22)	$10.66	13.25%	0.38%	2.42%	43%	$17
2023	$9.16	0.20	0.55	0.75	(0.19)	(0.09)	(0.28)	$9.63	8.69%	0.38%	2.09%	24%	$15
2022	$10.69	0.34	(1.56)	(1.22)	(0.31)	—	(0.31)	$9.16	(11.79)%	0.38%	1.28%	12%	$14
2021(2)	$10.00	0.02(3)	0.67	0.69	—	—	—	$10.69	6.90%	0.38%	0.44%	10%	$5
A Class
2024	$9.60	0.14	1.07	1.21	(0.16)	(0.02)	(0.18)	$10.63	12.78%	0.83%	1.97%	43%	$38
2023	$9.14	0.17	0.54	0.71	(0.16)	(0.09)	(0.25)	$9.60	8.10%	0.83%	1.64%	24%	$5
2022	$10.67	0.31	(1.57)	(1.26)	(0.27)	—	(0.27)	$9.14	(12.14)%	0.83%	0.83%	12%	$5
2021(2)	$10.00	—(3)(4)	0.67	0.67	—	—	—	$10.67	6.70%	0.83%	(0.01)%	10%	$5
R Class
2024	$9.59	0.16	1.02	1.18	(0.13)	(0.02)	(0.15)	$10.62	12.51%	1.08%	1.72%	43%	$489
2023	$9.13	0.13	0.55	0.68	(0.13)	(0.09)	(0.22)	$9.59	7.83%	1.08%	1.39%	24%	$269
2022	$10.66	0.26	(1.54)	(1.28)	(0.25)	—	(0.25)	$9.13	(12.33)%	1.08%	0.58%	12%	$60
2021(2)	$10.00	(0.01)(3)	0.67	0.66	—	—	—	$10.66	6.60%	1.08%	(0.26)%	10%	$15
R6 Class
2024	$9.63	0.25	1.03	1.28	(0.22)	(0.02)	(0.24)	$10.67	13.52%	0.23%	2.57%	43%	$44,042
2023	$9.17	0.22	0.54	0.76	(0.21)	(0.09)	(0.30)	$9.63	8.74%	0.23%	2.24%	24%	$30,626
2022	$10.70	0.34	(1.54)	(1.20)	(0.33)	—	(0.33)	$9.17	(11.67)%	0.23%	1.43%	12%	$22,372
2021(2)	$10.00	0.03(3)	0.67	0.70	—	—	—	$10.70	7.00%	0.23%	0.59%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2024	$9.69	0.19	1.13	1.32	(0.17)	(0.04)	(0.21)	$10.80	13.86%	0.58%	2.05%	18%	$3,265
2023	$9.14	0.16	0.64	0.80	(0.16)	(0.09)	(0.25)	$9.69	9.20%	0.58%	1.73%	20%	$1,859
2022	$10.70	0.35	(1.59)	(1.24)	(0.32)	—	(0.32)	$9.14	(12.05)%	0.58%	1.15%	10%	$1,482
2021(2)	$10.00	0.01(3)	0.69	0.70	—	—	—	$10.70	7.10%	0.58%	0.14%	12%	$822
I Class
2024	$9.70	0.36	0.98	1.34	(0.19)	(0.04)	(0.23)	$10.81	14.07%	0.38%	2.25%	18%	$6
2023	$9.15	0.18	0.64	0.82	(0.18)	(0.09)	(0.27)	$9.70	9.42%	0.38%	1.93%	20%	$5
2022	$10.72	0.37	(1.60)	(1.23)	(0.34)	—	(0.34)	$9.15	(11.89)%	0.38%	1.35%	10%	$5
2021(2)	$10.00	0.02(3)	0.70	0.72	—	—	—	$10.72	7.20%	0.38%	0.34%	12%	$5
A Class
2024	$9.68	0.15	1.13	1.28	(0.14)	(0.04)	(0.18)	$10.78	13.48%	0.83%	1.80%	18%	$84
2023	$9.13	0.14	0.64	0.78	(0.14)	(0.09)	(0.23)	$9.68	8.93%	0.83%	1.48%	20%	$5
2022	$10.70	0.33	(1.60)	(1.27)	(0.30)	—	(0.30)	$9.13	(12.24)%	0.83%	0.90%	10%	$5
2021(2)	$10.00	—(3)(4)	0.70	0.70	—	—	—	$10.70	7.00%	0.83%	(0.11)%	12%	$5
R Class
2024	$9.66	0.13	1.13	1.26	(0.12)	(0.04)	(0.16)	$10.76	13.23%	1.08%	1.55%	18%	$438
2023	$9.11	0.11	0.65	0.76	(0.12)	(0.09)	(0.21)	$9.66	8.67%	1.08%	1.23%	20%	$231
2022	$10.68	0.29	(1.58)	(1.29)	(0.28)	—	(0.28)	$9.11	(12.45)%	1.08%	0.65%	10%	$195
2021(2)	$10.00	(0.01)(3)	0.69	0.68	—	—	—	$10.68	6.80%	1.08%	(0.36)%	12%	$105
R6 Class
2024	$9.71	0.22	1.12	1.34	(0.20)	(0.04)	(0.24)	$10.81	14.12%	0.23%	2.40%	18%	$38,205
2023	$9.16	0.19	0.64	0.83	(0.19)	(0.09)	(0.28)	$9.71	9.58%	0.23%	2.08%	20%	$23,167
2022	$10.72	0.37	(1.57)	(1.20)	(0.36)	—	(0.36)	$9.16	(11.69)%	0.23%	1.50%	10%	$15,032
2021(2)	$10.00	0.03(3)	0.69	0.72	—	—	—	$10.72	7.20%	0.23%	0.49%	12%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2024	$9.71	0.18	1.17	1.35	(0.16)	—	(0.16)	$10.90	14.13%	0.58%	1.90%	18%	$2,282
2023	$9.14	0.14	0.70	0.84	(0.16)	(0.11)	(0.27)	$9.71	9.69%	0.58%	1.60%	34%	$1,296
2022	$10.73	0.36	(1.62)	(1.26)	(0.33)	—	(0.33)	$9.14	(12.17)%	0.58%	1.09%	20%	$696
2021(2)	$10.00	—(3)(4)	0.73	0.73	—	—	—	$10.73	7.30%	0.58%	0.12%	10%	$413
I Class
2024	$9.72	0.21	1.16	1.37	(0.18)	—	(0.18)	$10.91	14.35%	0.38%	2.10%	18%	$6
2023	$9.15	0.17	0.69	0.86	(0.18)	(0.11)	(0.29)	$9.72	9.90%	0.38%	1.80%	34%	$5
2022	$10.73	0.38	(1.61)	(1.23)	(0.35)	—	(0.35)	$9.15	(11.93)%	0.38%	1.29%	20%	$5
2021(2)	$10.00	0.02(3)	0.71	0.73	—	—	—	$10.73	7.30%	0.38%	0.32%	10%	$5
A Class
2024	$9.70	0.16	1.17	1.33	(0.14)	—	(0.14)	$10.89	13.86%	0.83%	1.65%	18%	$30
2023	$9.12	0.13	0.70	0.83	(0.14)	(0.11)	(0.25)	$9.70	9.54%	0.83%	1.35%	34%	$5
2022	$10.71	0.33	(1.61)	(1.28)	(0.31)	—	(0.31)	$9.12	(12.38)%	0.83%	0.84%	20%	$5
2021(2)	$10.00	—(3)(4)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.13)%	10%	$5
R Class
2024	$9.68	0.13	1.17	1.30	(0.11)	—	(0.11)	$10.87	13.61%	1.08%	1.40%	18%	$372
2023	$9.11	0.11	0.69	0.80	(0.12)	(0.11)	(0.23)	$9.68	9.16%	1.08%	1.10%	34%	$212
2022	$10.70	0.31	(1.61)	(1.30)	(0.29)	—	(0.29)	$9.11	(12.57)%	1.08%	0.59%	20%	$185
2021(2)	$10.00	(0.01)(3)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.38)%	10%	$19
R6 Class
2024	$9.74	0.22	1.17	1.39	(0.20)	—	(0.20)	$10.93	14.49%	0.23%	2.25%	18%	$24,200
2023	$9.16	0.18	0.70	0.88	(0.19)	(0.11)	(0.30)	$9.74	10.17%	0.23%	1.95%	34%	$12,875
2022	$10.74	0.38	(1.60)	(1.22)	(0.36)	—	(0.36)	$9.16	(11.81)%	0.23%	1.44%	20%	$9,578
2021(2)	$10.00	0.02(3)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.47%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2024	$9.82	0.17	1.22	1.39	(0.16)	(0.04)	(0.20)	$11.01	14.45%	0.58%	1.81%	22%	$3,078
2023	$9.15	0.14	0.75	0.89	(0.14)	(0.08)	(0.22)	$9.82	10.08%	0.59%	1.51%	23%	$1,535
2022	$10.73	0.33	(1.59)	(1.26)	(0.31)	(0.01)	(0.32)	$9.15	(12.16)%	0.58%	1.17%	19%	$687
2021(2)	$10.00	0.01(3)	0.72	0.73	—	—	—	$10.73	7.30%	0.58%	0.19%	13%	$304
I Class
2024	$9.82	0.20	1.21	1.41	(0.18)	(0.04)	(0.22)	$11.01	14.67%	0.38%	2.01%	22%	$14
2023	$9.16	0.17	0.73	0.90	(0.16)	(0.08)	(0.24)	$9.82	10.18%	0.39%	1.71%	23%	$12
2022	$10.73	0.27	(1.50)	(1.23)	(0.33)	(0.01)	(0.34)	$9.16	(11.92)%	0.38%	1.37%	19%	$11
2021(2)	$10.00	0.01(3)	0.72	0.73	—	—	—	$10.73	7.30%	0.38%	0.39%	13%	$5
A Class
2024	$9.79	0.15	1.23	1.38	(0.14)	(0.04)	(0.18)	$10.99	14.30%	0.83%	1.56%	22%	$20
2023	$9.13	0.12	0.74	0.86	(0.12)	(0.08)	(0.20)	$9.79	9.71%	0.84%	1.26%	23%	$6
2022	$10.71	0.33	(1.61)	(1.28)	(0.29)	(0.01)	(0.30)	$9.13	(12.37)%	0.83%	0.92%	19%	$5
2021(2)	$10.00	—(3)(4)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.06)%	13%	$5
R Class
2024	$9.78	0.05	1.30	1.35	(0.12)	(0.04)	(0.16)	$10.97	13.93%	1.08%	1.31%	22%	$261
2023	$9.12	0.20	0.64	0.84	(0.10)	(0.08)	(0.18)	$9.78	9.43%	1.09%	1.01%	23%	$87
2022	$10.70	0.27	(1.57)	(1.30)	(0.27)	(0.01)	(0.28)	$9.12	(12.56)%	1.08%	0.67%	19%	$98
2021(2)	$10.00	(0.01)(3)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.31)%	13%	$21
R6 Class
2024	$9.83	0.22	1.21	1.43	(0.20)	(0.04)	(0.24)	$11.02	14.83%	0.23%	2.16%	22%	$14,476
2023	$9.16	0.16	0.76	0.92	(0.17)	(0.08)	(0.25)	$9.83	10.46%	0.24%	1.86%	23%	$8,366
2022	$10.74	0.36	(1.58)	(1.22)	(0.35)	(0.01)	(0.36)	$9.16	(11.90)%	0.23%	1.52%	19%	$3,871
2021(2)	$10.00	0.02(3)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.54%	13%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2024	$9.71	0.17	1.22	1.39	(0.16)	—	(0.16)	$10.94	14.56%	0.58%	1.75%	17%	$3,479
2023	$9.19	0.14	0.73	0.87	(0.17)	(0.18)	(0.35)	$9.71	10.06%	0.59%	1.26%	64%	$2,032
2022	$10.79	0.36	(1.63)	(1.27)	(0.33)	—	(0.33)	$9.19	(12.20)%	0.58%	2.57%	45%	$1,145
2021(2)	$10.00	—(3)(4)	0.79	0.79	—	—	—	$10.79	7.90%	0.58%	0.13%	19%	$541
I Class
2024	$9.71	0.20	1.21	1.41	(0.18)	—	(0.18)	$10.94	14.79%	0.38%	1.95%	17%	$6
2023	$9.20	0.17	0.71	0.88	(0.19)	(0.18)	(0.37)	$9.71	10.17%	0.39%	1.46%	64%	$5
2022	$10.80	0.38	(1.63)	(1.25)	(0.35)	—	(0.35)	$9.20	(12.05)%	0.38%	2.77%	45%	$5
2021(2)	$10.00	0.02(3)	0.78	0.80	—	—	—	$10.80	8.00%	0.38%	0.33%	19%	$5
A Class
2024	$9.69	0.16	1.20	1.36	(0.14)	—	(0.14)	$10.91	14.20%	0.83%	1.50%	17%	$140
2023	$9.17	0.13	0.72	0.85	(0.15)	(0.18)	(0.33)	$9.69	9.80%	0.84%	1.01%	64%	$5
2022	$10.78	0.33	(1.63)	(1.30)	(0.31)	—	(0.31)	$9.17	(12.49)%	0.83%	2.32%	45%	$5
2021(2)	$10.00	—(3)(4)	0.78	0.78	—	—	—	$10.78	7.80%	0.83%	(0.12)%	19%	$5
R Class
2024	$9.68	0.14	1.19	1.33	(0.11)	—	(0.11)	$10.90	13.93%	1.08%	1.25%	17%	$734
2023	$9.16	0.11	0.71	0.82	(0.12)	(0.18)	(0.30)	$9.68	9.53%	1.09%	0.76%	64%	$297
2022	$10.77	0.26	(1.59)	(1.33)	(0.28)	—	(0.28)	$9.16	(12.68)%	1.08%	2.07%	45%	$206
2021(2)	$10.00	(0.01)(3)	0.78	0.77	—	—	—	$10.77	7.70%	1.08%	(0.37)%	19%	$49
R6 Class
2024	$9.72	0.19	1.24	1.43	(0.20)	—	(0.20)	$10.95	14.94%	0.23%	2.10%	17%	$4,263
2023	$9.21	0.21	0.68	0.89	(0.20)	(0.18)	(0.38)	$9.72	10.33%	0.24%	1.61%	64%	$1,345
2022	$10.80	0.37	(1.60)	(1.23)	(0.36)	—	(0.36)	$9.21	(11.84)%	0.23%	2.92%	45%	$921
2021(2)	$10.00	0.02(3)	0.78	0.80	—	—	—	$10.80	8.00%	0.23%	0.48%	19%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Blend+ 2015 Portfolio, One Choice® Blend+ 2020 Portfolio, One Choice® Blend+ 2025 Portfolio, One Choice® Blend+ 2030 Portfolio, One Choice® Blend+ 2035 Portfolio, One Choice® Blend+ 2040 Portfolio, One Choice® Blend+ 2045 Portfolio, One Choice® Blend+ 2050 Portfolio, One Choice® Blend+ 2055 Portfolio, One Choice® Blend+ 2060 Portfolio, and One Choice® Blend+ 2065 Portfolio, eleven of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the three years then ended and the period from March 10, 2021 (commencement of operations) through July 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the three years then ended and the period from March 10, 2021 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
75

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2024 as qualified for the corporate dividends received deduction.

One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
$17,648	$64,869	$142,516	$215,742	$204,789	$214,570

One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
$272,769	$240,354	$152,757	$101,944	$42,824

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2024.

One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
—	—	—	—	—	$425

One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
$4,862	—	—	$2,699	—

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2024.

One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
—	—	—	—	—	$4,470

One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
$103,826	$143,066	—	$57,484	—

For the fiscal year ended July 31, 2024, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Blend+ 2015 Portfolio	$833	$0.0023	$11,186	$0.0309
One Choice Blend+ 2020 Portfolio	$3,490	$0.0022	$46,641	$0.0295
One Choice Blend+ 2025 Portfolio	$8,191	$0.0026	$106,549	$0.0339
One Choice Blend+ 2030 Portfolio	$13,907	$0.0028	$181,682	$0.0360
One Choice Blend+ 2035 Portfolio	$14,017	$0.0031	$202,765	$0.0446
One Choice Blend+ 2040 Portfolio	$15,836	$0.0039	$243,373	$0.0602
One Choice Blend+ 2045 Portfolio	$19,266	$0.0042	$325,878	$0.0705
One Choice Blend+ 2050 Portfolio	$16,943	$0.0044	$286,553	$0.0738
One Choice Blend+ 2055 Portfolio	$10,642	$0.0043	$179,995	$0.0731
One Choice Blend+ 2060 Portfolio	$7,105	$0.0044	$120,313	$0.0743
One Choice Blend+ 2065 Portfolio	$2,909	$0.0037	$49,241	$0.0625

76

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
—	—	—	—	—	$20,099

One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
$34,584	—	—	$11,504	—

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97414 2409

Annual Financial Statements and Other Information

July 31, 2024

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Schedules of Investments

JULY 31, 2024

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 60.4%
Diversified Bond Fund Investor Class	8,366,602	$77,474,736
High Income Fund Investor Class	755,520	6,512,582
Inflation-Adjusted Bond Fund Investor Class	4,085,892	43,351,315
Short Duration Fund Investor Class	5,804,499	56,826,045
Short Duration Inflation Protection Bond Fund Investor Class	4,942,241	50,905,084
		235,069,762
Domestic Equity Funds — 23.2%
Focused Large Cap Value Fund Investor Class	2,192,997	23,684,372
Growth Fund Investor Class	178,244	9,994,147
Heritage Fund Investor Class	339,408	8,186,532
Mid Cap Value Fund Investor Class	728,587	12,145,546
Real Estate Fund Investor Class	252,314	6,527,352
Select Fund Investor Class	28,402	3,312,297
Small Cap Growth Fund Investor Class(2)	117,987	2,467,112
Small Cap Value Fund Investor Class	218,478	2,479,728
Sustainable Equity Fund Investor Class	398,765	21,477,468
		90,274,554
International Fixed Income Funds — 16.4%
Emerging Markets Debt Fund Investor Class	920,990	8,159,970
Global Bond Fund Investor Class	6,429,207	55,934,097
		64,094,067
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $365,418,515)		389,438,383
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$389,438,383

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
2

JULY 31, 2024

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.4%
Diversified Bond Fund Investor Class	22,426,846	$207,672,590
High Income Fund Investor Class	1,612,135	13,896,608
Inflation-Adjusted Bond Fund Investor Class	9,241,002	98,047,031
Short Duration Fund Investor Class	8,709,512	85,266,124
Short Duration Inflation Protection Bond Fund Investor Class	5,573,898	57,411,146
		462,293,499
Domestic Equity Funds — 32.5%
Focused Large Cap Value Fund Investor Class	7,305,379	78,898,098
Growth Fund Investor Class	1,004,098	56,299,795
Heritage Fund Investor Class	1,619,793	39,069,417
Mid Cap Value Fund Investor Class	2,916,470	48,617,550
Select Fund Investor Class	139,018	16,212,274
Small Cap Growth Fund Investor Class(2)	564,189	11,797,196
Small Cap Value Fund Investor Class	1,061,882	12,052,359
Sustainable Equity Fund Investor Class	1,854,489	99,882,788
		362,829,477
International Fixed Income Funds — 15.6%
Emerging Markets Debt Fund Investor Class	2,625,921	23,265,663
Global Bond Fund Investor Class	17,343,145	150,885,358
		174,151,021
International Equity Funds — 10.5%
Global Real Estate Fund Investor Class	1,109,797	14,460,660
International Growth Fund Investor Class	3,460,659	44,642,501
International Small-Mid Cap Fund Investor Class	1,255,800	12,871,954
International Value Fund Investor Class	4,995,855	45,162,534
		117,137,649
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $991,159,730)		1,116,411,646
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,116,411,646

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
3

JULY 31, 2024

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.9%
Focused Dynamic Growth Fund Investor Class(2)	629,220	$37,331,639
Focused Large Cap Value Fund Investor Class	14,251,917	153,920,708
Growth Fund Investor Class	1,914,977	107,372,748
Heritage Fund Investor Class	4,013,681	96,809,996
Mid Cap Value Fund Investor Class	5,882,480	98,060,944
Select Fund Investor Class	133,496	15,568,263
Small Cap Growth Fund Investor Class(2)	1,445,473	30,224,843
Small Cap Value Fund Investor Class	2,707,249	30,727,273
Sustainable Equity Fund Investor Class	4,259,592	229,421,630
		799,438,044
Domestic Fixed Income Funds — 28.0%
Core Plus Fund Investor Class	27,365,713	253,680,159
High Income Fund Investor Class	3,917,193	33,766,201
Inflation-Adjusted Bond Fund Investor Class	10,067,619	106,817,435
Short Duration Fund Investor Class	9,964,080	97,548,347
Short Duration Inflation Protection Bond Fund Investor Class	1,725,855	17,776,311
		509,588,453
International Equity Funds — 19.8%
Emerging Markets Fund Investor Class	7,005,302	77,758,854
Global Real Estate Fund Investor Class	2,686,108	34,999,993
International Growth Fund Investor Class	7,944,714	102,486,814
International Small-Mid Cap Fund Investor Class	3,905,978	40,036,272
International Value Fund Investor Class	7,393,859	66,840,481
Non-U.S. Intrinsic Value Fund Investor Class	3,921,520	38,823,052
		360,945,466
International Fixed Income Funds — 8.3%
Emerging Markets Debt Fund Investor Class	4,045,889	35,846,578
Global Bond Fund Investor Class	13,161,679	114,506,612
		150,353,190
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,507,646,524)		1,820,325,153
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,820,325,153

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
4

JULY 31, 2024

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.8%
Focused Dynamic Growth Fund Investor Class(2)	719,487	$42,687,192
Focused Large Cap Value Fund Investor Class	9,637,017	104,079,785
Growth Fund Investor Class	1,132,218	63,483,487
Heritage Fund Investor Class	2,566,122	61,894,856
Mid Cap Value Fund Investor Class	3,727,251	62,133,282
Small Cap Growth Fund Investor Class(2)	950,678	19,878,676
Small Cap Value Fund Investor Class	1,760,351	19,979,986
Sustainable Equity Fund Investor Class	2,218,235	119,474,149
		493,611,413
International Equity Funds — 23.8%
Emerging Markets Fund Investor Class	4,747,426	52,696,431
Global Real Estate Fund Investor Class	1,065,836	13,887,846
International Growth Fund Investor Class	4,692,731	60,536,226
International Small-Mid Cap Fund Investor Class	2,448,494	25,097,064
International Value Fund Investor Class	3,461,247	31,289,673
Non-U.S. Intrinsic Value Fund Investor Class	3,189,866	31,579,674
		215,086,914
Domestic Fixed Income Funds — 16.9%
Core Plus Fund Investor Class	7,207,043	66,809,289
High Income Fund Investor Class	3,136,867	27,039,793
Inflation-Adjusted Bond Fund Investor Class	2,542,866	26,979,803
Short Duration Fund Investor Class	2,279,690	22,318,161
Short Duration Inflation Protection Bond Fund Investor Class	868,794	8,948,575
		152,095,621
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund Investor Class	1,529,409	13,550,562
Global Bond Fund Investor Class	3,074,803	26,750,789
		40,301,351
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $665,212,269)		901,095,299
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$901,095,299

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
5

JULY 31, 2024

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 64.6%
Focused Dynamic Growth Fund Investor Class(2)	356,931	$21,176,706
Focused Large Cap Value Fund Investor Class	4,095,600	44,232,484
Growth Fund Investor Class	584,620	32,779,620
Heritage Fund Investor Class	1,203,136	29,019,639
Mid Cap Value Fund Investor Class	1,679,616	27,999,191
Small Cap Growth Fund Investor Class(2)	523,483	10,946,029
Small Cap Value Fund Investor Class	974,729	11,063,174
Sustainable Equity Fund Investor Class	943,439	50,813,610
		228,030,453
International Equity Funds — 35.4%
Emerging Markets Fund Investor Class	2,747,383	30,495,951
Global Real Estate Fund Investor Class	887,453	11,563,507
International Growth Fund Investor Class	2,617,918	33,771,143
International Small-Mid Cap Fund Investor Class	1,808,022	18,532,226
International Value Fund Investor Class	1,416,032	12,800,929
Non-U.S. Intrinsic Value Fund Investor Class	1,820,980	18,027,701
		125,191,457
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $240,752,877)		353,221,910
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$353,221,910

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

JULY 31, 2024
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $365,418,515, $991,159,730 and $1,507,646,524, respectively)	$389,438,383	$1,116,411,646	$1,820,325,153
Receivable for investments sold	587,793	320,450	1,097,351
Receivable for capital shares sold	10,923	50,104	266,551
Distributions receivable from affiliates	546,676	1,186,843	1,589,733
	390,583,775	1,117,969,043	1,823,278,788

Liabilities
Payable for investments purchased	546,676	1,186,843	1,589,733
Payable for capital shares redeemed	598,010	369,764	1,357,907
Distribution and service fees payable	706	790	5,995
	1,145,392	1,557,397	2,953,635

Net Assets	$389,438,383	$1,116,411,646	$1,820,325,153

Net Assets Consist of:
Capital (par value and paid-in surplus)	$383,916,282	$1,024,100,181	$1,548,348,035
Distributable earnings (loss)	5,522,101	92,311,465	271,977,118
	$389,438,383	$1,116,411,646	$1,820,325,153

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$387,689,688	33,658,749	$11.52
R Class, $0.01 Par Value	$1,748,695	151,685	$11.53
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,114,533,533	84,798,812	$13.14
R Class, $0.01 Par Value	$1,878,113	142,923	$13.14
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,806,021,122	118,640,766	$15.22
R Class, $0.01 Par Value	$14,304,031	939,792	$15.22

See Notes to Financial Statements.
7

JULY 31, 2024
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $665,212,269 and $240,752,877, respectively)	$901,095,299	$353,221,910
Receivable for investments sold	1,306,294	125,378
Receivable for capital shares sold	279,229	67,641
Distributions receivable from affiliates	500,675	—
	903,181,497	353,414,929

Liabilities
Payable for investments purchased	500,675	—
Payable for capital shares redeemed	1,583,623	189,846
Distribution and service fees payable	1,900	3,173
	2,086,198	193,019

Net Assets	$901,095,299	$353,221,910

Net Assets Consist of:
Capital (par value and paid-in surplus)	$683,070,396	$252,712,628
Distributable earnings (loss)	218,024,903	100,509,282
	$901,095,299	$353,221,910

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$896,462,898	55,419,645	$16.18
R Class, $0.01 Par Value	$4,632,401	286,575	$16.16
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$345,635,343	17,938,541	$19.27
R Class, $0.01 Par Value	$7,586,567	393,977	$19.26

See Notes to Financial Statements.
8

Statements of Operations

YEAR ENDED JULY 31, 2024
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$12,459,843	$30,572,222	$42,598,132

Expenses:
Distribution and service fees - R Class	8,558	8,232	34,536
Directors' fees and expenses	13,107	36,321	57,109
	21,665	44,553	91,645

Net investment income (loss)	12,438,178	30,527,669	42,506,487

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(6,448,411)	(10,424,927)	(8,966,696)
Capital gain distributions received from underlying funds	1,642,840	6,940,607	13,997,264
	(4,805,571)	(3,484,320)	5,030,568

Change in net unrealized appreciation (depreciation) on investments in underlying funds	20,176,634	67,573,793	129,931,218

Net realized and unrealized gain (loss) on affiliates	15,371,063	64,089,473	134,961,786

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,809,241	$94,617,142	$177,468,273

See Notes to Financial Statements.
9

YEAR ENDED JULY 31, 2024
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$18,401,091	$4,989,073

Expenses:
Distribution and service fees - R Class	22,105	30,909
Directors' fees and expenses	28,477	10,829
	50,582	41,738

Net investment income (loss)	18,350,509	4,947,335

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(2,193,353)	815,829
Capital gain distributions received from underlying funds	8,367,388	4,051,795
	6,174,035	4,867,624

Change in net unrealized appreciation (depreciation) on investments in underlying funds	74,894,119	33,290,430

Net realized and unrealized gain (loss) on affiliates	81,068,154	38,158,054

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,418,663	$43,105,389

See Notes to Financial Statements.
10

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$12,438,178	$15,467,462	$30,527,669	$31,729,337
Net realized gain (loss)	(4,805,571)	(4,682,852)	(3,484,320)	(9,599,106)
Change in net unrealized appreciation (depreciation)	20,176,634	(11,456,927)	67,573,793	11,182,392
Net increase (decrease) in net assets resulting from operations	27,809,241	(672,317)	94,617,142	33,312,623

Distributions to Shareholders
From earnings:
Investor Class	(12,232,737)	(31,122,338)	(30,162,898)	(101,507,450)
R Class	(40,625)	(138,804)	(33,876)	(170,559)
Decrease in net assets from distributions	(12,273,362)	(31,261,142)	(30,196,774)	(101,678,009)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(62,700,001)	(30,103,365)	(110,553,554)	(23,986,357)

Net increase (decrease) in net assets	(47,164,122)	(62,036,824)	(46,133,186)	(92,351,743)

Net Assets
Beginning of period	436,602,505	498,639,329	1,162,544,832	1,254,896,575
End of period	$389,438,383	$436,602,505	$1,116,411,646	$1,162,544,832
See Notes to Financial Statements.

11

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$42,506,487	$40,678,019	$18,350,509	$17,089,356
Net realized gain (loss)	5,030,568	(5,124,082)	6,174,035	(4,377,563)
Change in net unrealized appreciation (depreciation)	129,931,218	64,915,387	74,894,119	57,312,491
Net increase (decrease) in net assets resulting from operations	177,468,273	100,469,324	99,418,663	70,024,284

Distributions to Shareholders
From earnings:
Investor Class	(41,861,885)	(163,873,048)	(18,312,730)	(89,027,672)
R Class	(103,519)	(450,933)	(64,143)	(470,701)
Decrease in net assets from distributions	(41,965,404)	(164,323,981)	(18,376,873)	(89,498,373)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(136,578,764)	40,512,101	(92,118,507)	20,707,548

Net increase (decrease) in net assets	(1,075,895)	(23,342,556)	(11,076,717)	1,233,459

Net Assets
Beginning of period	1,821,401,048	1,844,743,604	912,172,016	910,938,557
End of period	$1,820,325,153	$1,821,401,048	$901,095,299	$912,172,016

See Notes to Financial Statements.
12

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$4,947,335	$3,755,344
Net realized gain (loss)	4,867,624	(4,893,567)
Change in net unrealized appreciation (depreciation)	33,290,430	34,844,520
Net increase (decrease) in net assets resulting from operations	43,105,389	33,706,297

Distributions to Shareholders
From earnings:
Investor Class	(5,279,098)	(34,957,792)
R Class	(57,170)	(546,234)
Decrease in net assets from distributions	(5,336,268)	(35,504,026)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,496,061)	8,152,404

Net increase (decrease) in net assets	10,273,060	6,354,675

Net Assets
Beginning of period	342,948,850	336,594,175
End of period	$353,221,910	$342,948,850

See Notes to Financial Statements.
13

Notes to Financial Statements

JULY 31, 2024

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.
14

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended July 31, 2024 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2024 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$60,296,766	$152,816,456	$193,342,058	$73,362,634	$25,581,957
Sales	$121,189,173	$256,102,114	$315,383,597	$157,145,138	$49,415,156

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	2,593,427	$28,795,221	4,295,034	$47,908,584
Issued in reinvestment of distributions	1,077,026	11,976,356	2,862,749	30,596,022
Redeemed	(9,327,545)	(102,809,985)	(9,832,725)	(108,998,735)
	(5,657,092)	(62,038,408)	(2,674,942)	(30,494,129)
R Class
Sold	45,546	509,239	83,263	917,115
Issued in reinvestment of distributions	3,653	40,625	12,956	138,504
Redeemed	(113,987)	(1,211,457)	(60,438)	(664,855)
	(64,788)	(661,593)	35,781	390,764
Net increase (decrease)	(5,721,880)	$(62,700,001)	(2,639,161)	$(30,103,365)
One Choice Portfolio: Conservative
Investor Class
Sold	4,587,268	$57,012,129	6,084,501	$74,953,183
Issued in reinvestment of distributions	2,358,481	29,524,264	8,544,788	99,250,594
Redeemed	(15,832,921)	(196,829,600)	(16,195,479)	(198,440,150)
	(8,887,172)	(110,293,207)	(1,566,190)	(24,236,373)
R Class
Sold	55,173	688,918	72,167	881,614
Issued in reinvestment of distributions	2,706	33,876	14,704	170,559
Redeemed	(84,274)	(983,141)	(64,731)	(802,157)
	(26,395)	(260,347)	22,140	250,016
Net increase (decrease)	(8,913,567)	$(110,553,554)	(1,544,050)	$(23,986,357)

15

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Portfolio: Moderate
Investor Class
Sold	6,849,914	$97,621,210	8,848,896	$121,843,760
Issued in reinvestment of distributions	2,875,959	40,996,178	12,497,701	160,498,699
Redeemed	(20,084,094)	(283,873,506)	(17,647,327)	(241,814,741)
	(10,358,221)	(145,256,118)	3,699,270	40,527,718
R Class
Sold	791,738	11,374,679	85,660	1,183,183
Issued in reinvestment of distributions	7,157	103,479	35,171	450,915
Redeemed	(205,630)	(2,800,804)	(120,840)	(1,649,715)
	593,265	8,677,354	(9)	(15,617)
Net increase (decrease)	(9,764,956)	$(136,578,764)	3,699,261	$40,512,101
One Choice Portfolio: Aggressive
Investor Class
Sold	3,957,952	$58,682,110	4,930,076	$70,110,928
Issued in reinvestment of distributions	1,224,799	17,967,803	6,727,180	87,303,413
Redeemed	(11,285,585)	(167,623,230)	(9,770,100)	(137,772,897)
	(6,102,834)	(90,973,317)	1,887,156	19,641,444
R Class
Sold	109,976	1,648,551	97,195	1,374,672
Issued in reinvestment of distributions	4,361	64,143	36,180	470,701
Redeemed	(204,414)	(2,857,884)	(55,490)	(779,269)
	(90,077)	(1,145,190)	77,885	1,066,104
Net increase (decrease)	(6,192,911)	$(92,118,507)	1,965,041	$20,707,548
One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,605,872	$28,171,192	1,772,910	$28,894,797
Issued in reinvestment of distributions	297,805	5,104,384	2,310,745	34,152,802
Redeemed	(3,499,853)	(61,339,245)	(3,479,229)	(56,444,627)
	(1,596,176)	(28,063,669)	604,426	6,602,972
R Class
Sold	166,817	2,939,455	115,505	1,886,697
Issued in reinvestment of distributions	3,326	57,170	36,803	545,426
Redeemed	(150,611)	(2,429,017)	(53,870)	(882,691)
	19,532	567,608	98,438	1,549,432
Net increase (decrease)	(1,576,644)	$(27,496,061)	702,864	$8,152,404

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.
16

7. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2024 and July 31, 2023 were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Portfolio: Very Conservative	$12,273,362	—	$15,287,377	$15,973,765
One Choice Portfolio: Conservative	$30,196,774	—	$32,144,299	$69,533,710
One Choice Portfolio: Moderate	$41,965,404	—	$42,283,665	$122,040,316
One Choice Portfolio: Aggressive	$18,376,873	—	$17,673,181	$71,825,192
One Choice Portfolio: Very Aggressive	$5,336,268	—	$3,764,336	$31,739,690

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$375,043,364	$1,011,982,956	$1,543,769,383
Gross tax appreciation of investments	$32,127,332	$152,608,846	$350,955,482
Gross tax depreciation of investments	(17,732,313)	(48,180,156)	(74,399,712)
Net tax appreciation (depreciation) of investments	$14,395,019	$104,428,690	$276,555,770
Undistributed ordinary income	$492,243	$1,003,478	$1,345,519
Accumulated short-term capital losses	$(1,996,872)	$(3,648,659)	$(5,924,171)
Accumulated long-term capital losses	$(7,368,289)	$(9,472,044)	—

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$691,245,078	$253,644,149
Gross tax appreciation of investments	$223,885,783	$99,577,761
Gross tax depreciation of investments	(14,035,562)	—
Net tax appreciation (depreciation) of investments	$209,850,221	$99,577,761
Undistributed ordinary income	$6,065,726	$800,795
Accumulated long-term gains	$2,108,956	$130,726

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 63% of the shares of Core Plus Fund.
17

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2024 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$74,696	$15,029	$15,168	$2,918	$77,475	8,367	$(2,208)	$3,259
High Income Fund	4,964	2,457	1,234	326	6,513	756	(173)	327
Inflation-Adjusted Bond Fund	48,882	1,550	8,204	1,123	43,351	4,086	(1,082)	1,550
Short Duration Fund	64,964	3,712	13,690	1,840	56,826	5,804	(1,106)	2,677
Short Duration Inflation Protection Bond Fund	57,617	1,489	10,135	1,934	50,905	4,942	(510)	1,285
Focused Large Cap Value Fund	28,117	1,531	6,092	128	23,684	2,193	1,521	923
Growth Fund	8,016	4,433	4,231	1,776	9,994	178	(6)	574
Heritage Fund	10,699	74	3,154	568	8,187	339	455	74
Mid Cap Value Fund	15,040	681	3,278	(297)	12,146	729	652	680
Real Estate Fund	4,774	1,996	819	576	6,527	252	(78)	105
Select Fund	—	3,152	277	437	3,312	28	32	154
Small Cap Growth Fund(3)	2,558	800	1,307	416	2,467	118	(27)	—
Small Cap Value Fund	2,493	822	1,028	193	2,480	218	126	32
Sustainable Equity Fund	27,068	500	7,462	1,371	21,477	399	2,110	400
Emerging Markets Debt Fund	9,589	448	2,070	193	8,160	921	(343)	448
Global Bond Fund	40,159	21,623	8,181	2,333	55,934	6,429	(1,419)	1,615
Disciplined Growth Fund	5,688	—	3,976	(1,712)	—	—	1,912	—
International Bond Fund(3)	31,279	—	37,333	6,054	—	—	(6,304)	—
	$436,603	$60,297	$127,639	$20,177	$389,438	35,759	$(6,448)	$14,103
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$198,153	$27,762	$23,798	$5,556	$207,673	22,427	$(3,566)	$8,626
High Income Fund	12,525	2,718	2,030	684	13,897	1,612	(267)	811
Inflation-Adjusted Bond Fund	99,176	3,332	5,490	1,029	98,047	9,241	(754)	3,332
Short Duration Fund	78,338	6,720	967	1,175	85,266	8,710	(69)	3,707
Short Duration Inflation Protection Bond Fund	59,420	1,365	5,072	1,698	57,411	5,574	(89)	1,365
Focused Large Cap Value Fund	89,899	3,085	19,646	5,560	78,898	7,305	(34)	3,012
Growth Fund	42,166	17,645	13,819	10,308	56,300	1,004	(1,070)	2,767
Heritage Fund	49,361	343	14,769	4,134	39,069	1,620	699	343
Mid Cap Value Fund	54,350	2,609	9,124	783	48,618	2,916	831	2,609
Select Fund	—	14,641	566	2,137	16,212	139	36	717
Small Cap Growth Fund(3)	9,646	2,130	1,886	1,907	11,797	564	(288)	—
Small Cap Value Fund	9,391	2,586	1,218	1,293	12,052	1,062	153	121
Sustainable Equity Fund	110,393	2,263	24,413	11,640	99,883	1,854	3,598	1,707
Emerging Markets Debt Fund	25,216	1,257	3,404	197	23,266	2,626	(567)	1,257
Global Bond Fund	94,144	59,753	6,840	3,828	150,885	17,343	(1,406)	4,189
Global Real Estate Fund	12,245	1,948	1,020	1,288	14,461	1,110	(44)	291
International Growth Fund	57,911	255	16,028	2,505	44,643	3,461	(495)	255
International Small-Mid Cap Fund	12,161	127	546	1,130	12,872	1,256	(135)	127
International Value Fund	57,958	2,277	17,914	2,841	45,162	4,996	426	2,277
Disciplined Growth Fund	25,429	—	17,901	(7,528)	—	—	8,425	—
International Bond Fund(3)	64,666	—	80,075	15,409	—	—	(15,809)	—
	$1,162,548	$152,816	$266,526	$67,574	$1,116,412	94,820	$(10,425)	$37,513
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$32,619	—	$2,638	$7,351	$37,332	629	$673	—
Focused Large Cap Value Fund	171,710	$6,364	35,824	11,671	153,921	14,252	(1,363)	$5,567
Growth Fund	86,261	18,803	15,371	17,680	107,373	1,915	(56)	4,891
Heritage Fund	109,807	775	26,125	12,353	96,810	4,014	(1,201)	774
Mid Cap Value Fund	100,639	4,926	10,680	3,176	98,061	5,882	430	4,926
Select Fund	—	13,520	—	2,048	15,568	133	—	662
Small Cap Growth Fund(3)	24,548	2,888	1,217	4,006	30,225	1,445	(249)	—
Small Cap Value Fund	23,818	4,100	528	3,337	30,727	2,707	24	286
Sustainable Equity Fund	239,266	4,884	43,166	28,438	229,422	4,260	6,403	3,867
Core Plus Fund	232,607	43,438	31,521	9,156	253,680	27,366	(6,137)	11,153
High Income Fund	18,852	13,984	—	930	33,766	3,917	—	1,589
Inflation-Adjusted Bond Fund	105,978	3,617	3,836	1,058	106,817	10,068	(636)	3,618
Short Duration Fund	85,852	10,454	—	1,242	97,548	9,964	—	4,157
Short Duration Inflation Protection Bond Fund	17,950	422	1,112	516	17,776	1,726	2	422
Emerging Markets Fund	60,168	16,234	5,760	7,117	77,759	7,005	(1,371)	926
Global Real Estate Fund	18,413	14,445	1,100	3,242	35,000	2,686	(52)	448
International Growth Fund	123,744	544	30,739	8,938	102,487	7,945	(5,086)	544
International Small-Mid Cap Fund	36,628	393	161	3,176	40,036	3,906	(43)	393
International Value Fund	87,436	3,124	29,674	5,954	66,840	7,394	(1,518)	3,124
Non-U.S. Intrinsic Value Fund	49,395	4,063	12,099	(2,536)	38,823	3,922	(256)	4,063
Emerging Markets Debt Fund	38,052	1,929	4,314	180	35,847	4,046	(685)	1,928
Global Bond Fund	89,301	24,435	1,696	2,467	114,507	13,162	(376)	3,257
Disciplined Growth Fund	32,826	—	23,281	(9,545)	—	—	10,706	—
International Bond Fund(3)	35,532	—	43,508	7,976	—	—	(8,176)	—
	$1,821,402	$193,342	$324,350	$129,931	$1,820,325	138,344	$(8,967)	$56,595
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$43,117	—	$7,045	$6,615	$42,687	719	$3,371	—
Focused Large Cap Value Fund	114,212	$3,757	21,480	7,591	104,080	9,637	(688)	$3,767
Growth Fund	65,484	2,844	14,717	9,872	63,483	1,132	687	2,844
Heritage Fund	69,709	491	16,684	8,379	61,895	2,566	(1,287)	491
Mid Cap Value Fund	63,660	3,123	6,720	2,070	62,133	3,727	233	3,123
Small Cap Growth Fund(3)	14,841	3,449	1,183	2,772	19,879	951	(206)	—
Small Cap Value Fund	14,301	4,283	845	2,241	19,980	1,760	44	184
Sustainable Equity Fund	128,348	2,088	25,325	14,363	119,474	2,218	4,230	2,088
Emerging Markets Fund	43,067	7,644	2,208	4,193	52,696	4,747	(459)	629
Global Real Estate Fund	9,130	4,029	466	1,195	13,888	1,066	5	223
International Growth Fund	69,232	318	13,851	4,837	60,536	4,693	(2,361)	318
International Small-Mid Cap Fund	22,745	456	109	2,005	25,097	2,448	(29)	246
International Value Fund	40,711	1,464	13,708	2,823	31,290	3,461	(742)	1,464
Non-U.S. Intrinsic Value Fund	36,236	3,305	6,101	(1,860)	31,580	3,190	(109)	3,305
Core Plus Fund	57,806	22,549	17,900	4,354	66,809	7,207	(3,169)	2,922
High Income Fund	27,340	5,368	7,554	1,886	27,040	3,137	(1,189)	1,603
Inflation-Adjusted Bond Fund	26,233	914	336	169	26,980	2,543	(53)	914
Short Duration Fund	16,475	5,554	—	289	22,318	2,280	—	921
Short Duration Inflation Protection Bond Fund	8,917	212	451	270	8,948	869	(11)	212
Emerging Markets Debt Fund	14,100	727	1,305	29	13,551	1,529	(215)	726
Global Bond Fund	26,513	788	1,351	801	26,751	3,075	(245)	788
	$912,177	$73,363	$159,339	$74,894	$901,095	62,955	$(2,193)	$26,768
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$21,368	$193	$3,508	$3,124	$21,177	357	$1,923	—
Focused Large Cap Value Fund	45,034	3,769	7,849	3,278	44,232	4,096	(346)	$1,574
Growth Fund	33,097	1,888	7,403	5,198	32,780	585	149	1,476
Heritage Fund	30,076	387	5,311	3,868	29,020	1,203	(586)	227
Mid Cap Value Fund	26,301	2,166	1,590	1,122	27,999	1,680	(82)	1,363
Small Cap Growth Fund(3)	8,908	1,575	1,212	1,675	10,946	523	(280)	—
Small Cap Value Fund	8,671	2,026	823	1,189	11,063	975	50	105
Sustainable Equity Fund	51,961	957	8,655	6,551	50,814	943	1,155	859
Emerging Markets Fund	26,379	3,791	2,028	2,354	30,496	2,747	(192)	374
Global Real Estate Fund	6,517	4,432	415	1,029	11,563	887	(22)	171
International Growth Fund	34,618	649	3,538	2,042	33,771	2,618	(476)	165
International Small-Mid Cap Fund	16,340	1,210	693	1,675	18,532	1,808	(162)	189
International Value Fund	15,335	599	4,255	1,122	12,801	1,416	(265)	598
Non-U.S. Intrinsic Value Fund	18,344	1,940	1,319	(937)	18,028	1,821	(50)	1,940
	$342,949	$25,582	$48,599	$33,290	$353,222	21,659	$816	$9,041
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2024	$11.04	0.35	0.47	0.82	(0.34)	—	(0.34)	$11.52	7.61%	0.00%	3.13%	15%	$387,690
2023	$11.82	0.38	(0.39)	(0.01)	(0.38)	(0.39)	(0.77)	$11.04	0.21%	0.01%	3.37%	13%	$434,210
2022	$13.50	0.45	(1.28)	(0.83)	(0.46)	(0.39)	(0.85)	$11.82	(6.57)%	0.00%	3.52%	9%	$496,501
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%	1.55%	18%	$524,867
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%	1.73%	22%	$459,434
R Class
2024	$11.05	0.27	0.50	0.77	(0.29)	—	(0.29)	$11.53	7.07%	0.50%	2.63%	15%	$1,749
2023	$11.83	0.31	(0.38)	(0.07)	(0.32)	(0.39)	(0.71)	$11.05	(0.29)%	0.51%	2.87%	13%	$2,393
2022	$13.50	0.37	(1.26)	(0.89)	(0.39)	(0.39)	(0.78)	$11.83	(6.96)%	0.50%	3.02%	9%	$2,138
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2024	$12.39	0.34	0.75	1.09	(0.34)	—	(0.34)	$13.14	8.96%	0.00%	2.75%	14%	$1,114,534
2023	$13.15	0.33	0.02	0.35	(0.35)	(0.76)	(1.11)	$12.39	3.33%	0.00%	2.72%	12%	$1,160,448
2022	$15.71	0.57	(1.87)	(1.30)	(0.59)	(0.67)	(1.26)	$13.15	(9.08)%	0.00%	3.94%	10%	$1,252,961
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%	1.46%	18%	$1,452,250
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%	1.64%	24%	$1,245,493
R Class
2024	$12.38	0.26	0.78	1.04	(0.28)	—	(0.28)	$13.14	8.50%	0.50%	2.25%	14%	$1,878
2023	$13.15	0.27	0.01	0.28	(0.29)	(0.76)	(1.05)	$12.38	2.74%	0.50%	2.22%	12%	$2,097
2022	$15.71	0.49	(1.87)	(1.38)	(0.51)	(0.67)	(1.18)	$13.15	(9.54)%	0.50%	3.44%	10%	$1,936
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2024	$14.08	0.34	1.14	1.48	(0.34)	—	(0.34)	$15.22	10.71%	0.00%	2.43%	11%	$1,806,021
2023	$14.68	0.32	0.41	0.73	(0.33)	(1.00)	(1.33)	$14.08	5.95%	0.00%	2.31%	13%	$1,816,523
2022	$18.13	0.69	(2.49)	(1.80)	(0.72)	(0.93)	(1.65)	$14.68	(11.03)%	0.00%	4.21%	11%	$1,839,658
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%	1.18%	30%	$2,180,041
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%	1.59%	28%	$1,833,678
R Class
2024	$14.08	0.22	1.19	1.41	(0.27)	—	(0.27)	$15.22	10.16%	0.50%	1.93%	11%	$14,304
2023	$14.68	0.25	0.41	0.66	(0.26)	(1.00)	(1.26)	$14.08	5.42%	0.50%	1.81%	13%	$4,878
2022	$18.13	0.60	(2.48)	(1.88)	(0.64)	(0.93)	(1.57)	$14.68	(11.48)%	0.50%	3.71%	11%	$5,086
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2024	$14.74	0.31	1.44	1.75	(0.31)	—	(0.31)	$16.18	12.11%	0.00%	2.10%	8%	$896,463
2023	$15.20	0.28	0.80	1.08	(0.30)	(1.24)	(1.54)	$14.74	8.42%	0.01%	1.96%	14%	$906,625
2022	$19.05	0.77	(2.79)	(2.02)	(0.76)	(1.07)	(1.83)	$15.20	(11.96)%	0.00%	4.47%	11%	$906,402
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%	1.07%	21%	$1,078,655
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%	1.56%	27%	$882,822
R Class
2024	$14.73	0.22	1.45	1.67	(0.24)	—	(0.24)	$16.16	11.49%	0.50%	1.60%	8%	$4,632
2023	$15.18	0.21	0.80	1.01	(0.22)	(1.24)	(1.46)	$14.73	7.92%	0.51%	1.46%	14%	$5,547
2022	$19.03	0.68	(2.80)	(2.12)	(0.66)	(1.07)	(1.73)	$15.18	(12.44)%	0.50%	3.97%	11%	$4,537
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2024	$17.23	0.26	2.06	2.32	(0.28)	—	(0.28)	$19.27	13.63%	0.00%	1.49%	8%	$345,635
2023	$17.53	0.19	1.40	1.59	(0.20)	(1.69)	(1.89)	$17.23	10.86%	0.01%	1.17%	14%	$336,502
2022	$22.45	0.90	(3.75)	(2.85)	(0.88)	(1.19)	(2.07)	$17.53	(14.22)%	0.00%	4.48%	11%	$331,761
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%	0.67%	15%	$396,903
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%	1.21%	33%	$304,714
R Class
2024	$17.22	0.14	2.09	2.23	(0.19)	—	(0.19)	$19.26	13.08%	0.50%	0.99%	8%	$7,587
2023	$17.51	0.10	1.42	1.52	(0.12)	(1.69)	(1.81)	$17.22	10.33%	0.51%	0.67%	14%	$6,446
2022	$22.42	0.80	(3.76)	(2.96)	(0.76)	(1.19)	(1.95)	$17.51	(14.65)%	0.50%	3.98%	11%	$4,833
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Portfolio: Very Conservative, One Choice® Portfolio: Conservative, One Choice® Portfolio: Moderate, One Choice® Portfolio: Aggressive, and One Choice® Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
29

Approval of Management Agreement

At a meeting held on June 27, 2024, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the Funds’ management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
30

•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The performance for One Choice Portfolio: Very Conservative was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-, five-, and ten-year periods and below the median for the one-year period. The performance for One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive, and One Choice Portfolio: Very Aggressive was above each Fund's respective benchmark for the five- and ten-year periods and below each Fund's respective benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive were above the median of their peer performance universe as identified by a third-party service provider for the five- and ten-year periods and below the median for the one- and three-year periods. In relation to industry peers, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate were below the median of their peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed each Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

31

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing services necessary for the management and operation of the fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to each Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
32

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2024 as qualified for the corporate dividends received deduction.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$862,477	$3,184,402	$6,362,332	$3,951,868	$1,686,887

For the fiscal year ended July 31, 2024, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	—	—	—	—
One Choice Portfolio: Conservative	$175,306	$0.0021	$1,961,815	$0.0231
One Choice Portfolio: Moderate	$526,016	$0.0044	$6,587,028	$0.0551
One Choice Portfolio: Aggressive	$318,722	$0.0057	$4,270,443	$0.0767
One Choice Portfolio: Very Aggressive	$174,463	$0.0095	$2,338,106	$0.1275

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93180 2409

Annual Financial Statements and Other Information

July 31, 2024

One Choice® In Retirement Portfolio	One Choice® 2045 Portfolio
Investor Class (ARTOX)	Investor Class (AROIX)
I Class (ATTIX)	I Class (AOOIX)
A Class (ARTAX)	A Class (AROAX)
C Class (ATTCX)	C Class (AROCX)
R Class (ARSRX)	R Class (ARORX)
R6 Class (ARDTX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)

Schedules of Investments

JULY 31, 2024

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.6%
Diversified Bond Fund G Class	35,249,986	$326,414,873
High Income Fund G Class	7,157,168	61,694,790
Inflation-Adjusted Bond Fund G Class	5,495,863	58,256,144
Short Duration Fund G Class	13,824,435	135,202,976
Short Duration Inflation Protection Bond Fund G Class	12,137,875	126,233,900
		707,802,683
Domestic Equity Funds — 32.7%
Focused Large Cap Value Fund G Class	14,390,598	155,850,173
Growth Fund G Class	1,520,447	89,326,259
Heritage Fund G Class	1,136,943	32,323,301
Mid Cap Value Fund G Class	3,401,524	56,873,475
Select Fund G Class	186,519	22,872,836
Small Cap Growth Fund G Class(2)	760,626	17,905,126
Small Cap Value Fund G Class	1,584,754	18,288,059
Sustainable Equity Fund G Class	3,260,964	177,168,181
		570,607,410
International Fixed Income Funds — 14.7%
Emerging Markets Debt Fund G Class	2,204,249	19,529,643
Global Bond Fund G Class	27,138,490	237,461,789
		256,991,432
International Equity Funds — 12.0%
Global Real Estate Fund G Class	1,361,546	17,849,871
International Growth Fund G Class	6,452,124	83,813,096
International Small-Mid Cap Fund G Class	956,310	10,098,629
International Value Fund G Class	10,691,014	96,967,494
		208,729,090
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,483,888,052)		1,744,130,615
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,744,130,615

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
2

JULY 31, 2024

One Choice 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.1%
Diversified Bond Fund G Class	32,312,766	$299,216,211
High Income Fund G Class	6,684,091	57,616,866
Inflation-Adjusted Bond Fund G Class	5,212,928	55,257,033
Short Duration Fund G Class	12,215,113	119,463,803
Short Duration Inflation Protection Bond Fund G Class	10,693,377	111,211,125
		642,765,038
Domestic Equity Funds — 33.0%
Focused Large Cap Value Fund G Class	13,187,633	142,822,060
Growth Fund G Class	1,408,809	82,767,546
Heritage Fund G Class	1,066,925	30,332,684
Mid Cap Value Fund G Class	3,152,196	52,704,718
Select Fund G Class	173,139	21,232,083
Small Cap Growth Fund G Class(2)	712,436	16,770,746
Small Cap Value Fund G Class	1,484,683	17,133,245
Sustainable Equity Fund G Class	3,028,967	164,563,761
		528,326,843
International Fixed Income Funds — 14.7%
Emerging Markets Debt Fund G Class	2,135,932	18,924,359
Global Bond Fund G Class	24,740,026	216,475,232
		235,399,591
International Equity Funds — 12.2%
Emerging Markets Fund G Class	106,499	1,225,804
Global Real Estate Fund G Class	1,275,802	16,725,768
International Growth Fund G Class	6,004,967	78,004,527
International Small-Mid Cap Fund G Class	951,477	10,047,599
International Value Fund G Class	9,811,387	88,989,280
Non-U.S. Intrinsic Value Fund G Class	111,109	1,111,093
		196,104,071
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,357,837,037)		1,602,595,543
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,602,595,543

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
3

JULY 31, 2024

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 36.0%
Focused Dynamic Growth Fund G Class(2)	18,541	$1,178,438
Focused Large Cap Value Fund G Class	14,329,491	155,188,386
Growth Fund G Class	1,696,496	99,669,169
Heritage Fund G Class	1,385,294	39,383,917
Mid Cap Value Fund G Class	3,878,396	64,846,785
Select Fund G Class	204,772	25,111,141
Small Cap Growth Fund G Class(2)	917,039	21,587,091
Small Cap Value Fund G Class	1,910,716	22,049,660
Sustainable Equity Fund G Class	3,262,305	177,241,055
		606,255,642
Domestic Fixed Income Funds — 35.4%
Diversified Bond Fund G Class	33,573,477	310,890,401
High Income Fund G Class	7,843,258	67,608,885
Inflation-Adjusted Bond Fund G Class	6,817,244	72,262,785
Short Duration Fund G Class	7,956,623	77,815,776
Short Duration Inflation Protection Bond Fund G Class	6,521,035	67,818,761
		596,396,608
International Fixed Income Funds — 14.4%
Emerging Markets Debt Fund G Class	3,341,090	29,602,059
Global Bond Fund G Class	24,235,904	212,064,161
		241,666,220
International Equity Funds — 14.2%
Emerging Markets Fund G Class	1,206,823	13,890,532
Global Real Estate Fund G Class	1,603,599	21,023,178
International Growth Fund G Class	6,757,987	87,786,257
International Small-Mid Cap Fund G Class	1,665,486	17,587,528
International Value Fund G Class	9,718,050	88,142,718
Non-U.S. Intrinsic Value Fund G Class	1,111,291	11,112,910
		239,543,123
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,449,923,603)		1,683,861,593
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,683,861,593

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
4

JULY 31, 2024

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.1%
Focused Dynamic Growth Fund G Class(2)	224,896	$14,294,385
Focused Large Cap Value Fund G Class	16,892,123	182,941,690
Growth Fund G Class	2,065,704	121,360,094
Heritage Fund G Class	2,010,922	57,170,501
Mid Cap Value Fund G Class	5,112,817	85,486,307
Select Fund G Class	213,177	26,141,862
Small Cap Growth Fund G Class(2)	1,265,927	29,799,928
Small Cap Value Fund G Class	2,637,705	30,439,121
Sustainable Equity Fund G Class	3,814,839	207,260,224
		754,894,112
Domestic Fixed Income Funds — 31.0%
Diversified Bond Fund G Class	36,770,735	340,497,005
High Income Fund G Class	9,606,362	82,806,842
Inflation-Adjusted Bond Fund G Class	8,169,246	86,594,011
Short Duration Fund G Class	4,973,556	48,641,374
Short Duration Inflation Protection Bond Fund G Class	3,834,081	39,874,439
		598,413,671
International Equity Funds — 16.3%
Emerging Markets Fund G Class	3,126,175	35,982,278
Global Real Estate Fund G Class	2,178,811	28,564,213
International Growth Fund G Class	8,147,266	105,832,983
International Small-Mid Cap Fund G Class	2,688,306	28,388,515
International Value Fund G Class	10,126,113	91,843,848
Non-U.S. Intrinsic Value Fund G Class	2,518,902	25,189,017
		315,800,854
International Fixed Income Funds — 13.6%
Emerging Markets Debt Fund G Class	4,774,345	42,300,692
Global Bond Fund G Class	25,158,684	220,138,487
		262,439,179
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,616,309,611)		1,931,547,816
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,931,547,816

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
5

JULY 31, 2024

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.9%
Focused Dynamic Growth Fund G Class(2)	352,940	$22,432,850
Focused Large Cap Value Fund G Class	13,367,405	144,768,997
Growth Fund G Class	1,646,669	96,741,828
Heritage Fund G Class	1,963,437	55,820,523
Mid Cap Value Fund G Class	4,480,971	74,921,843
Select Fund G Class	134,065	16,440,348
Small Cap Growth Fund G Class(2)	1,152,636	27,133,040
Small Cap Value Fund G Class	2,401,519	27,713,530
Sustainable Equity Fund G Class	2,952,837	160,427,627
		626,400,586
Domestic Fixed Income Funds — 27.2%
Diversified Bond Fund G Class	27,230,673	252,156,032
High Income Fund G Class	7,241,569	62,422,323
Inflation-Adjusted Bond Fund G Class	5,300,151	56,181,605
Short Duration Fund G Class	1,489,404	14,566,373
Short Duration Inflation Protection Bond Fund G Class	1,146,222	11,920,707
		397,247,040
International Equity Funds — 18.8%
Emerging Markets Fund G Class	4,104,987	47,248,395
Global Real Estate Fund G Class	1,953,027	25,604,181
International Growth Fund G Class	6,389,192	82,995,601
International Small-Mid Cap Fund G Class	2,598,638	27,441,616
International Value Fund G Class	6,734,551	61,082,376
Non-U.S. Intrinsic Value Fund G Class	2,948,545	29,485,449
		273,857,618
International Fixed Income Funds — 11.1%
Emerging Markets Debt Fund G Class	3,967,473	35,151,809
Global Bond Fund G Class	14,489,975	126,787,281
		161,939,090
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,227,422,594)		1,459,444,334
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,459,444,334

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
6

JULY 31, 2024

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.8%
Focused Dynamic Growth Fund G Class(2)	592,160	$37,637,698
Focused Large Cap Value Fund G Class	15,281,638	165,500,144
Growth Fund G Class	1,776,673	104,379,515
Heritage Fund G Class	2,680,558	76,208,259
Mid Cap Value Fund G Class	5,520,762	92,307,141
Select Fund G Class	107,398	13,170,205
Small Cap Growth Fund G Class(2)	1,482,395	34,895,586
Small Cap Value Fund G Class	3,088,580	35,642,210
Sustainable Equity Fund G Class	3,210,485	174,425,641
		734,166,399
Domestic Fixed Income Funds — 23.3%
Diversified Bond Fund G Class	27,280,863	252,620,794
High Income Fund G Class	7,227,878	62,304,304
Inflation-Adjusted Bond Fund G Class	4,729,062	50,128,056
		365,053,154
International Equity Funds — 21.1%
Emerging Markets Fund G Class	6,582,150	75,760,541
Global Real Estate Fund G Class	2,499,511	32,768,590
International Growth Fund G Class	6,965,614	90,483,330
International Small-Mid Cap Fund G Class	3,288,588	34,727,489
International Value Fund G Class	6,408,600	58,126,002
Non-U.S. Intrinsic Value Fund G Class	3,996,140	39,961,402
		331,827,354
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund G Class	4,205,631	37,261,887
Global Bond Fund G Class	11,456,112	100,240,983
		137,502,870
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,275,498,813)		1,568,549,777
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,568,549,777

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
7

JULY 31, 2024

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 51.2%
Focused Dynamic Growth Fund G Class(2)	662,258	$42,093,113
Focused Large Cap Value Fund G Class	12,920,671	139,930,862
Growth Fund G Class	1,440,185	84,610,848
Heritage Fund G Class	2,277,237	64,741,859
Mid Cap Value Fund G Class	4,697,348	78,539,650
Select Fund G Class	48,352	5,929,372
Small Cap Growth Fund G Class(2)	1,259,235	29,642,398
Small Cap Value Fund G Class	2,624,006	30,281,028
Sustainable Equity Fund G Class	2,730,479	148,346,909
		624,116,039
International Equity Funds — 23.1%
Emerging Markets Fund G Class	5,597,260	64,424,462
Global Real Estate Fund G Class	2,116,126	27,742,412
International Growth Fund G Class	5,902,767	76,676,945
International Small-Mid Cap Fund G Class	2,778,352	29,339,392
International Value Fund G Class	5,001,180	45,360,703
Non-U.S. Intrinsic Value Fund G Class	3,785,701	37,857,007
		281,400,921
Domestic Fixed Income Funds — 18.7%
Diversified Bond Fund G Class	17,110,802	158,446,031
High Income Fund G Class	4,530,899	39,056,347
Inflation-Adjusted Bond Fund G Class	2,944,820	31,215,089
		228,717,467
International Fixed Income Funds — 7.0%
Emerging Markets Debt Fund G Class	2,612,635	23,147,944
Global Bond Fund G Class	7,170,883	62,745,223
		85,893,167
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $998,338,250)		1,220,127,594
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,220,127,594

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
8

JULY 31, 2024

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.3%
Focused Dynamic Growth Fund G Class(2)	638,870	$40,606,594
Focused Large Cap Value Fund G Class	10,076,753	109,131,234
Growth Fund G Class	1,066,184	62,638,323
Heritage Fund G Class	1,769,558	50,308,538
Mid Cap Value Fund G Class	3,669,962	61,361,762
Select Fund G Class	1,516	185,928
Small Cap Growth Fund G Class(2)	986,078	23,212,283
Small Cap Value Fund G Class	2,055,723	23,723,042
Sustainable Equity Fund G Class	2,120,122	115,186,202
		486,353,906
International Equity Funds — 24.9%
Emerging Markets Fund G Class	4,393,145	50,565,098
Global Real Estate Fund G Class	1,666,319	21,845,439
International Growth Fund G Class	4,590,059	59,624,873
International Small-Mid Cap Fund G Class	2,152,103	22,726,208
International Value Fund G Class	3,622,836	32,859,122
Non-U.S. Intrinsic Value Fund G Class	3,189,512	31,895,117
		219,515,857
Domestic Fixed Income Funds — 14.4%
Diversified Bond Fund G Class	9,502,520	87,993,339
High Income Fund G Class	2,503,806	21,582,805
Inflation-Adjusted Bond Fund G Class	1,639,458	17,378,253
		126,954,397
International Fixed Income Funds — 5.4%
Emerging Markets Debt Fund G Class	1,450,758	12,853,718
Global Bond Fund G Class	3,972,989	34,763,656
		47,617,374
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $722,919,802)		880,441,534
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$880,441,534

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
9

JULY 31, 2024

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.1%
Focused Dynamic Growth Fund G Class(2)	373,784	$23,757,738
Focused Large Cap Value Fund G Class	5,719,237	61,939,337
Growth Fund G Class	608,938	35,775,125
Heritage Fund G Class	1,000,119	28,433,369
Mid Cap Value Fund G Class	2,067,989	34,576,780
Small Cap Growth Fund G Class(2)	550,135	12,950,175
Small Cap Value Fund G Class	1,146,209	13,227,251
Sustainable Equity Fund G Class	1,210,774	65,781,371
		276,441,146
International Equity Funds — 25.7%
Emerging Markets Fund G Class	2,482,344	28,571,783
Global Real Estate Fund G Class	930,103	12,193,657
International Growth Fund G Class	2,610,769	33,913,895
International Small-Mid Cap Fund G Class	1,215,622	12,836,969
International Value Fund G Class	1,997,485	18,117,191
Non-U.S. Intrinsic Value Fund G Class	1,868,605	18,686,046
		124,319,541
Domestic Fixed Income Funds — 12.5%
Diversified Bond Fund G Class	4,529,751	41,945,494
High Income Fund G Class	1,203,587	10,374,924
Inflation-Adjusted Bond Fund G Class	779,133	8,258,807
		60,579,225
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund G Class	690,557	6,118,337
Global Bond Fund G Class	1,893,640	16,569,349
		22,687,686
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $409,063,496)		484,027,598
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$484,027,598

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
10

JULY 31, 2024

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.7%
Focused Dynamic Growth Fund G Class(2)	76,229	$4,845,132
Focused Large Cap Value Fund G Class	1,158,186	12,543,152
Growth Fund G Class	124,178	7,295,473
Heritage Fund G Class	201,519	5,729,194
Mid Cap Value Fund G Class	415,448	6,946,290
Small Cap Growth Fund G Class(2)	110,621	2,604,012
Small Cap Value Fund G Class	230,748	2,662,834
Sustainable Equity Fund G Class	245,771	13,352,739
		55,978,826
International Equity Funds — 26.3%
Emerging Markets Fund G Class	503,696	5,797,542
Global Real Estate Fund G Class	186,036	2,438,938
International Growth Fund G Class	528,891	6,870,294
International Small-Mid Cap Fund G Class	246,498	2,603,024
International Value Fund G Class	389,860	3,536,033
Non-U.S. Intrinsic Value Fund G Class	386,473	3,864,730
		25,110,561
Domestic Fixed Income Funds — 10.9%
Diversified Bond Fund G Class	777,486	7,199,521
High Income Fund G Class	208,800	1,799,853
Inflation-Adjusted Bond Fund G Class	134,517	1,425,885
		10,425,259
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	119,783	1,061,276
Global Bond Fund G Class	328,420	2,873,671
		3,934,947
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $84,746,154)		95,449,593
OTHER ASSETS AND LIABILITIES — 0.0%		(50)
TOTAL NET ASSETS — 100.0%		$95,449,543

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
11

Statements of Assets and Liabilities

JULY 31, 2024
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,483,888,052 and $1,357,837,037, respectively)	$1,744,130,615	$1,602,595,543
Receivable for investments sold	1,711,286	3,018,154
Receivable for capital shares sold	555,983	335,002
Distributions receivable from affiliates	2,354,013	2,157,361
	1,748,751,897	1,608,106,060

Liabilities
Payable for investments purchased	2,354,013	2,157,361
Payable for capital shares redeemed	1,163,817	2,327,925
Accrued management fees	962,202	884,999
Distribution and service fees payable	141,250	140,232
	4,621,282	5,510,517

Net Assets	$1,744,130,615	$1,602,595,543

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,505,106,406	$1,339,176,568
Distributable earnings (loss)	239,024,209	263,418,975
	$1,744,130,615	$1,602,595,543

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$787,839,183	62,683,294	$12.57
I Class, $0.01 Par Value	$194,676,204	15,484,667	$12.57
A Class, $0.01 Par Value	$212,506,829	16,904,295	$12.57
C Class, $0.01 Par Value	$1,352,689	108,903	$12.42
R Class, $0.01 Par Value	$227,675,105	18,169,426	$12.53
R6 Class, $0.01 Par Value	$320,080,605	33,561,299	$9.54
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$592,838,616	41,503,791	$14.28
I Class, $0.01 Par Value	$212,146,384	14,837,694	$14.30
A Class, $0.01 Par Value	$173,463,201	12,158,356	$14.27
C Class, $0.01 Par Value	$1,642,910	115,347	$14.24
R Class, $0.01 Par Value	$242,401,353	17,016,243	$14.25
R6 Class, $0.01 Par Value	$380,103,079	38,102,996	$9.98
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $13.34 and $15.14 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2025 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
12

JULY 31, 2024
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,449,923,603 and $1,616,309,611, respectively)	$1,683,861,593	$1,931,547,816
Receivable for investments sold	1,838,425	2,288,429
Receivable for capital shares sold	1,348,908	663,204
Distributions receivable from affiliates	2,066,668	2,154,824
	1,689,115,594	1,936,654,273

Liabilities
Payable for investments purchased	2,066,668	2,154,824
Payable for capital shares redeemed	2,083,391	1,614,722
Accrued management fees	917,985	1,129,794
Distribution and service fees payable	185,957	207,117
	5,254,001	5,106,457

Net Assets	$1,683,861,593	$1,931,547,816

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,433,146,720	$1,591,740,258
Distributable earnings (loss)	250,714,873	339,807,558
	$1,683,861,593	$1,931,547,816

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$392,477,766	30,708,140	$12.78
I Class, $0.01 Par Value	$256,637,749	20,076,592	$12.78
A Class, $0.01 Par Value	$182,810,114	14,345,275	$12.74
C Class, $0.01 Par Value	$1,705,202	133,901	$12.73
R Class, $0.01 Par Value	$348,653,030	27,375,645	$12.74
R6 Class, $0.01 Par Value	$501,577,732	44,159,520	$11.36
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$580,241,988	35,387,430	$16.40
I Class, $0.01 Par Value	$248,480,613	15,123,422	$16.43
A Class, $0.01 Par Value	$213,478,894	13,034,170	$16.38
C Class, $0.01 Par Value	$1,194,836	73,289	$16.30
R Class, $0.01 Par Value	$385,517,489	23,561,495	$16.36
R6 Class, $0.01 Par Value	$502,633,996	48,009,342	$10.47
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $13.52 and $17.38 (net asset value divided by 0.9425) for One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
13

JULY 31, 2024
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,227,422,594 and $1,275,498,813, respectively)	$1,459,444,334	$1,568,549,777
Receivable for investments sold	2,731,392	1,465,636
Receivable for capital shares sold	611,939	763,923
Distributions receivable from affiliates	1,507,578	1,435,467
	1,464,295,243	1,572,214,803

Liabilities
Payable for investments purchased	1,507,578	1,435,467
Payable for capital shares redeemed	2,289,514	1,065,395
Accrued management fees	867,154	980,749
Distribution and service fees payable	186,663	183,415
	4,850,909	3,665,026

Net Assets	$1,459,444,334	$1,568,549,777

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,205,679,659	$1,249,251,407
Distributable earnings (loss)	253,764,675	319,298,370
	$1,459,444,334	$1,568,549,777

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$306,677,774	22,188,759	$13.82
I Class, $0.01 Par Value	$234,889,380	16,978,155	$13.83
A Class, $0.01 Par Value	$161,528,455	11,705,235	$13.80
C Class, $0.01 Par Value	$1,079,342	78,641	$13.72
R Class, $0.01 Par Value	$362,268,574	26,292,676	$13.78
R6 Class, $0.01 Par Value	$393,000,809	32,919,537	$11.94
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$432,298,413	24,119,922	$17.92
I Class, $0.01 Par Value	$224,187,701	12,483,801	$17.96
A Class, $0.01 Par Value	$157,212,394	8,787,329	$17.89
C Class, $0.01 Par Value	$904,895	50,926	$17.77
R Class, $0.01 Par Value	$357,553,966	19,990,473	$17.89
R6 Class, $0.01 Par Value	$396,392,408	36,835,797	$10.76
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $14.64 and $18.98 (net asset value divided by 0.9425) for One Choice 2040 Portfolio and One Choice 2045 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
14

JULY 31, 2024
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $998,338,250 and $722,919,802, respectively)	$1,220,127,594	$880,441,534
Receivable for investments sold	1,335,243	719,858
Receivable for capital shares sold	781,104	575,871
Distributions receivable from affiliates	899,276	498,027
	1,223,143,217	882,235,290

Liabilities
Payable for investments purchased	899,276	498,027
Payable for capital shares redeemed	1,191,662	631,352
Accrued management fees	770,332	549,946
Distribution and service fees payable	154,353	114,431
	3,015,623	1,793,756

Net Assets	$1,220,127,594	$880,441,534

Net Assets Consist of:
Capital (par value and paid-in surplus)	$983,483,498	$718,475,245
Distributable earnings (loss)	236,644,096	161,966,289
	$1,220,127,594	$880,441,534

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$242,360,549	16,086,887	$15.07
I Class, $0.01 Par Value	$213,043,191	14,109,285	$15.10
A Class, $0.01 Par Value	$135,548,619	9,008,224	$15.05
C Class, $0.01 Par Value	$1,101,618	73,640	$14.96
R Class, $0.01 Par Value	$298,356,373	19,839,508	$15.04
R6 Class, $0.01 Par Value	$329,717,244	25,276,990	$13.04
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$145,300,221	8,467,910	$17.16
I Class, $0.01 Par Value	$167,144,784	9,736,012	$17.17
A Class, $0.01 Par Value	$95,147,845	5,559,335	$17.11
C Class, $0.01 Par Value	$882,184	52,094	$16.93
R Class, $0.01 Par Value	$224,691,571	13,125,018	$17.12
R6 Class, $0.01 Par Value	$247,274,929	17,764,706	$13.92
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $15.97 and $18.15 (net asset value divided by 0.9425) for One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
15

JULY 31, 2024
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $409,063,496 and $84,746,154, respectively)	$484,027,598	$95,449,593
Receivable for investments sold	415,355	26,989
Receivable for capital shares sold	455,918	92,177
Distributions receivable from affiliates	237,799	40,564
	485,136,670	95,609,323

Liabilities
Payable for investments purchased	237,799	40,564
Payable for capital shares redeemed	496,311	45,113
Accrued management fees	303,445	58,781
Distribution and service fees payable	71,517	15,322
	1,109,072	159,780

Net Assets	$484,027,598	$95,449,543

Net Assets Consist of:
Capital (par value and paid-in surplus)	$417,461,823	$86,515,138
Distributable earnings (loss)	66,565,775	8,934,405
	$484,027,598	$95,449,543

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$71,575,633	4,594,732	$15.58
I Class, $0.01 Par Value	$80,634,558	5,168,176	$15.60
A Class, $0.01 Par Value	$49,134,299	3,159,240	$15.55
C Class, $0.01 Par Value	$374,910	24,391	$15.37
R Class, $0.01 Par Value	$146,040,520	9,406,767	$15.53
R6 Class, $0.01 Par Value	$136,267,678	8,701,745	$15.66
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$9,350,684	742,113	$12.60
I Class, $0.01 Par Value	$17,822,131	1,413,811	$12.61
A Class, $0.01 Par Value	$8,564,071	681,216	$12.57
C Class, $0.01 Par Value	$138,898	11,092	$12.52
R Class, $0.01 Par Value	$32,678,589	2,601,250	$12.56
R6 Class, $0.01 Par Value	$26,895,170	2,129,808	$12.63
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $16.50 and $13.34 (net asset value divided by 0.9425) for One Choice 2060 Portfolio and One Choice 2065 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
16

Statements of Operations

YEAR ENDED JULY 31, 2024
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$63,318,886	$60,026,890

Expenses:
Management fees	12,332,776	11,441,877
Distribution and service fees:
A Class	505,630	421,285
C Class	16,229	17,489
R Class	1,108,860	1,178,164
Directors' fees and expenses	57,204	54,410
	14,020,699	13,113,225
Fees waived	(1,055,703)	(766,838)
	12,964,996	12,346,387

Net investment income (loss)	50,353,890	47,680,503

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(1,138,775)	10,105,161
Capital gain distributions received from underlying funds	9,952,083	9,868,777
	8,813,308	19,973,938

Change in net unrealized appreciation (depreciation) on investments in underlying funds	98,635,327	81,312,465

Net realized and unrealized gain (loss) on affiliates	107,448,635	101,286,403

Net Increase (Decrease) in Net Assets Resulting from Operations	$157,802,525	$148,966,906

See Notes to Financial Statements.
17

YEAR ENDED JULY 31, 2024
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$59,367,102	$65,542,050

Expenses:
Management fees	11,503,794	13,906,044
Distribution and service fees:
A Class	427,472	503,402
C Class	18,080	11,680
R Class	1,628,024	1,769,393
Directors' fees and expenses	54,616	62,073
	13,631,986	16,252,592
Fees waived	(818,311)	(828,123)
	12,813,675	15,424,469

Net investment income (loss)	46,553,427	50,117,581

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	7,161,150	14,578,598
Capital gain distributions received from underlying funds	11,353,568	14,120,034
	18,514,718	28,698,632

Change in net unrealized appreciation (depreciation) on investments in underlying funds	94,145,348	108,314,917

Net realized and unrealized gain (loss) on affiliates	112,660,066	137,013,549

Net Increase (Decrease) in Net Assets Resulting from Operations	$159,213,493	$187,131,130

See Notes to Financial Statements.
18

YEAR ENDED JULY 31, 2024
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$46,904,334	$47,017,988

Expenses:
Management fees	10,589,955	11,623,968
Distribution and service fees:
A Class	372,118	359,396
C Class	10,564	10,647
R Class	1,635,287	1,606,475
Directors' fees and expenses	46,044	48,422
	12,653,968	13,648,908
Fees waived	(734,227)	(604,640)
	11,919,741	13,044,268

Net investment income (loss)	34,984,593	33,973,720

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	15,413,009	20,766,764
Capital gain distributions received from underlying funds	11,452,154	12,774,241
	26,865,163	33,541,005

Change in net unrealized appreciation (depreciation) on investments in underlying funds	85,572,467	95,876,506

Net realized and unrealized gain (loss) on affiliates	112,437,630	129,417,511

Net Increase (Decrease) in Net Assets Resulting from Operations	$147,422,223	$163,391,231

See Notes to Financial Statements.
19

YEAR ENDED JULY 31, 2024
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$34,189,765	$23,134,630

Expenses:
Management fees	9,011,583	6,500,516
Distribution and service fees:
A Class	299,354	211,732
C Class	11,532	8,497
R Class	1,328,236	989,539
Directors' fees and expenses	37,274	26,551
	10,687,979	7,736,835
Fees waived	(461,156)	(449,264)
	10,226,823	7,287,571

Net investment income (loss)	23,962,942	15,847,059

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	12,711,590	8,448,619
Capital gain distributions received from underlying funds	10,496,343	7,799,337
	23,207,933	16,247,956

Change in net unrealized appreciation (depreciation) on investments in underlying funds	84,930,168	67,651,258

Net realized and unrealized gain (loss) on affiliates	108,138,101	83,899,214

Net Increase (Decrease) in Net Assets Resulting from Operations	$132,101,043	$99,746,273

See Notes to Financial Statements.
20

YEAR ENDED JULY 31, 2024
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$11,770,786	$1,794,400

Expenses:
Management fees	3,463,575	565,191
Distribution and service fees:
A Class	100,352	13,887
C Class	3,401	1,312
R Class	620,835	120,226
Directors' fees and expenses	13,801	2,149
	4,201,964	702,765
Fees waived	(276,492)	(49,451)
	3,925,472	653,314

Net investment income (loss)	7,845,314	1,141,086

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(1,678,244)	(816,810)
Capital gain distributions received from underlying funds	4,175,570	631,591
	2,497,326	(185,219)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	44,140,770	8,705,278

Net realized and unrealized gain (loss) on affiliates	46,638,096	8,520,059

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,483,410	$9,661,145

See Notes to Financial Statements.
21

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice In Retirement Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$50,353,890	$52,103,937	$47,680,503	$49,640,016
Net realized gain (loss)	8,813,308	38,062,043	19,973,938	33,777,770
Change in net unrealized appreciation (depreciation)	98,635,327	(32,044,617)	81,312,465	(23,714,941)
Net increase (decrease) in net assets resulting from operations	157,802,525	58,121,363	148,966,906	59,702,845

Distributions to Shareholders
From earnings:
Investor Class	(33,955,516)	(36,472,356)	(23,711,796)	(28,548,007)
I Class	(10,477,082)	(12,940,975)	(9,782,657)	(12,295,260)
A Class	(8,951,032)	(8,697,673)	(6,489,981)	(6,790,321)
C Class	(60,268)	(84,454)	(54,343)	(62,011)
R Class	(9,037,665)	(9,624,346)	(8,010,445)	(8,848,845)
R6 Class	(23,566,919)	(28,397,300)	(26,908,752)	(31,237,545)
Decrease in net assets from distributions	(86,048,482)	(96,217,104)	(74,957,974)	(87,781,989)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(170,543,917)	(152,560,527)	(252,257,772)	(158,505,620)

Net increase (decrease) in net assets	(98,789,874)	(190,656,268)	(178,248,840)	(186,584,764)

Net Assets
Beginning of period	1,842,920,489	2,033,576,757	1,780,844,383	1,967,429,147
End of period	$1,744,130,615	$1,842,920,489	$1,602,595,543	$1,780,844,383

See Notes to Financial Statements.
22

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$46,553,427	$44,110,463	$50,117,581	$47,271,249
Net realized gain (loss)	18,514,718	2,287,371	28,698,632	5,569,796
Change in net unrealized appreciation (depreciation)	94,145,348	23,903,344	108,314,917	42,273,634
Net increase (decrease) in net assets resulting from operations	159,213,493	70,301,178	187,131,130	95,114,679

Distributions to Shareholders
From earnings:
Investor Class	(10,445,867)	(21,138,435)	(14,823,018)	(29,112,933)
I Class	(8,149,328)	(16,495,579)	(7,658,932)	(16,646,206)
A Class	(4,503,162)	(7,667,026)	(5,036,863)	(8,617,225)
C Class	(31,885)	(86,646)	(19,977)	(44,753)
R Class	(7,309,191)	(13,976,485)	(7,403,574)	(13,741,392)
R6 Class	(19,370,783)	(33,248,073)	(24,990,434)	(43,393,558)
Decrease in net assets from distributions	(49,810,216)	(92,612,244)	(59,932,798)	(111,556,067)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(160,323,343)	(33,297,951)	(177,080,281)	(50,530,416)

Net increase (decrease) in net assets	(50,920,066)	(55,609,017)	(49,881,949)	(66,971,804)

Net Assets
Beginning of period	1,734,781,659	1,790,390,676	1,981,429,765	2,048,401,569
End of period	$1,683,861,593	$1,734,781,659	$1,931,547,816	$1,981,429,765

See Notes to Financial Statements.
23

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$34,984,593	$30,976,822	$33,973,720	$29,239,060
Net realized gain (loss)	26,865,163	(4,136,299)	33,541,005	243,098
Change in net unrealized appreciation (depreciation)	85,572,467	53,796,905	95,876,506	65,581,508
Net increase (decrease) in net assets resulting from operations	147,422,223	80,637,428	163,391,231	95,063,666

Distributions to Shareholders
From earnings:
Investor Class	(6,545,770)	(18,460,784)	(8,864,101)	(22,157,540)
I Class	(5,856,255)	(15,362,725)	(5,176,501)	(13,900,939)
A Class	(3,139,245)	(7,090,840)	(2,885,433)	(6,426,727)
C Class	(13,314)	(52,271)	(13,369)	(61,618)
R Class	(5,629,800)	(14,990,930)	(5,222,314)	(13,198,910)
R6 Class	(12,961,075)	(28,404,492)	(16,928,757)	(36,216,085)
Decrease in net assets from distributions	(34,145,459)	(84,362,042)	(39,090,475)	(91,961,819)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(92,504,926)	(3,116,579)	(64,758,115)	(5,463,598)

Net increase (decrease) in net assets	20,771,838	(6,841,193)	59,542,641	(2,361,751)

Net Assets
Beginning of period	1,438,672,496	1,445,513,689	1,509,007,136	1,511,368,887
End of period	$1,459,444,334	$1,438,672,496	$1,568,549,777	$1,509,007,136

See Notes to Financial Statements.
24

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$23,962,942	$18,776,353	$15,847,059	$11,702,291
Net realized gain (loss)	23,207,933	(6,156,261)	16,247,956	(9,671,741)
Change in net unrealized appreciation (depreciation)	84,930,168	70,230,994	67,651,258	60,841,502
Net increase (decrease) in net assets resulting from operations	132,101,043	82,851,086	99,746,273	62,872,052

Distributions to Shareholders
From earnings:
Investor Class	(4,242,474)	(13,810,584)	(1,943,988)	(6,889,472)
I Class	(4,468,804)	(13,082,127)	(2,782,211)	(9,402,434)
A Class	(2,137,370)	(5,270,428)	(1,154,916)	(3,437,227)
C Class	(11,478)	(56,479)	(4,810)	(36,512)
R Class	(3,715,179)	(12,587,806)	(1,982,818)	(8,162,296)
R6 Class	(9,066,192)	(22,936,476)	(5,911,998)	(16,163,562)
Decrease in net assets from distributions	(23,641,497)	(67,743,900)	(13,780,741)	(44,091,503)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(40,074,070)	66,377,416	(12,990,829)	61,591,392

Net increase (decrease) in net assets	68,385,476	81,484,602	72,974,703	80,371,941

Net Assets
Beginning of period	1,151,742,118	1,070,257,516	807,466,831	727,094,890
End of period	$1,220,127,594	$1,151,742,118	$880,441,534	$807,466,831

See Notes to Financial Statements.
25

YEARS ENDED JULY 31, 2024 AND JULY 31, 2023
	One Choice 2060 Portfolio		One Choice 2065 Portfolio
Increase (Decrease) in Net Assets	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$7,845,314	$4,869,143	$1,141,086	$511,048
Net realized gain (loss)	2,497,326	(5,057,176)	(185,219)	(1,415,921)
Change in net unrealized appreciation (depreciation)	44,140,770	32,759,742	8,705,278	5,487,226
Net increase (decrease) in net assets resulting from operations	54,483,410	32,571,709	9,661,145	4,582,353

Distributions to Shareholders
From earnings:
Investor Class	(963,779)	(3,749,305)	(108,437)	(171,838)
I Class	(1,272,455)	(3,829,500)	(199,235)	(249,270)
A Class	(575,831)	(1,555,452)	(76,656)	(53,366)
C Class	(2,070)	(14,871)	(905)	(1,231)
R Class	(1,318,645)	(5,638,209)	(258,470)	(368,424)
R6 Class	(2,658,180)	(7,174,242)	(368,540)	(580,166)
Decrease in net assets from distributions	(6,790,960)	(21,961,579)	(1,012,243)	(1,424,295)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	33,577,742	81,993,624	34,788,505	23,404,959

Net increase (decrease) in net assets	81,270,192	92,603,754	43,437,407	26,563,017

Net Assets
Beginning of period	402,757,406	310,153,652	52,012,136	25,449,119
End of period	$484,027,598	$402,757,406	$95,449,543	$52,012,136

See Notes to Financial Statements.
26

Notes to Financial Statements

JULY 31, 2024

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio and One Choice 2065 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

27

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.  Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended July 31, 2024, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2024 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2023 until November 30, 2023, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.50%	0.04%	0.06%	0.11%
One Choice 2025 Portfolio	0.79%	0.60%	0.51%	0.03%	0.04%	0.10%
One Choice 2030 Portfolio	0.81%	0.62%	0.52%	0.03%	0.04%	0.09%
One Choice 2035 Portfolio	0.84%	0.65%	0.54%	0.03%	0.04%	0.08%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.58%	0.03%	0.04%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.59%	0.03%	0.03%	0.06%
One Choice 2055 Portfolio	0.92%	0.73%	0.60%	0.04%	0.05%	0.07%
One Choice 2060 Portfolio	0.93%	0.73%	0.61%	0.05%	0.05%	0.08%
One Choice 2065 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%

Effective December 1, 2023, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.79%	0.60%	0.49%	0.05%	0.06%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.49%	0.03%	0.04%	0.08%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.65%	0.53%	0.03%	0.04%	0.07%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.57%	0.03%	0.04%	0.06%
One Choice 2050 Portfolio	0.91%	0.72%	0.59%	0.03%	0.04%	0.06%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.95%	0.75%	0.61%	0.07%	0.07%	0.08%

28

For the period ended July 31, 2024, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.79%	0.60%	0.49%	0.05%	0.06%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.50%	0.03%	0.04%	0.09%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.65%	0.53%	0.03%	0.04%	0.07%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.57%	0.03%	0.04%	0.06%
One Choice 2050 Portfolio	0.91%	0.72%	0.59%	0.03%	0.04%	0.06%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.95%	0.75%	0.61%	0.07%	0.07%	0.08%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended July 31, 2024 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$350,803	$129,445	$94,804	$753	$103,553	$376,345
One Choice 2025 Portfolio	$179,646	$91,130	$50,554	$524	$70,690	$374,294
One Choice 2030 Portfolio	$112,669	$107,009	$51,297	$542	$97,681	$449,113
One Choice 2035 Portfolio	$168,063	$105,041	$60,408	$350	$106,164	$388,097
One Choice 2040 Portfolio	$116,146	$94,682	$59,539	$423	$130,823	$332,614
One Choice 2045 Portfolio	$122,588	$87,602	$43,128	$319	$96,388	$254,615
One Choice 2050 Portfolio	$66,308	$76,895	$35,922	$346	$79,694	$201,991
One Choice 2055 Portfolio	$60,801	$80,518	$39,975	$398	$92,817	$174,755
One Choice 2060 Portfolio	$35,054	$41,771	$23,073	$194	$70,776	$105,624
One Choice 2065 Portfolio	$4,732	$8,410	$3,782	$88	$16,196	$16,243

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2024 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

29

4. Investment Transactions

Investment transactions for the period ended July 31, 2024 were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Purchases	$243,029,913	$211,014,144	$258,495,354	$278,579,398	$197,910,113
Sales	$439,317,999	$480,698,297	$410,721,989	$451,368,489	$278,126,936

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Purchases	$200,894,647	$165,428,539	$120,538,347	$101,630,700	$41,398,578
Sales	$257,995,277	$194,684,821	$123,664,452	$62,823,163	$5,849,589

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	10,403,887	$124,630,248	5,444,170	$63,761,920
Issued in reinvestment of distributions	2,795,538	33,444,127	3,200,247	36,002,633
Redeemed	(12,820,843)	(153,633,275)	(14,014,159)	(163,392,008)
	378,582	4,441,100	(5,369,742)	(63,627,455)
I Class
Sold	1,261,479	15,166,684	5,808,349	67,557,376
Issued in reinvestment of distributions	873,850	10,446,337	1,147,848	12,914,096
Redeemed	(6,442,547)	(77,957,164)	(12,305,495)	(143,508,063)
	(4,307,218)	(52,344,143)	(5,349,298)	(63,036,591)
A Class
Sold	3,385,805	39,626,611	2,091,391	24,466,911
Issued in reinvestment of distributions	724,081	8,662,284	742,189	8,343,605
Redeemed	(3,091,241)	(37,133,660)	(3,508,385)	(40,919,709)
	1,018,645	11,155,235	(674,805)	(8,109,193)
C Class
Sold	21,034	254,531	5,878	67,842
Issued in reinvestment of distributions	5,101	60,268	7,616	84,454
Redeemed	(82,359)	(983,369)	(69,052)	(797,607)
	(56,224)	(668,570)	(55,558)	(645,311)
R Class
Sold	3,082,276	36,783,398	3,076,798	35,874,244
Issued in reinvestment of distributions	757,415	9,033,631	858,245	9,616,052
Redeemed	(4,906,149)	(57,729,231)	(3,534,897)	(41,292,396)
	(1,066,458)	(11,912,202)	400,146	4,197,900
R6 Class
Sold	6,152,844	56,172,669	10,752,182	96,876,207
Issued in reinvestment of distributions	2,484,524	22,607,595	3,151,476	27,417,076
Redeemed	(21,831,961)	(199,995,601)	(15,976,890)	(145,633,160)
	(13,194,593)	(121,215,337)	(2,073,232)	(21,339,877)
Net increase (decrease)	(17,227,266)	$(170,543,917)	(13,122,489)	$(152,560,527)

30

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	3,302,664	$44,638,129	3,835,046	$50,185,999
Issued in reinvestment of distributions	1,758,262	23,578,287	2,268,239	28,398,350
Redeemed	(10,475,112)	(141,567,860)	(11,161,171)	(146,066,997)
	(5,414,186)	(73,351,444)	(5,057,886)	(67,482,648)
I Class
Sold	1,946,463	26,408,144	5,695,619	74,065,454
Issued in reinvestment of distributions	718,845	9,632,528	973,558	12,188,942
Redeemed	(5,926,530)	(81,022,663)	(11,932,406)	(156,332,894)
	(3,261,222)	(44,981,991)	(5,263,229)	(70,078,498)
A Class
Sold	2,896,692	37,870,193	1,668,925	21,934,103
Issued in reinvestment of distributions	457,199	6,131,043	508,874	6,371,109
Redeemed	(2,863,515)	(38,848,864)	(3,641,183)	(47,786,593)
	490,376	5,152,372	(1,463,384)	(19,481,381)
C Class
Sold	6,021	82,004	16,074	210,990
Issued in reinvestment of distributions	4,040	54,343	4,937	62,011
Redeemed	(33,228)	(450,243)	(29,478)	(386,220)
	(23,167)	(313,896)	(8,467)	(113,219)
R Class
Sold	3,235,049	43,630,043	3,340,930	43,700,508
Issued in reinvestment of distributions	597,286	8,009,601	706,660	8,847,385
Redeemed	(4,959,668)	(65,816,195)	(3,005,751)	(39,423,272)
	(1,127,333)	(14,176,551)	1,041,839	13,124,621
R6 Class
Sold	8,124,065	76,958,449	11,252,756	105,427,085
Issued in reinvestment of distributions	2,730,894	25,506,551	3,338,050	29,675,260
Redeemed	(23,839,088)	(227,051,262)	(15,831,954)	(149,576,840)
	(12,984,129)	(124,586,262)	(1,241,148)	(14,474,495)
Net increase (decrease)	(22,319,661)	$(252,257,772)	(11,992,275)	$(158,505,620)

31

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	5,356,516	$64,548,352	4,411,295	$50,962,731
Issued in reinvestment of distributions	867,233	10,354,768	1,919,082	20,995,260
Redeemed	(7,422,903)	(89,036,308)	(9,785,695)	(112,016,664)
	(1,199,154)	(14,133,188)	(3,455,318)	(40,058,673)
I Class
Sold	2,715,958	32,676,149	6,653,365	76,094,906
Issued in reinvestment of distributions	681,364	8,128,670	1,506,442	16,465,414
Redeemed	(7,129,099)	(86,495,931)	(13,105,576)	(151,057,024)
	(3,731,777)	(45,691,112)	(4,945,769)	(58,496,704)
A Class
Sold	4,449,053	51,372,211	2,246,045	25,878,055
Issued in reinvestment of distributions	347,467	4,145,278	634,045	6,923,750
Redeemed	(3,188,055)	(38,295,979)	(3,365,410)	(38,484,849)
	1,608,465	17,221,510	(485,320)	(5,683,044)
C Class
Sold	13,300	160,806	28,926	333,850
Issued in reinvestment of distributions	2,664	31,885	7,906	86,646
Redeemed	(57,111)	(678,856)	(47,862)	(548,035)
	(41,147)	(486,165)	(11,030)	(127,539)
R Class
Sold	5,940,187	71,139,979	5,878,139	67,640,613
Issued in reinvestment of distributions	611,763	7,298,328	1,277,589	13,964,049
Redeemed	(6,692,563)	(78,285,240)	(3,592,254)	(41,374,307)
	(140,613)	153,067	3,563,474	40,230,355
R6 Class
Sold	9,205,127	97,667,095	13,230,437	136,024,000
Issued in reinvestment of distributions	1,760,515	18,643,856	3,294,420	32,087,649
Redeemed	(21,813,611)	(233,698,406)	(13,240,804)	(137,273,995)
	(10,847,969)	(117,387,455)	3,284,053	30,837,654
Net increase (decrease)	(14,352,195)	$(160,323,343)	(2,049,910)	$(33,297,951)

32

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	4,995,291	$77,025,144	4,008,295	$58,737,720
Issued in reinvestment of distributions	969,272	14,771,709	2,095,522	29,002,021
Redeemed	(8,099,753)	(124,555,225)	(9,516,926)	(138,152,581)
	(2,135,190)	(32,758,372)	(3,413,109)	(50,412,840)
I Class
Sold	2,411,461	37,091,348	6,277,052	90,868,040
Issued in reinvestment of distributions	487,857	7,439,809	1,198,458	16,598,641
Redeemed	(5,950,587)	(92,936,819)	(12,869,574)	(187,547,333)
	(3,051,269)	(48,405,662)	(5,394,064)	(80,080,652)
A Class
Sold	3,736,004	55,090,478	1,943,295	28,379,690
Issued in reinvestment of distributions	315,007	4,803,859	589,176	8,154,199
Redeemed	(3,197,983)	(49,116,065)	(2,719,037)	(39,568,965)
	853,028	10,778,272	(186,566)	(3,035,076)
C Class
Sold	22,301	338,653	8,947	130,168
Issued in reinvestment of distributions	1,311	19,977	3,234	44,753
Redeemed	(20,886)	(321,251)	(19,483)	(284,228)
	2,726	37,379	(7,302)	(109,307)
R Class
Sold	4,963,063	75,901,797	5,291,526	77,236,125
Issued in reinvestment of distributions	484,072	7,382,091	989,160	13,699,852
Redeemed	(4,852,708)	(72,210,436)	(2,823,664)	(41,364,908)
	594,427	11,073,452	3,457,022	49,571,069
R6 Class
Sold	10,927,216	107,250,174	13,858,323	132,145,203
Issued in reinvestment of distributions	2,448,444	23,774,394	4,641,820	41,637,129
Redeemed	(25,303,179)	(248,829,918)	(14,580,174)	(140,245,942)
	(11,927,519)	(117,805,350)	3,919,969	33,536,390
Net increase (decrease)	(15,663,797)	$(177,080,281)	(1,624,050)	$(50,530,416)

33

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	4,656,689	$59,965,800	3,935,400	$48,077,303
Issued in reinvestment of distributions	512,066	6,533,958	1,606,963	18,415,789
Redeemed	(5,585,455)	(72,211,193)	(8,666,921)	(104,454,915)
	(416,700)	(5,711,435)	(3,124,558)	(37,961,823)
I Class
Sold	2,526,062	32,626,595	5,748,702	69,392,642
Issued in reinvestment of distributions	456,200	5,821,115	1,333,920	15,286,723
Redeemed	(5,285,736)	(68,830,700)	(10,358,610)	(126,034,242)
	(2,303,474)	(30,382,990)	(3,275,988)	(41,354,877)
A Class
Sold	3,736,095	45,684,040	1,871,885	22,738,942
Issued in reinvestment of distributions	230,536	2,941,640	575,813	6,598,818
Redeemed	(2,471,201)	(31,894,347)	(2,352,582)	(28,479,375)
	1,495,430	16,731,333	95,116	858,385
C Class
Sold	29,389	377,888	13,764	165,987
Issued in reinvestment of distributions	1,044	13,314	4,565	52,271
Redeemed	(38,174)	(488,373)	(24,798)	(301,244)
	(7,741)	(97,171)	(6,469)	(82,986)
R Class
Sold	5,817,170	74,526,512	5,832,785	70,887,191
Issued in reinvestment of distributions	440,582	5,621,829	1,306,735	14,975,179
Redeemed	(5,201,483)	(64,387,526)	(3,212,849)	(39,104,758)
	1,056,269	15,760,815	3,926,671	46,757,612
R6 Class
Sold	7,561,456	83,714,247	10,682,875	112,837,873
Issued in reinvestment of distributions	1,135,744	12,493,179	2,761,849	27,397,541
Redeemed	(16,609,036)	(185,012,904)	(10,469,022)	(111,568,304)
	(7,911,836)	(88,805,478)	2,975,702	28,667,110
Net increase (decrease)	(8,088,052)	$(92,504,926)	590,474	$(3,116,579)
34

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	3,190,830	$53,021,725	3,025,862	$47,252,373
Issued in reinvestment of distributions	536,988	8,828,080	1,507,338	22,097,579
Redeemed	(4,377,097)	(72,886,626)	(6,616,429)	(102,276,967)
	(649,279)	(11,036,821)	(2,083,229)	(32,927,015)
I Class
Sold	2,256,533	37,600,510	5,116,462	78,813,732
Issued in reinvestment of distributions	308,977	5,082,670	934,676	13,711,693
Redeemed	(3,518,475)	(59,397,951)	(9,264,770)	(143,826,662)
	(952,965)	(16,714,771)	(3,213,632)	(51,301,237)
A Class
Sold	2,985,479	46,995,005	1,465,259	22,821,644
Issued in reinvestment of distributions	166,364	2,735,018	411,980	6,035,526
Redeemed	(1,925,151)	(32,137,878)	(2,237,885)	(34,866,909)
	1,226,692	17,592,145	(360,646)	(6,009,739)
C Class
Sold	5,064	83,247	7,058	109,588
Issued in reinvestment of distributions	815	13,369	4,215	61,618
Redeemed	(33,957)	(562,160)	(20,899)	(324,274)
	(28,078)	(465,544)	(9,626)	(153,068)
R Class
Sold	4,771,368	78,815,623	4,851,110	75,577,315
Issued in reinvestment of distributions	316,973	5,217,367	899,004	13,188,393
Redeemed	(4,299,992)	(68,743,175)	(2,507,808)	(39,110,139)
	788,349	15,289,815	3,242,306	49,655,569
R6 Class
Sold	9,292,948	92,803,057	11,429,861	109,975,671
Issued in reinvestment of distributions	1,641,418	16,167,966	3,904,403	34,866,318
Redeemed	(17,820,590)	(178,393,962)	(11,362,276)	(109,570,097)
	(6,886,224)	(69,422,939)	3,971,988	35,271,892
Net increase (decrease)	(6,501,505)	$(64,758,115)	1,547,161	$(5,463,598)

35

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	3,419,369	$47,657,241	3,038,200	$39,345,515
Issued in reinvestment of distributions	308,232	4,232,021	1,136,965	13,791,391
Redeemed	(3,261,072)	(45,445,547)	(5,855,555)	(75,092,100)
	466,529	6,443,715	(1,680,390)	(21,955,194)
I Class
Sold	2,659,971	37,146,869	4,409,949	56,713,252
Issued in reinvestment of distributions	321,574	4,418,423	1,067,065	12,954,169
Redeemed	(4,125,447)	(58,447,519)	(6,605,236)	(85,548,258)
	(1,143,902)	(16,882,227)	(1,128,222)	(15,880,837)
A Class
Sold	3,565,324	46,928,505	1,804,184	23,403,069
Issued in reinvestment of distributions	141,584	1,943,946	383,897	4,656,670
Redeemed	(1,897,000)	(26,242,896)	(1,707,879)	(22,098,942)
	1,809,908	22,629,555	480,202	5,960,797
C Class
Sold	10,435	143,092	16,554	215,761
Issued in reinvestment of distributions	837	11,478	4,664	56,479
Redeemed	(22,760)	(320,092)	(14,730)	(190,718)
	(11,488)	(165,522)	6,488	81,522
R Class
Sold	5,150,810	71,246,799	5,328,307	68,990,132
Issued in reinvestment of distributions	269,868	3,710,691	1,035,145	12,566,659
Redeemed	(4,488,423)	(59,775,221)	(2,614,415)	(33,944,664)
	932,255	15,182,269	3,749,037	47,612,127
R6 Class
Sold	6,553,965	78,616,069	9,679,267	109,241,275
Issued in reinvestment of distributions	739,972	8,776,070	2,114,476	22,223,140
Redeemed	(12,862,964)	(154,673,999)	(7,124,795)	(80,905,414)
	(5,569,027)	(67,281,860)	4,668,948	50,559,001
Net increase (decrease)	(3,515,725)	$(40,074,070)	6,096,063	$66,377,416

36

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	2,204,116	$34,771,679	2,286,683	$33,323,809
Issued in reinvestment of distributions	124,893	1,940,837	506,049	6,877,220
Redeemed	(1,735,294)	(27,491,621)	(3,260,165)	(46,789,620)
	593,715	9,220,895	(467,433)	(6,588,591)
I Class
Sold	2,146,641	33,745,335	4,199,858	60,274,724
Issued in reinvestment of distributions	176,944	2,747,942	685,903	9,321,418
Redeemed	(2,746,397)	(44,064,676)	(5,796,349)	(83,529,293)
	(422,812)	(7,571,399)	(910,588)	(13,933,151)
A Class
Sold	2,281,318	33,664,986	1,115,876	16,213,623
Issued in reinvestment of distributions	73,625	1,143,403	248,430	3,373,676
Redeemed	(1,277,623)	(20,115,911)	(1,027,402)	(14,901,207)
	1,077,320	14,692,478	336,904	4,686,092
C Class
Sold	7,285	112,237	8,276	118,943
Issued in reinvestment of distributions	312	4,810	2,705	36,512
Redeemed	(9,232)	(147,015)	(13,594)	(192,139)
	(1,635)	(29,968)	(2,613)	(36,684)
R Class
Sold	3,717,930	58,219,511	4,047,394	58,743,670
Issued in reinvestment of distributions	127,197	1,977,919	599,495	8,153,121
Redeemed	(3,175,602)	(47,751,770)	(1,699,040)	(24,843,840)
	669,525	12,445,660	2,947,849	42,052,951
R6 Class
Sold	5,485,695	69,816,534	6,741,860	80,333,230
Issued in reinvestment of distributions	454,427	5,716,687	1,421,925	15,712,275
Redeemed	(9,145,659)	(117,281,716)	(5,081,492)	(60,634,730)
	(3,205,537)	(41,748,495)	3,082,293	35,410,775
Net increase (decrease)	(1,289,424)	$(12,990,829)	4,986,412	$61,591,392

37

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	1,419,683	$20,395,342	1,519,402	$20,090,452
Issued in reinvestment of distributions	68,355	962,438	305,038	3,745,876
Redeemed	(874,942)	(12,615,081)	(1,790,811)	(23,412,836)
	613,096	8,742,699	33,629	423,492
I Class
Sold	1,704,000	24,467,857	1,740,693	22,839,416
Issued in reinvestment of distributions	90,371	1,272,429	311,595	3,829,500
Redeemed	(1,378,265)	(20,152,064)	(1,261,891)	(16,811,043)
	416,106	5,588,222	790,397	9,857,873
A Class
Sold	1,657,060	22,141,220	616,536	8,164,645
Issued in reinvestment of distributions	40,129	564,608	124,292	1,526,300
Redeemed	(550,982)	(7,855,128)	(422,579)	(5,592,774)
	1,146,207	14,850,700	318,249	4,098,171
C Class
Sold	5,595	77,023	1,966	25,762
Issued in reinvestment of distributions	148	2,070	1,220	14,871
Redeemed	(2,260)	(31,262)	(326)	(4,138)
	3,483	47,831	2,860	36,495
R Class
Sold	3,351,668	47,597,783	3,178,954	41,892,036
Issued in reinvestment of distributions	93,696	1,318,335	458,981	5,636,289
Redeemed	(2,305,155)	(31,453,884)	(1,004,470)	(13,270,466)
	1,140,209	17,462,234	2,633,465	34,257,859
R6 Class
Sold	3,481,932	49,695,611	4,416,669	58,743,657
Issued in reinvestment of distributions	184,138	2,600,024	571,210	7,037,302
Redeemed	(4,552,958)	(65,409,579)	(2,435,252)	(32,461,225)
	(886,888)	(13,113,944)	2,552,627	33,319,734
Net increase (decrease)	2,432,213	$33,577,742	6,331,227	$81,993,624

38

	Year ended July 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	425,006	$4,924,436	322,066	$3,394,681
Issued in reinvestment of distributions	9,545	108,437	17,357	171,838
Redeemed	(152,984)	(1,793,741)	(199,557)	(2,070,653)
	281,567	3,239,132	139,866	1,495,866
I Class
Sold	902,038	10,467,385	625,465	6,425,515
Issued in reinvestment of distributions	17,554	199,235	25,204	249,270
Redeemed	(219,960)	(2,571,950)	(242,211)	(2,515,082)
	699,632	8,094,670	408,458	4,159,703
A Class
Sold	534,431	6,003,256	157,531	1,652,014
Issued in reinvestment of distributions	6,752	76,639	5,391	53,366
Redeemed	(83,511)	(998,263)	(12,892)	(136,945)
	457,672	5,081,632	150,030	1,568,435
C Class
Sold	2,562	28,817	7,403	80,937
Issued in reinvestment of distributions	80	905	124	1,231
Redeemed	(1,928)	(22,447)	(355)	(3,889)
	714	7,275	7,172	78,279
R Class
Sold	1,390,479	15,962,474	1,072,441	11,295,024
Issued in reinvestment of distributions	22,748	258,413	37,194	368,219
Redeemed	(435,319)	(4,762,962)	(125,768)	(1,328,987)
	977,908	11,457,925	983,867	10,334,256
R6 Class
Sold	1,269,608	14,710,176	1,035,405	10,939,694
Issued in reinvestment of distributions	32,216	365,971	58,394	578,097
Redeemed	(721,537)	(8,168,276)	(543,707)	(5,749,371)
	580,287	6,907,871	550,092	5,768,420
Net increase (decrease)	2,997,780	$34,788,505	2,239,485	$23,404,959

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

39

7. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2024 and July 31, 2023 were as follows:

	2024		2023
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice In Retirement Portfolio	$49,640,087	$36,408,395	$51,327,879	$44,889,225
One Choice 2025 Portfolio	$41,397,968	$33,560,006	$49,471,109	$38,310,880
One Choice 2030 Portfolio	$41,105,554	$8,704,662	$43,187,180	$49,425,064
One Choice 2035 Portfolio	$44,554,970	$15,377,828	$46,708,031	$64,848,036
One Choice 2040 Portfolio	$30,813,431	$3,332,028	$30,365,611	$53,996,431
One Choice 2045 Portfolio	$30,176,056	$8,914,419	$28,156,539	$63,805,280
One Choice 2050 Portfolio	$21,291,533	$2,349,964	$17,382,372	$50,361,528
One Choice 2055 Portfolio	$13,780,741	—	$11,530,347	$32,561,156
One Choice 2060 Portfolio	$6,790,960	—	$4,993,974	$16,967,605
One Choice 2065 Portfolio	$963,723	$48,520	$558,369	$865,926

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Federal tax cost of investments	$1,516,782,284	$1,375,626,781	$1,472,416,774	$1,642,477,028	$1,250,155,646
Gross tax appreciation of investments	$278,624,770	$275,004,603	$266,008,488	$350,162,583	$254,119,845
Gross tax depreciation of investments	(51,276,439)	(48,035,841)	(54,563,669)	(61,091,795)	(44,831,157)
Net tax appreciation (depreciation) of investments	$227,348,331	$226,968,762	$211,444,819	$289,070,788	$209,288,688
Undistributed ordinary income	$3,637,238	$19,052,091	$18,688,374	$20,390,665	$14,615,545
Accumulated long-term gains	$8,038,640	$17,398,122	$20,581,680	$30,346,105	$29,860,442

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$1,295,320,388	$1,013,243,505	$735,344,233	$423,765,022	$87,383,684
Gross tax appreciation of investments	$316,283,812	$230,747,160	$157,734,888	$65,411,899	$8,256,368
Gross tax depreciation of investments	(43,054,423)	(23,863,071)	(12,637,587)	(5,149,323)	(190,459)
Net tax appreciation (depreciation) of investments	$273,229,389	$206,884,089	$145,097,301	$60,262,576	$8,065,909
Undistributed ordinary income	$13,881,237	$7,973,788	$2,708,525	$1,395,235	$249,902
Accumulated long-term gains	$32,187,744	$21,786,219	$14,160,463	$4,907,964	$618,594

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.
40

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2024 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Diversified Bond Fund	$392,741	$26,942	$108,575	$15,307	$326,415	35,250	$(13,709)	$16,830
High Income Fund	70,928	5,675	19,756	4,848	61,695	7,157	(2,755)	4,607
Inflation-Adjusted Bond Fund	65,181	3,720	11,842	1,197	58,256	5,496	(1,096)	2,385
Short Duration Fund	153,087	12,796	34,834	4,154	135,203	13,824	(2,433)	7,024
Short Duration Inflation Protection Bond Fund	143,196	8,819	29,960	4,179	126,234	12,138	(651)	3,911
Focused Large Cap Value Fund	147,325	13,578	15,637	10,584	155,850	14,391	839	6,804
Growth Fund	67,787	27,910	18,933	12,562	89,326	1,520	3,551	4,042
Heritage Fund	32,007	214	2,254	2,356	32,323	1,137	1,699	214
Mid Cap Value Fund	53,168	4,508	2,888	2,085	56,873	3,402	98	3,232
Select Fund	—	23,306	3,620	3,187	22,873	187	413	1,096
Small Cap Growth Fund(3)	16,638	1,189	2,047	2,125	17,905	761	373	—
Small Cap Value Fund	17,232	1,522	2,127	1,661	18,288	1,585	342	362
Sustainable Equity Fund	175,129	12,653	33,383	22,769	177,168	3,261	5,668	4,394
Emerging Markets Debt Fund	22,569	1,670	5,157	448	19,530	2,204	(785)	1,290
Global Bond Fund	196,275	79,821	49,108	10,474	237,462	27,138	(7,012)	9,503
Global Real Estate Fund	17,064	1,158	1,972	1,600	17,850	1,362	74	617
International Growth Fund	80,515	9,248	9,544	3,595	83,814	6,452	720	1,478
International Small-Mid Cap Fund	9,741	236	764	886	10,099	956	(30)	204
International Value Fund	93,550	7,911	10,431	5,937	96,967	10,691	844	5,124
Disciplined Growth Fund	45,500	154	29,860	(15,794)	—	—	17,352	154
International Bond Fund(3)	43,289	—	47,764	4,475	—	—	(4,641)	—
	$1,842,922	$243,030	$440,456	$98,635	$1,744,131	148,912	$(1,139)	$73,271
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
Diversified Bond Fund	$377,214	$19,644	$113,443	$15,801	$299,216	32,313	$(14,493)	$15,934
High Income Fund	71,858	4,474	24,077	5,362	57,617	6,684	(3,357)	4,474
Inflation-Adjusted Bond Fund	69,254	2,422	18,151	1,732	55,257	5,213	(1,797)	2,423
Short Duration Fund	129,884	11,122	24,824	3,282	119,464	12,215	(1,745)	6,148
Short Duration Inflation Protection Bond Fund	119,750	8,283	20,472	3,650	111,211	10,693	(609)	3,442
Focused Large Cap Value Fund	144,110	12,154	21,111	7,669	142,822	13,188	3,065	6,523
Growth Fund	69,236	26,603	23,531	10,459	82,767	1,409	5,173	4,016
Heritage Fund	33,528	538	4,394	661	30,333	1,067	3,303	214
Mid Cap Value Fund	55,162	3,712	7,035	866	52,705	3,152	1,082	3,182
Select Fund	—	23,115	4,849	2,966	21,232	173	487	1,087
Small Cap Growth Fund(3)	16,707	1,173	3,018	1,909	16,771	712	492	—
Small Cap Value Fund	17,239	1,320	2,719	1,293	17,133	1,485	612	357
Sustainable Equity Fund	173,009	8,685	35,048	17,918	164,564	3,029	8,985	4,256
Emerging Markets Debt Fund	26,042	1,343	9,497	1,036	18,924	2,136	(1,445)	1,343
Global Bond Fund	184,873	69,911	48,371	10,062	216,475	24,740	(6,892)	8,925
Emerging Markets Fund	4,074	50	1,657	(1,241)	1,226	106	1,240	50
Global Real Estate Fund	17,902	612	3,394	1,606	16,726	1,276	(39)	612
International Growth Fund	79,484	8,778	12,499	2,242	78,005	6,005	1,882	1,385
International Small-Mid Cap Fund	11,696	231	2,779	900	10,048	951	(29)	231
International Value Fund	89,427	6,475	12,130	5,217	88,989	9,811	991	4,925
Non-U.S. Intrinsic Value Fund	3,528	216	1,966	(667)	1,111	111	445	216
Disciplined Growth Fund	46,722	153	30,749	(16,126)	—	—	17,632	153
International Bond Fund(3)	40,163	—	44,878	4,715	—	—	(4,878)	—
	$1,780,862	$211,014	$470,592	$81,312	$1,602,596	136,469	$10,105	$69,896
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$4,358	—	$2,042	$(1,138)	$1,178	19	$1,539	—
Focused Large Cap Value Fund	148,310	$19,462	23,333	10,749	155,188	14,329	791	$6,799
Growth Fund	78,781	30,336	23,419	13,971	99,669	1,696	4,093	4,565
Heritage Fund	42,475	2,332	8,171	2,748	39,384	1,385	2,399	269
Mid Cap Value Fund	63,728	6,320	7,328	2,127	64,847	3,878	335	3,764
Select Fund	—	25,504	3,891	3,498	25,111	205	431	1,199
Small Cap Growth Fund(3)	18,220	3,966	3,726	3,127	21,587	917	63	—
Small Cap Value Fund	18,856	4,340	3,342	2,196	22,050	1,911	387	428
Sustainable Equity Fund	179,404	13,109	37,895	22,623	177,241	3,262	5,935	4,424
Diversified Bond Fund	357,429	30,887	91,708	14,282	310,890	33,573	(12,550)	15,762
High Income Fund	76,722	5,088	19,187	4,986	67,609	7,843	(2,691)	5,024
Inflation-Adjusted Bond Fund	78,543	4,634	12,366	1,452	72,263	6,817	(1,341)	2,980
Short Duration Fund	75,359	9,289	8,412	1,580	77,816	7,957	(614)	3,837
Short Duration Inflation Protection Bond Fund	65,151	6,537	5,981	2,112	67,819	6,521	(277)	2,005
Emerging Markets Debt Fund	35,160	1,969	8,260	733	29,602	3,341	(1,255)	1,970
Global Bond Fund	168,514	71,284	36,631	8,897	212,064	24,236	(5,856)	8,418
Emerging Markets Fund	17,943	379	4,754	323	13,891	1,207	515	365
Global Real Estate Fund	21,233	1,350	3,785	2,225	21,023	1,604	(279)	746
International Growth Fund	85,115	9,586	10,750	3,835	87,786	6,758	689	1,535
International Small-Mid Cap Fund	18,000	566	2,997	2,019	17,588	1,665	(478)	374
International Value Fund	83,708	9,735	10,793	5,493	88,143	9,718	815	4,651
Non-U.S. Intrinsic Value Fund	13,848	1,437	3,471	(701)	11,113	1,111	(41)	1,437
Disciplined Growth Fund	49,704	169	32,644	(17,229)	—	—	18,866	169
International Bond Fund(3)	34,221	216	38,674	4,237	—	—	(4,315)	—
	$1,734,782	$258,495	$403,560	$94,145	$1,683,862	139,953	$7,161	$70,721
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$18,495	—	$4,394	$193	$14,294	225	$3,445	—
Focused Large Cap Value Fund	178,177	$17,896	25,292	12,161	182,942	16,892	1,219	$8,028
Growth Fund	101,929	35,399	31,170	15,202	121,360	2,066	6,890	5,529
Heritage Fund	64,522	3,007	13,357	2,999	57,171	2,011	4,239	388
Mid Cap Value Fund	87,855	6,105	10,829	2,355	85,486	5,113	709	4,945
Select Fund	—	25,964	3,461	3,639	26,142	213	355	1,219
Small Cap Growth Fund(3)	22,843	8,064	5,414	4,307	29,800	1,266	175	—
Small Cap Value Fund	23,661	8,629	5,008	3,157	30,439	2,638	518	575
Sustainable Equity Fund	216,855	15,113	50,159	25,451	207,260	3,815	7,685	5,153
Diversified Bond Fund	383,694	35,168	95,019	16,654	340,497	36,771	(14,742)	17,020
High Income Fund	89,980	6,059	18,640	5,408	82,807	9,606	(2,622)	6,029
Inflation-Adjusted Bond Fund	88,590	6,032	9,421	1,393	86,594	8,169	(1,183)	3,438
Short Duration Fund	44,006	6,391	2,552	796	48,641	4,974	(186)	2,360
Short Duration Inflation Protection Bond Fund	35,935	4,220	1,490	1,209	39,874	3,834	(121)	1,165
Emerging Markets Fund	42,228	1,728	9,697	1,723	35,982	3,126	534	928
Global Real Estate Fund	29,913	2,149	6,809	3,311	28,564	2,179	(626)	1,002
International Growth Fund	104,097	10,748	13,430	4,418	105,833	8,147	842	1,807
International Small-Mid Cap Fund	29,338	989	5,370	3,432	28,389	2,688	(1,034)	601
International Value Fund	89,651	8,760	12,284	5,717	91,844	10,126	633	4,844
Non-U.S. Intrinsic Value Fund	28,770	3,310	5,466	(1,425)	25,189	2,519	(99)	3,167
Emerging Markets Debt Fund	47,657	3,037	9,134	742	42,302	4,774	(1,429)	2,739
Global Bond Fund	173,286	67,678	29,611	8,785	220,138	25,159	(5,564)	8,556
Disciplined Growth Fund	51,542	169	34,195	(17,516)	—	—	19,166	169
International Bond Fund(3)	28,419	1,964	34,587	4,204	—	—	(4,225)	—
	$1,981,443	$278,579	$436,789	$108,315	$1,931,548	156,311	$14,579	$79,662
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$25,389	—	$4,744	$1,788	$22,433	353	$3,841	—
Focused Large Cap Value Fund	138,036	$14,809	18,181	10,105	144,769	13,367	535	$6,278
Growth Fund	82,490	24,497	23,565	13,320	96,742	1,647	4,199	4,311
Heritage Fund	62,060	3,432	13,074	3,403	55,821	1,963	3,729	377
Mid Cap Value Fund	75,833	6,730	9,930	2,289	74,922	4,481	426	4,312
Select Fund	—	16,037	1,884	2,287	16,440	134	242	754
Small Cap Growth Fund(3)	18,107	9,280	4,321	4,067	27,133	1,153	144	—
Small Cap Value Fund	18,754	9,958	4,110	3,111	27,713	2,402	418	513
Sustainable Equity Fund	165,999	10,165	35,724	19,988	160,428	2,953	5,520	3,944
Diversified Bond Fund	259,709	32,424	50,215	10,238	252,156	27,231	(8,647)	12,167
High Income Fund	63,791	5,224	10,087	3,494	62,422	7,242	(1,454)	4,424
Inflation-Adjusted Bond Fund	54,691	4,285	3,622	828	56,182	5,300	(629)	2,167
Short Duration Fund	10,613	3,775	—	178	14,566	1,489	—	658
Short Duration Inflation Protection Bond Fund	8,558	3,055	—	308	11,921	1,146	—	328
Emerging Markets Fund	51,793	2,516	10,148	3,087	47,248	4,105	37	1,191
Global Real Estate Fund	25,260	1,872	4,231	2,703	25,604	1,953	(284)	898
International Growth Fund	79,893	8,121	8,826	3,808	82,996	6,389	332	1,410
International Small-Mid Cap Fund	26,298	1,731	3,718	3,131	27,442	2,599	(689)	572
International Value Fund	56,565	6,572	5,940	3,885	61,082	6,735	425	3,139
Non-U.S. Intrinsic Value Fund	31,216	4,170	4,408	(1,493)	29,485	2,949	(106)	3,636
Emerging Markets Debt Fund	36,558	2,452	4,011	153	35,152	3,967	(682)	2,220
Global Bond Fund	109,099	25,728	12,375	4,335	126,787	14,490	(2,411)	4,951
Disciplined Growth Fund	31,217	106	20,815	(10,508)	—	—	11,529	106
International Bond Fund(3)	6,747	971	8,785	1,067	—	—	(1,062)	—
	$1,438,676	$197,910	$262,714	$85,572	$1,459,444	114,048	$15,413	$58,356
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$40,418	$717	$7,386	$3,889	$37,638	592	$5,561	—
Focused Large Cap Value Fund	156,164	18,353	20,553	11,536	165,500	15,282	439	$7,010
Growth Fund	94,602	21,951	25,404	13,231	104,380	1,777	5,950	4,650
Heritage Fund	81,035	6,239	16,548	5,482	76,208	2,681	3,994	495
Mid Cap Value Fund	91,841	10,342	12,754	2,878	92,307	5,521	530	5,171
Select Fund	—	12,088	753	1,835	13,170	107	105	569
Small Cap Growth Fund(3)	20,401	14,164	5,008	5,339	34,896	1,482	109	—
Small Cap Value Fund	20,825	14,418	3,854	4,253	35,642	3,089	330	624
Sustainable Equity Fund	184,906	9,870	41,566	21,216	174,426	3,210	6,367	4,257
Diversified Bond Fund	237,462	38,114	30,735	7,780	252,621	27,281	(5,998)	11,608
High Income Fund	59,572	5,666	5,802	2,868	62,304	7,228	(864)	4,280
Inflation-Adjusted Bond Fund	46,796	4,718	1,949	563	50,128	4,729	(339)	1,894
Emerging Markets Fund	75,327	6,589	12,970	6,815	75,761	6,582	(1,614)	1,813
Global Real Estate Fund	30,439	2,667	3,642	3,305	32,769	2,500	(281)	1,089
International Growth Fund	87,692	8,433	9,660	4,018	90,483	6,966	390	1,522
International Small-Mid Cap Fund	32,537	2,225	3,758	3,723	34,727	3,289	(715)	707
International Value Fund	55,284	5,420	6,197	3,619	58,126	6,409	416	2,987
Non-U.S. Intrinsic Value Fund	39,723	5,992	3,907	(1,847)	39,961	3,996	(117)	4,801
Emerging Markets Debt Fund	35,639	2,726	742	(361)	37,262	4,206	(139)	2,275
Global Bond Fund	94,968	10,124	8,022	3,171	100,241	11,456	(1,568)	3,961
Disciplined Growth Fund	23,376	79	16,019	(7,436)	—	—	8,211	79
	$1,509,007	$200,895	$237,229	$95,877	$1,568,550	118,383	$20,767	$59,792
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$44,436	$2,055	$9,510	$5,112	$42,093	662	$5,380	—
Focused Large Cap Value Fund	131,386	17,326	18,753	9,972	139,931	12,921	137	$5,914
Growth Fund	79,754	14,310	20,010	10,557	84,611	1,440	4,831	3,710
Heritage Fund	68,358	6,265	15,635	5,754	64,742	2,277	2,244	419
Mid Cap Value Fund	77,946	7,983	10,152	2,763	78,540	4,697	99	4,387
Select Fund	—	5,106	—	824	5,930	48	—	240
Small Cap Growth Fund(3)	17,095	12,134	4,378	4,791	29,642	1,259	(191)	—
Small Cap Value Fund	17,816	12,204	3,346	3,607	30,281	2,624	258	530
Sustainable Equity Fund	155,360	9,783	35,124	18,328	148,347	2,730	4,920	3,599
Emerging Markets Fund	63,536	5,396	10,358	5,850	64,424	5,597	(1,461)	1,529
Global Real Estate Fund	25,615	2,691	3,623	3,059	27,742	2,116	(503)	926
International Growth Fund	73,281	8,165	8,249	3,480	76,677	5,903	289	1,285
International Small-Mid Cap Fund	27,043	2,079	2,886	3,103	29,339	2,778	(538)	595
International Value Fund	42,415	3,987	3,919	2,878	45,361	5,001	269	2,315
Non-U.S. Intrinsic Value Fund	37,392	5,577	3,360	(1,752)	37,857	3,786	(62)	4,495
Diversified Bond Fund	141,579	31,181	19,089	4,775	158,446	17,111	(3,580)	7,119
High Income Fund	34,961	4,648	2,103	1,551	39,057	4,531	(314)	2,615
Inflation-Adjusted Bond Fund	27,633	3,625	265	222	31,215	2,945	(48)	1,144
Emerging Markets Debt Fund	20,741	2,693	—	(286)	23,148	2,613	—	1,393
Global Bond Fund	55,963	8,189	3,022	1,615	62,745	7,171	(618)	2,436
Disciplined Growth Fund	9,432	32	8,191	(1,273)	—	—	1,600	35
	$1,151,742	$165,429	$181,973	$84,930	$1,220,128	88,210	$12,712	$44,686
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$40,238	$2,732	$8,863	$6,500	$40,607	639	$3,679	—
Focused Large Cap Value Fund	98,619	15,716	13,473	8,269	109,131	10,077	(348)	$4,557
Growth Fund	59,987	7,652	12,734	7,733	62,638	1,066	3,606	2,675
Heritage Fund	51,227	5,366	11,237	4,953	50,309	1,770	1,377	322
Mid Cap Value Fund	58,209	7,817	7,370	2,706	61,362	3,670	(365)	3,367
Select Fund	—	181	—	5	186	2	—	—
Small Cap Growth Fund(3)	12,663	9,912	3,079	3,716	23,212	986	(123)	—
Small Cap Value Fund	13,506	10,098	2,725	2,844	23,723	2,056	192	408
Sustainable Equity Fund	116,950	6,635	23,059	14,660	115,186	2,120	3,395	2,772
Emerging Markets Fund	47,886	5,107	6,524	4,096	50,565	4,393	(610)	1,182
Global Real Estate Fund	19,293	2,528	2,244	2,268	21,845	1,666	(271)	711
International Growth Fund	55,228	7,126	5,657	2,928	59,625	4,590	48	996
International Small-Mid Cap Fund	20,568	1,758	2,012	2,412	22,726	2,152	(397)	457
International Value Fund	30,263	3,218	2,703	2,081	32,859	3,623	194	1,669
Non-U.S. Intrinsic Value Fund	30,118	6,068	2,975	(1,316)	31,895	3,190	(51)	3,717
Diversified Bond Fund	77,094	17,255	8,614	2,259	87,994	9,503	(1,554)	3,929
High Income Fund	18,942	2,650	814	805	21,583	2,504	(116)	1,442
Inflation-Adjusted Bond Fund	15,020	2,447	232	143	17,378	1,639	(39)	628
Emerging Markets Debt Fund	11,270	1,742	—	(158)	12,854	1,451	—	764
Global Bond Fund	30,387	4,530	900	747	34,764	3,973	(168)	1,338
	$807,468	$120,538	$115,215	$67,651	$880,442	61,070	$8,449	$30,934
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$20,535	$3,608	$5,069	$4,684	$23,758	374	$980	—
Focused Large Cap Value Fund	50,806	14,523	8,297	4,907	61,939	5,719	(407)	$2,454
Growth Fund	30,653	7,047	7,431	5,506	35,775	609	685	1,427
Heritage Fund	26,125	5,676	6,774	3,406	28,433	1,000	65	173
Mid Cap Value Fund	29,844	7,531	4,648	1,850	34,577	2,068	(432)	1,799
Small Cap Growth Fund(3)	6,543	5,744	1,517	2,180	12,950	550	(188)	—
Small Cap Value Fund	6,875	5,885	1,204	1,671	13,227	1,146	25	223
Sustainable Equity Fund	59,772	8,418	11,280	8,871	65,781	1,211	1,074	1,471
Emerging Markets Fund	24,596	5,171	4,525	3,330	28,572	2,482	(1,323)	633
Global Real Estate Fund	9,934	2,115	1,177	1,322	12,194	930	(189)	382
International Growth Fund	28,609	6,504	3,351	2,152	33,914	2,611	(415)	537
International Small-Mid Cap Fund	10,629	1,734	980	1,454	12,837	1,216	(310)	243
International Value Fund	15,050	2,773	981	1,275	18,117	1,997	(21)	862
Non-U.S. Intrinsic Value Fund	15,894	4,471	1,055	(624)	18,686	1,869	(23)	2,041
Diversified Bond Fund	33,544	12,155	5,132	1,379	41,946	4,530	(1,003)	1,795
High Income Fund	8,378	1,980	354	371	10,375	1,204	(52)	659
Inflation-Adjusted Bond Fund	6,640	1,639	99	79	8,259	779	(18)	284
Emerging Markets Debt Fund	4,989	1,196	—	(67)	6,118	691	—	351
Global Bond Fund	13,342	3,461	628	395	16,570	1,894	(126)	612
	$402,758	$101,631	$64,502	$44,141	$484,028	32,880	$(1,678)	$15,946
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$2,701	$1,635	$500	$1,009	$4,845	76	$(27)	—
Focused Large Cap Value Fund	6,680	5,656	789	996	12,543	1,158	(113)	$396
Growth Fund	4,068	2,761	565	1,031	7,295	124	(11)	216
Heritage Fund	3,444	2,262	657	680	5,729	202	(90)	26
Mid Cap Value Fund	3,932	3,349	809	474	6,946	415	(119)	281
Small Cap Growth Fund(3)	863	1,509	166	398	2,604	111	(33)	—
Small Cap Value Fund	873	1,652	202	340	2,663	231	(4)	37
Sustainable Equity Fund	7,884	4,878	1,115	1,706	13,353	246	4	222
Emerging Markets Fund	3,281	2,292	295	520	5,798	504	(103)	95
Global Real Estate Fund	1,304	1,038	177	274	2,439	186	(50)	57
International Growth Fund	3,778	2,968	299	423	6,870	529	(72)	93
International Small-Mid Cap Fund	1,402	1,062	147	286	2,603	246	(58)	37
International Value Fund	1,929	1,493	155	269	3,536	390	(19)	128
Non-U.S. Intrinsic Value Fund	2,122	1,930	177	(10)	3,865	386	(7)	313
Diversified Bond Fund	3,875	3,533	366	158	7,200	777	(69)	256
High Income Fund	977	824	58	57	1,800	209	(9)	94
Inflation-Adjusted Bond Fund	770	679	50	27	1,426	135	(10)	38
Emerging Markets Debt Fund	582	509	29	(1)	1,061	120	(5)	50
Global Bond Fund	1,547	1,369	110	68	2,874	328	(22)	87
	$52,012	$41,399	$6,666	$8,705	$95,450	6,373	$(817)	$2,426
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2024	$12.02	0.34	0.77	1.11	(0.32)	(0.24)	(0.56)	$12.57	9.50%	0.74%	0.79%	2.87%	2.82%	14%	$787,839
2023	$12.21	0.32	0.06	0.38	(0.30)	(0.27)	(0.57)	$12.02	3.44%	0.74%	0.78%	2.77%	2.73%	16%	$748,717
2022	$14.39	0.58	(1.65)	(1.07)	(0.56)	(0.55)	(1.11)	$12.21	(8.11)%	0.74%	0.77%	4.31%	4.28%	18%	$826,119
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
I Class
2024	$12.02	0.37	0.76	1.13	(0.34)	(0.24)	(0.58)	$12.57	9.72%	0.54%	0.60%	3.07%	3.01%	14%	$194,676
2023	$12.21	0.35	0.05	0.40	(0.32)	(0.27)	(0.59)	$12.02	3.64%	0.54%	0.59%	2.97%	2.92%	16%	$237,898
2022	$14.39	0.62	(1.66)	(1.04)	(0.59)	(0.55)	(1.14)	$12.21	(7.92)%	0.54%	0.58%	4.51%	4.47%	18%	$306,979
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
A Class
2024	$12.02	0.32	0.76	1.08	(0.29)	(0.24)	(0.53)	$12.57	9.23%	0.99%	1.04%	2.62%	2.57%	14%	$212,507
2023	$12.21	0.29	0.06	0.35	(0.27)	(0.27)	(0.54)	$12.02	3.18%	0.99%	1.03%	2.52%	2.48%	16%	$190,934
2022	$14.39	0.54	(1.65)	(1.11)	(0.52)	(0.55)	(1.07)	$12.21	(8.34)%	0.99%	1.02%	4.06%	4.03%	18%	$202,196
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
C Class
2024	$11.88	0.22	0.76	0.98	(0.20)	(0.24)	(0.44)	$12.42	8.43%	1.74%	1.79%	1.87%	1.82%	14%	$1,353
2023	$12.07	0.20	0.06	0.26	(0.18)	(0.27)	(0.45)	$11.88	2.44%	1.74%	1.78%	1.77%	1.73%	16%	$1,962
2022	$14.25	0.46	(1.65)	(1.19)	(0.44)	(0.55)	(0.99)	$12.07	(9.03)%	1.74%	1.77%	3.31%	3.28%	18%	$2,664
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020
R Class
2024	$11.98	0.28	0.77	1.05	(0.26)	(0.24)	(0.50)	$12.53	8.99%	1.24%	1.29%	2.37%	2.32%	14%	$227,675
2023	$12.17	0.26	0.06	0.32	(0.24)	(0.27)	(0.51)	$11.98	2.93%	1.24%	1.28%	2.27%	2.23%	16%	$230,485
2022	$14.35	0.51	(1.65)	(1.14)	(0.49)	(0.55)	(1.04)	$12.17	(8.60)%	1.24%	1.27%	3.81%	3.78%	18%	$229,286
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$9.26	0.30	0.58	0.88	(0.36)	(0.24)	(0.60)	$9.54	9.92%	0.39%	0.49%	3.22%	3.12%	14%	$320,081
2023	$9.55	0.28	0.04	0.32	(0.34)	(0.27)	(0.61)	$9.26	3.81%	0.39%	0.49%	3.12%	3.02%	16%	$432,925
2022	$11.50	0.51	(1.30)	(0.79)	(0.61)	(0.55)	(1.16)	$9.55	(7.75)%	0.39%	0.48%	4.66%	4.57%	18%	$466,333
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2024	$13.57	0.38	0.88	1.26	(0.30)	(0.25)	(0.55)	$14.28	9.50%	0.76%	0.79%	2.85%	2.82%	13%	$592,839
2023	$13.70	0.36	0.08	0.44	(0.32)	(0.25)	(0.57)	$13.57	3.60%	0.76%	0.79%	2.71%	2.68%	15%	$636,549
2022	$16.17	0.67	(1.92)	(1.25)	(0.55)	(0.67)	(1.22)	$13.70	(8.54)%	0.76%	0.78%	4.42%	4.40%	15%	$712,029
2021	$14.70	0.20	2.21	2.41	(0.17)	(0.77)	(0.94)	$16.17	16.85%	0.76%	0.79%	1.27%	1.24%	19%	$879,425
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
I Class
2024	$13.58	0.42	0.87	1.29	(0.32)	(0.25)	(0.57)	$14.30	9.79%	0.56%	0.60%	3.05%	3.01%	13%	$212,146
2023	$13.71	0.39	0.08	0.47	(0.35)	(0.25)	(0.60)	$13.58	3.81%	0.56%	0.60%	2.91%	2.87%	15%	$245,803
2022	$16.19	0.71	(1.94)	(1.23)	(0.58)	(0.67)	(1.25)	$13.71	(8.40)%	0.56%	0.59%	4.62%	4.59%	15%	$320,347
2021	$14.72	0.22	2.22	2.44	(0.20)	(0.77)	(0.97)	$16.19	17.15%	0.56%	0.61%	1.47%	1.42%	19%	$541,299
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
A Class
2024	$13.55	0.36	0.87	1.23	(0.26)	(0.25)	(0.51)	$14.27	9.31%	1.01%	1.04%	2.60%	2.57%	13%	$173,463
2023	$13.68	0.32	0.09	0.41	(0.29)	(0.25)	(0.54)	$13.55	3.34%	1.01%	1.04%	2.46%	2.43%	15%	$158,130
2022	$16.15	0.63	(1.92)	(1.29)	(0.51)	(0.67)	(1.18)	$13.68	(8.79)%	1.01%	1.03%	4.17%	4.15%	15%	$179,681
2021	$14.68	0.16	2.21	2.37	(0.13)	(0.77)	(0.90)	$16.15	16.57%	1.01%	1.04%	1.02%	0.99%	19%	$243,677
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
C Class
2024	$13.53	0.25	0.87	1.12	(0.16)	(0.25)	(0.41)	$14.24	8.42%	1.76%	1.79%	1.85%	1.82%	13%	$1,643
2023	$13.66	0.22	0.09	0.31	(0.19)	(0.25)	(0.44)	$13.53	2.55%	1.76%	1.79%	1.71%	1.68%	15%	$1,874
2022	$16.12	0.55	(1.95)	(1.40)	(0.39)	(0.67)	(1.06)	$13.66	(9.45)%	1.76%	1.78%	3.42%	3.40%	15%	$2,007
2021	$14.65	0.05	2.20	2.25	(0.01)	(0.77)	(0.78)	$16.12	15.70%	1.76%	1.79%	0.27%	0.24%	19%	$3,256
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332
R Class
2024	$13.53	0.31	0.89	1.20	(0.23)	(0.25)	(0.48)	$14.25	9.05%	1.26%	1.29%	2.35%	2.32%	13%	$242,401
2023	$13.66	0.29	0.09	0.38	(0.26)	(0.25)	(0.51)	$13.53	3.08%	1.26%	1.29%	2.21%	2.18%	15%	$245,509
2022	$16.13	0.58	(1.91)	(1.33)	(0.47)	(0.67)	(1.14)	$13.66	(9.04)%	1.26%	1.28%	3.92%	3.90%	15%	$233,649
2021	$14.66	0.12	2.21	2.33	(0.09)	(0.77)	(0.86)	$16.13	16.29%	1.26%	1.29%	0.77%	0.74%	19%	$255,643
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$9.65	0.31	0.62	0.93	(0.35)	(0.25)	(0.60)	$9.98	9.98%	0.41%	0.50%	3.20%	3.11%	13%	$380,103
2023	$9.93	0.29	0.05	0.34	(0.37)	(0.25)	(0.62)	$9.65	3.98%	0.41%	0.50%	3.06%	2.97%	15%	$492,979
2022	$12.07	0.54	(1.40)	(0.86)	(0.61)	(0.67)	(1.28)	$9.93	(8.26)%	0.41%	0.49%	4.77%	4.69%	15%	$519,716
2021	$11.20	0.18	1.68	1.86	(0.22)	(0.77)	(0.99)	$12.07	17.32%	0.41%	0.51%	1.62%	1.52%	19%	$643,218
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2024	$11.96	0.33	0.83	1.16	(0.28)	(0.06)	(0.34)	$12.78	9.88%	0.78%	0.81%	2.76%	2.73%	15%	$392,478
2023	$12.11	0.30	0.17	0.47	(0.29)	(0.33)	(0.62)	$11.96	4.31%	0.78%	0.81%	2.58%	2.55%	17%	$381,503
2022	$14.44	0.60	(1.83)	(1.23)	(0.53)	(0.57)	(1.10)	$12.11	(9.35)%	0.78%	0.81%	4.53%	4.50%	17%	$428,278
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
I Class
2024	$11.96	0.36	0.82	1.18	(0.30)	(0.06)	(0.36)	$12.78	10.10%	0.58%	0.62%	2.96%	2.92%	15%	$256,638
2023	$12.11	0.33	0.16	0.49	(0.31)	(0.33)	(0.64)	$11.96	4.53%	0.58%	0.62%	2.78%	2.74%	17%	$284,715
2022	$14.45	0.65	(1.86)	(1.21)	(0.56)	(0.57)	(1.13)	$12.11	(9.23)%	0.58%	0.62%	4.73%	4.69%	17%	$348,341
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
A Class
2024	$11.92	0.30	0.83	1.13	(0.25)	(0.06)	(0.31)	$12.74	9.63%	1.03%	1.06%	2.51%	2.48%	15%	$182,810
2023	$12.08	0.27	0.16	0.43	(0.26)	(0.33)	(0.59)	$11.92	3.97%	1.03%	1.06%	2.33%	2.30%	17%	$151,849
2022	$14.40	0.57	(1.82)	(1.25)	(0.50)	(0.57)	(1.07)	$12.08	(9.54)%	1.03%	1.06%	4.28%	4.25%	17%	$159,676
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
C Class
2024	$11.91	0.21	0.83	1.04	(0.16)	(0.06)	(0.22)	$12.73	8.81%	1.78%	1.81%	1.76%	1.73%	15%	$1,705
2023	$12.06	0.18	0.17	0.35	(0.17)	(0.33)	(0.50)	$11.91	3.25%	1.78%	1.81%	1.58%	1.55%	17%	$2,085
2022	$14.38	0.50	(1.87)	(1.37)	(0.38)	(0.57)	(0.95)	$12.06	(10.27)%	1.78%	1.81%	3.53%	3.50%	17%	$2,244
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540
R Class
2024	$11.91	0.27	0.84	1.11	(0.22)	(0.06)	(0.28)	$12.74	9.45%	1.28%	1.31%	2.26%	2.23%	15%	$348,653
2023	$12.07	0.24	0.16	0.40	(0.23)	(0.33)	(0.56)	$11.91	3.70%	1.28%	1.31%	2.08%	2.05%	17%	$327,843
2022	$14.39	0.53	(1.82)	(1.29)	(0.46)	(0.57)	(1.03)	$12.07	(9.79)%	1.28%	1.31%	4.03%	4.00%	17%	$289,067
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$10.67	0.33	0.74	1.07	(0.32)	(0.06)	(0.38)	$11.36	10.29%	0.43%	0.51%	3.11%	3.03%	15%	$501,578
2023	$10.88	0.30	0.15	0.45	(0.33)	(0.33)	(0.66)	$10.67	4.67%	0.43%	0.52%	2.93%	2.84%	17%	$586,786
2022	$13.09	0.62	(1.68)	(1.06)	(0.58)	(0.57)	(1.15)	$10.88	(9.03)%	0.43%	0.51%	4.88%	4.80%	17%	$562,783
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2024	$15.26	0.40	1.15	1.55	(0.30)	(0.11)	(0.41)	$16.40	10.37%	0.81%	0.84%	2.63%	2.60%	15%	$580,242
2023	$15.30	0.35	0.34	0.69	(0.30)	(0.43)	(0.73)	$15.26	5.05%	0.82%	0.85%	2.40%	2.37%	15%	$572,770
2022	$18.29	0.77	(2.47)	(1.70)	(0.62)	(0.67)	(1.29)	$15.30	(10.19)%	0.81%	0.84%	4.58%	4.55%	17%	$626,308
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
I Class
2024	$15.30	0.44	1.13	1.57	(0.33)	(0.11)	(0.44)	$16.43	10.50%	0.61%	0.65%	2.83%	2.79%	15%	$248,481
2023	$15.33	0.39	0.34	0.73	(0.33)	(0.43)	(0.76)	$15.30	5.33%	0.62%	0.66%	2.60%	2.56%	15%	$277,988
2022	$18.32	0.83	(2.50)	(1.67)	(0.65)	(0.67)	(1.32)	$15.33	(9.98)%	0.61%	0.65%	4.78%	4.74%	17%	$361,327
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
A Class
2024	$15.25	0.37	1.13	1.50	(0.26)	(0.11)	(0.37)	$16.38	10.03%	1.06%	1.09%	2.38%	2.35%	15%	$213,479
2023	$15.28	0.32	0.35	0.67	(0.27)	(0.43)	(0.70)	$15.25	4.85%	1.07%	1.10%	2.15%	2.12%	15%	$185,742
2022	$18.27	0.73	(2.48)	(1.75)	(0.57)	(0.67)	(1.24)	$15.28	(10.43)%	1.06%	1.09%	4.33%	4.30%	17%	$189,012
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
C Class
2024	$15.18	0.25	1.13	1.38	(0.15)	(0.11)	(0.26)	$16.30	9.18%	1.81%	1.84%	1.63%	1.60%	15%	$1,195
2023	$15.21	0.21	0.35	0.56	(0.16)	(0.43)	(0.59)	$15.18	4.06%	1.82%	1.85%	1.40%	1.37%	15%	$1,071
2022	$18.18	0.66	(2.53)	(1.87)	(0.43)	(0.67)	(1.10)	$15.21	(11.07)%	1.81%	1.84%	3.58%	3.55%	17%	$1,184
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226
R Class
2024	$15.23	0.32	1.15	1.47	(0.23)	(0.11)	(0.34)	$16.36	9.76%	1.31%	1.34%	2.13%	2.10%	15%	$385,517
2023	$15.27	0.27	0.35	0.62	(0.23)	(0.43)	(0.66)	$15.23	4.52%	1.32%	1.35%	1.90%	1.87%	15%	$349,840
2022	$18.25	0.68	(2.47)	(1.79)	(0.52)	(0.67)	(1.19)	$15.27	(10.62)%	1.31%	1.34%	4.08%	4.05%	17%	$297,839
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$9.91	0.29	0.74	1.03	(0.36)	(0.11)	(0.47)	$10.47	10.71%	0.46%	0.53%	2.98%	2.91%	15%	$502,634
2023	$10.22	0.26	0.21	0.47	(0.35)	(0.43)	(0.78)	$9.91	5.49%	0.47%	0.55%	2.75%	2.67%	15%	$594,019
2022	$12.66	0.59	(1.68)	(1.09)	(0.68)	(0.67)	(1.35)	$10.22	(9.90)%	0.46%	0.54%	4.93%	4.85%	17%	$572,731
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2024	$12.76	0.32	1.04	1.36	(0.27)	(0.03)	(0.30)	$13.82	10.81%	0.83%	0.87%	2.48%	2.44%	14%	$306,678
2023	$12.80	0.28	0.41	0.69	(0.26)	(0.47)	(0.73)	$12.76	6.00%	0.84%	0.88%	2.23%	2.19%	17%	$288,417
2022	$15.56	0.66	(2.22)	(1.56)	(0.58)	(0.62)	(1.20)	$12.80	(11.00)%	0.83%	0.87%	4.68%	4.64%	19%	$329,436
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
I Class
2024	$12.77	0.34	1.04	1.38	(0.29)	(0.03)	(0.32)	$13.83	11.02%	0.63%	0.67%	2.68%	2.64%	14%	$234,889
2023	$12.82	0.30	0.41	0.71	(0.29)	(0.47)	(0.76)	$12.77	6.14%	0.64%	0.68%	2.43%	2.39%	17%	$246,247
2022	$15.57	0.71	(2.23)	(1.52)	(0.61)	(0.62)	(1.23)	$12.82	(10.74)%	0.63%	0.67%	4.88%	4.84%	19%	$289,091
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
A Class
2024	$12.74	0.29	1.03	1.32	(0.23)	(0.03)	(0.26)	$13.80	10.54%	1.08%	1.12%	2.23%	2.19%	14%	$161,528
2023	$12.78	0.24	0.42	0.66	(0.23)	(0.47)	(0.70)	$12.74	5.74%	1.09%	1.13%	1.98%	1.94%	17%	$130,076
2022	$15.53	0.63	(2.22)	(1.59)	(0.54)	(0.62)	(1.16)	$12.78	(11.19)%	1.08%	1.12%	4.43%	4.39%	19%	$129,310
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
C Class
2024	$12.67	0.18	1.04	1.22	(0.14)	(0.03)	(0.17)	$13.72	9.69%	1.83%	1.87%	1.48%	1.44%	14%	$1,079
2023	$12.71	0.14	0.43	0.57	(0.14)	(0.47)	(0.61)	$12.67	4.94%	1.84%	1.88%	1.23%	1.19%	17%	$1,095
2022	$15.45	0.51	(2.21)	(1.70)	(0.42)	(0.62)	(1.04)	$12.71	(11.88)%	1.83%	1.87%	3.68%	3.64%	19%	$1,181
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605
R Class
2024	$12.72	0.25	1.04	1.29	(0.20)	(0.03)	(0.23)	$13.78	10.28%	1.33%	1.37%	1.98%	1.94%	14%	$362,269
2023	$12.76	0.21	0.42	0.63	(0.20)	(0.47)	(0.67)	$12.72	5.47%	1.34%	1.38%	1.73%	1.69%	17%	$321,003
2022	$15.51	0.58	(2.21)	(1.63)	(0.50)	(0.62)	(1.12)	$12.76	(11.44)%	1.33%	1.37%	4.18%	4.14%	19%	$271,996
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$11.07	0.32	0.89	1.21	(0.31)	(0.03)	(0.34)	$11.94	11.19%	0.48%	0.56%	2.83%	2.75%	14%	$393,001
2023	$11.21	0.27	0.36	0.63	(0.30)	(0.47)	(0.77)	$11.07	6.41%	0.49%	0.57%	2.58%	2.50%	17%	$451,836
2022	$13.78	0.67	(1.98)	(1.31)	(0.64)	(0.62)	(1.26)	$11.21	(10.67)%	0.48%	0.56%	5.03%	4.95%	19%	$424,500
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2024	$16.45	0.38	1.45	1.83	(0.28)	(0.08)	(0.36)	$17.92	11.35%	0.86%	0.89%	2.29%	2.26%	13%	$432,298
2023	$16.31	0.32	0.68	1.00	(0.26)	(0.60)	(0.86)	$16.45	6.79%	0.87%	0.90%	2.00%	1.97%	16%	$407,551
2022	$19.84	0.86	(2.96)	(2.10)	(0.67)	(0.76)	(1.43)	$16.31	(11.59)%	0.86%	0.89%	4.73%	4.70%	18%	$438,091
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
I Class
2024	$16.49	0.41	1.45	1.86	(0.31)	(0.08)	(0.39)	$17.96	11.54%	0.66%	0.70%	2.49%	2.45%	13%	$224,188
2023	$16.35	0.35	0.68	1.03	(0.29)	(0.60)	(0.89)	$16.49	7.00%	0.67%	0.71%	2.20%	2.16%	16%	$221,518
2022	$19.88	0.92	(2.98)	(2.06)	(0.71)	(0.76)	(1.47)	$16.35	(11.38)%	0.66%	0.69%	4.93%	4.90%	18%	$272,169
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
A Class
2024	$16.42	0.35	1.44	1.79	(0.24)	(0.08)	(0.32)	$17.89	11.09%	1.11%	1.14%	2.04%	2.01%	13%	$157,212
2023	$16.29	0.28	0.67	0.95	(0.22)	(0.60)	(0.82)	$16.42	6.46%	1.12%	1.15%	1.75%	1.72%	16%	$124,182
2022	$19.81	0.81	(2.96)	(2.15)	(0.61)	(0.76)	(1.37)	$16.29	(11.79)%	1.11%	1.14%	4.48%	4.45%	18%	$129,008
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
C Class
2024	$16.31	0.21	1.44	1.65	(0.11)	(0.08)	(0.19)	$17.77	10.26%	1.86%	1.89%	1.29%	1.26%	13%	$905
2023	$16.18	0.16	0.67	0.83	(0.10)	(0.60)	(0.70)	$16.31	5.67%	1.87%	1.90%	1.00%	0.97%	16%	$1,289
2022	$19.68	0.67	(2.95)	(2.28)	(0.46)	(0.76)	(1.22)	$16.18	(12.46)%	1.86%	1.89%	3.73%	3.70%	18%	$1,434
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100
R Class
2024	$16.42	0.29	1.46	1.75	(0.20)	(0.08)	(0.28)	$17.89	10.81%	1.36%	1.39%	1.79%	1.76%	13%	$357,554
2023	$16.28	0.23	0.69	0.92	(0.18)	(0.60)	(0.78)	$16.42	6.25%	1.37%	1.40%	1.50%	1.47%	16%	$315,314
2022	$19.80	0.75	(2.95)	(2.20)	(0.56)	(0.76)	(1.32)	$16.28	(12.03)%	1.36%	1.39%	4.23%	4.20%	18%	$259,822
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$10.04	0.26	0.88	1.14	(0.34)	(0.08)	(0.42)	$10.76	11.76%	0.51%	0.57%	2.64%	2.58%	13%	$396,392
2023	$10.34	0.23	0.38	0.61	(0.31)	(0.60)	(0.91)	$10.04	7.07%	0.52%	0.59%	2.35%	2.28%	16%	$439,154
2022	$13.11	0.63	(1.90)	(1.27)	(0.74)	(0.76)	(1.50)	$10.34	(11.25)%	0.51%	0.58%	5.08%	5.01%	18%	$410,845
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2024	$13.73	0.29	1.32	1.61	(0.24)	(0.03)	(0.27)	$15.07	11.93%	0.88%	0.91%	2.09%	2.06%	14%	$242,361
2023	$13.61	0.23	0.71	0.94	(0.21)	(0.61)	(0.82)	$13.73	7.71%	0.89%	0.92%	1.75%	1.72%	17%	$214,542
2022	$16.61	0.73	(2.53)	(1.80)	(0.64)	(0.56)	(1.20)	$13.61	(11.87)%	0.88%	0.91%	4.87%	4.84%	19%	$235,537
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
I Class
2024	$13.77	0.32	1.31	1.63	(0.27)	(0.03)	(0.30)	$15.10	12.05%	0.68%	0.72%	2.29%	2.25%	14%	$213,043
2023	$13.64	0.26	0.71	0.97	(0.23)	(0.61)	(0.84)	$13.77	7.99%	0.69%	0.72%	1.95%	1.92%	17%	$209,961
2022	$16.65	0.79	(2.57)	(1.78)	(0.67)	(0.56)	(1.23)	$13.64	(11.72)%	0.68%	0.71%	5.07%	5.04%	19%	$223,504
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
A Class
2024	$13.72	0.27	1.30	1.57	(0.21)	(0.03)	(0.24)	$15.05	11.59%	1.13%	1.16%	1.84%	1.81%	14%	$135,549
2023	$13.60	0.19	0.72	0.91	(0.18)	(0.61)	(0.79)	$13.72	7.44%	1.14%	1.17%	1.50%	1.47%	17%	$98,748
2022	$16.59	0.70	(2.53)	(1.83)	(0.60)	(0.56)	(1.16)	$13.60	(12.04)%	1.13%	1.16%	4.62%	4.59%	19%	$91,347
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
C Class
2024	$13.64	0.15	1.31	1.46	(0.11)	(0.03)	(0.14)	$14.96	10.74%	1.88%	1.91%	1.09%	1.06%	14%	$1,102
2023	$13.52	0.10	0.71	0.81	(0.08)	(0.61)	(0.69)	$13.64	6.64%	1.89%	1.92%	0.75%	0.72%	17%	$1,161
2022	$16.50	0.61	(2.56)	(1.95)	(0.47)	(0.56)	(1.03)	$13.52	(12.74)%	1.88%	1.91%	3.87%	3.84%	19%	$1,063
2021	$13.83	—(3)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400
R Class
2024	$13.71	0.21	1.32	1.53	(0.17)	(0.03)	(0.20)	$15.04	11.31%	1.38%	1.41%	1.59%	1.56%	14%	$298,356
2023	$13.59	0.16	0.71	0.87	(0.14)	(0.61)	(0.75)	$13.71	7.16%	1.39%	1.42%	1.25%	1.22%	17%	$259,213
2022	$16.58	0.64	(2.52)	(1.88)	(0.55)	(0.56)	(1.11)	$13.59	(12.28)%	1.38%	1.41%	4.37%	4.34%	19%	$205,966
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$11.93	0.29	1.14	1.43	(0.29)	(0.03)	(0.32)	$13.04	12.25%	0.53%	0.59%	2.44%	2.38%	14%	$329,717
2023	$11.95	0.23	0.61	0.84	(0.25)	(0.61)	(0.86)	$11.93	8.06%	0.54%	0.60%	2.10%	2.04%	17%	$368,118
2022	$14.73	0.75	(2.27)	(1.52)	(0.70)	(0.56)	(1.26)	$11.95	(11.52)%	0.53%	0.59%	5.22%	5.16%	19%	$312,841
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2024	$15.51	0.30	1.59	1.89	(0.24)	—	(0.24)	$17.16	12.36%	0.88%	0.93%	1.93%	1.88%	15%	$145,300
2023	$15.19	0.24	0.93	1.17	(0.22)	(0.63)	(0.85)	$15.51	8.45%	0.89%	0.93%	1.58%	1.54%	18%	$122,095
2022	$18.57	0.82	(2.87)	(2.05)	(0.71)	(0.62)	(1.33)	$15.19	(12.07)%	0.88%	0.92%	4.89%	4.85%	19%	$126,682
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
I Class
2024	$15.51	0.33	1.60	1.93	(0.27)	—	(0.27)	$17.17	12.65%	0.68%	0.73%	2.13%	2.08%	15%	$167,145
2023	$15.20	0.27	0.92	1.19	(0.25)	(0.63)	(0.88)	$15.51	8.60%	0.69%	0.74%	1.78%	1.73%	18%	$157,600
2022	$18.58	0.89	(2.90)	(2.01)	(0.75)	(0.62)	(1.37)	$15.20	(11.88)%	0.68%	0.72%	5.09%	5.05%	19%	$168,209
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
A Class
2024	$15.47	0.28	1.56	1.84	(0.20)	—	(0.20)	$17.11	12.05%	1.13%	1.18%	1.68%	1.63%	15%	$95,148
2023	$15.15	0.19	0.94	1.13	(0.18)	(0.63)	(0.81)	$15.47	8.18%	1.14%	1.18%	1.33%	1.29%	18%	$69,326
2022	$18.52	0.78	(2.87)	(2.09)	(0.66)	(0.62)	(1.28)	$15.15	(12.27)%	1.13%	1.17%	4.64%	4.60%	19%	$62,800
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
C Class
2024	$15.30	0.15	1.57	1.72	(0.09)	—	(0.09)	$16.93	11.27%	1.88%	1.93%	0.93%	0.88%	15%	$882
2023	$14.99	0.08	0.93	1.01	(0.07)	(0.63)	(0.70)	$15.30	7.35%	1.89%	1.93%	0.58%	0.54%	18%	$822
2022	$18.34	0.63	(2.84)	(2.21)	(0.52)	(0.62)	(1.14)	$14.99	(12.98)%	1.88%	1.92%	3.89%	3.85%	19%	$845
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961
R Class
2024	$15.47	0.22	1.59	1.81	(0.16)	—	(0.16)	$17.12	11.83%	1.38%	1.43%	1.43%	1.38%	15%	$224,692
2023	$15.15	0.15	0.94	1.09	(0.14)	(0.63)	(0.77)	$15.47	7.90%	1.39%	1.43%	1.08%	1.04%	18%	$192,693
2022	$18.52	0.72	(2.86)	(2.14)	(0.61)	(0.62)	(1.23)	$15.15	(12.50)%	1.38%	1.42%	4.39%	4.35%	19%	$144,055
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$12.63	0.29	1.30	1.59	(0.30)	—	(0.30)	$13.92	12.81%	0.53%	0.60%	2.28%	2.21%	15%	$247,275
2023	$12.55	0.23	0.75	0.98	(0.27)	(0.63)	(0.90)	$12.63	8.79%	0.54%	0.61%	1.93%	1.86%	18%	$264,930
2022	$15.58	0.80	(2.44)	(1.64)	(0.77)	(0.62)	(1.39)	$12.55	(11.75)%	0.53%	0.59%	5.24%	5.18%	19%	$224,504
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2024	$14.06	0.26	1.49	1.75	(0.23)	—	(0.23)	$15.58	12.62%	0.88%	0.94%	1.85%	1.79%	15%	$71,576
2023	$13.90	0.20	0.89	1.09	(0.21)	(0.72)	(0.93)	$14.06	8.80%	0.89%	0.94%	1.46%	1.41%	14%	$55,975
2022	$16.84	0.75	(2.65)	(1.90)	(0.70)	(0.34)	(1.04)	$13.90	(12.16)%	0.88%	0.93%	4.87%	4.82%	16%	$54,887
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
I Class
2024	$14.08	0.29	1.49	1.78	(0.26)	—	(0.26)	$15.60	12.83%	0.68%	0.74%	2.05%	1.99%	15%	$80,635
2023	$13.92	0.22	0.89	1.11	(0.23)	(0.72)	(0.95)	$14.08	9.01%	0.69%	0.74%	1.66%	1.61%	14%	$66,910
2022	$16.86	0.81	(2.67)	(1.86)	(0.74)	(0.34)	(1.08)	$13.92	(11.96)%	0.68%	0.73%	5.07%	5.02%	16%	$55,157
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
A Class
2024	$14.03	0.24	1.47	1.71	(0.19)	—	(0.19)	$15.55	12.37%	1.13%	1.19%	1.60%	1.54%	15%	$49,134
2023	$13.88	0.16	0.88	1.04	(0.17)	(0.72)	(0.89)	$14.03	8.45%	1.14%	1.19%	1.21%	1.16%	14%	$28,253
2022	$16.81	0.71	(2.64)	(1.93)	(0.66)	(0.34)	(1.00)	$13.88	(12.35)%	1.13%	1.18%	4.62%	4.57%	16%	$23,520
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
C Class
2024	$13.87	0.12	1.47	1.59	(0.09)	—	(0.09)	$15.37	11.52%	1.88%	1.94%	0.85%	0.79%	15%	$375
2023	$13.72	0.06	0.88	0.94	(0.07)	(0.72)	(0.79)	$13.87	7.69%	1.89%	1.94%	0.46%	0.41%	14%	$290
2022	$16.62	0.59	(2.62)	(2.03)	(0.53)	(0.34)	(0.87)	$13.72	(13.00)%	1.88%	1.93%	3.87%	3.82%	16%	$248
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213
R Class
2024	$14.01	0.18	1.50	1.68	(0.16)	—	(0.16)	$15.53	12.10%	1.38%	1.44%	1.35%	1.29%	15%	$146,041
2023	$13.85	0.13	0.89	1.02	(0.14)	(0.72)	(0.86)	$14.01	8.26%	1.39%	1.44%	0.96%	0.91%	14%	$115,828
2022	$16.78	0.70	(2.67)	(1.97)	(0.62)	(0.34)	(0.96)	$13.85	(12.60)%	1.38%	1.43%	4.37%	4.32%	16%	$78,044
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024	$14.13	0.32	1.49	1.81	(0.28)	—	(0.28)	$15.66	13.02%	0.53%	0.61%	2.20%	2.12%	15%	$136,268
2023	$13.97	0.24	0.89	1.13	(0.25)	(0.72)	(0.97)	$14.13	9.15%	0.54%	0.62%	1.81%	1.73%	14%	$135,501
2022	$16.92	0.88	(2.73)	(1.85)	(0.76)	(0.34)	(1.10)	$13.97	(11.84)%	0.53%	0.60%	5.22%	5.15%	16%	$98,298
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2024	$11.35	0.20	1.24	1.44	(0.18)	(0.01)	(0.19)	$12.60	12.90%	0.88%	0.95%	1.70%	1.63%	8%	$9,351
2023	$10.86	0.15	0.77	0.92	(0.17)	(0.26)	(0.43)	$11.35	9.00%	0.91%	0.97%	1.37%	1.31%	19%	$5,229
2022	$12.89	0.60	(2.09)	(1.49)	(0.52)	(0.02)	(0.54)	$10.86	(12.16)%	0.88%	0.93%	4.77%	4.72%	18%	$3,483
2021(3)	$10.00	0.06	2.93	2.99	(0.10)	—	(0.10)	$12.89	30.02%	0.88%	0.94%	0.33%	0.27%	17%	$2,103
I Class
2024	$11.36	0.22	1.25	1.47	(0.21)	(0.01)	(0.22)	$12.61	13.11%	0.68%	0.75%	1.90%	1.83%	8%	$17,822
2023	$10.87	0.17	0.77	0.94	(0.19)	(0.26)	(0.45)	$11.36	9.22%	0.71%	0.77%	1.57%	1.51%	19%	$8,114
2022	$12.90	0.63	(2.09)	(1.46)	(0.55)	(0.02)	(0.57)	$10.87	(11.97)%	0.68%	0.74%	4.97%	4.91%	18%	$3,324
2021(3)	$10.00	0.03	2.98	3.01	(0.11)	—	(0.11)	$12.90	30.19%	0.68%	0.75%	0.53%	0.46%	17%	$1,901
A Class
2024	$11.33	0.18	1.23	1.41	(0.16)	(0.01)	(0.17)	$12.57	12.55%	1.13%	1.20%	1.45%	1.38%	8%	$8,564
2023	$10.84	0.11	0.78	0.89	(0.14)	(0.26)	(0.40)	$11.33	8.73%	1.16%	1.22%	1.12%	1.06%	19%	$2,534
2022	$12.86	0.57	(2.08)	(1.51)	(0.49)	(0.02)	(0.51)	$10.84	(12.33)%	1.13%	1.18%	4.52%	4.47%	18%	$797
2021(3)	$10.00	0.03	2.92	2.95	(0.09)	—	(0.09)	$12.86	29.63%	1.13%	1.19%	0.08%	0.02%	17%	$271
C Class
2024	$11.29	0.09	1.22	1.31	(0.07)	(0.01)	(0.08)	$12.52	11.66%	1.88%	1.95%	0.70%	0.63%	8%	$139
2023	$10.80	0.04	0.77	0.81	(0.06)	(0.26)	(0.32)	$11.29	7.92%	1.91%	1.97%	0.37%	0.31%	19%	$117
2022	$12.81	0.45	(2.05)	(1.60)	(0.39)	(0.02)	(0.41)	$10.80	(12.98)%	1.88%	1.93%	3.77%	3.72%	18%	$35
2021(3)	$10.00	(0.01)	2.89	2.88	(0.07)	—	(0.07)	$12.81	28.86%	1.88%	1.94%	(0.67)%	(0.73)%	17%	$32
R Class
2024	$11.32	0.14	1.24	1.38	(0.13)	(0.01)	(0.14)	$12.56	12.28%	1.38%	1.45%	1.20%	1.13%	8%	$32,679
2023	$10.83	0.09	0.77	0.86	(0.11)	(0.26)	(0.37)	$11.32	8.46%	1.41%	1.47%	0.87%	0.81%	19%	$18,382
2022	$12.85	0.54	(2.08)	(1.54)	(0.46)	(0.02)	(0.48)	$10.83	(12.57)%	1.38%	1.43%	4.27%	4.22%	18%	$6,927
2021(3)	$10.00	(0.02)	2.95	2.93	(0.08)	—	(0.08)	$12.85	29.44%	1.38%	1.44%	(0.17)%	(0.23)%	17%	$1,688
R6 Class
2024	$11.38	0.24	1.24	1.48	(0.22)	(0.01)	(0.23)	$12.63	13.26%	0.53%	0.61%	2.05%	1.97%	8%	$26,895
2023	$10.89	0.18	0.77	0.95	(0.20)	(0.26)	(0.46)	$11.38	9.37%	0.56%	0.64%	1.72%	1.64%	19%	$17,636
2022	$12.92	0.66	(2.10)	(1.44)	(0.57)	(0.02)	(0.59)	$10.89	(11.81)%	0.53%	0.60%	5.12%	5.05%	18%	$10,883
2021(3)	$10.00	0.06	2.97	3.03	(0.11)	—	(0.11)	$12.92	30.44%	0.53%	0.61%	0.68%	0.60%	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)September 23, 2020 (fund inception) through July 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® In Retirement Portfolio, One Choice® 2025 Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, One Choice® 2060 Portfolio, and One Choice® 2065 Portfolio, ten of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for the three years in the period ended July 31, 2024 and the period from September 23, 2020 (commencement of operations) through July 31, 2021), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for the three years in the period ended July 31, 2024 and the period from September 23, 2020 (commencement of operations) through July 31, 2021), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
71

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2024.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2024 as qualified for the corporate dividends received deduction.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$7,919,240	$7,658,200	$8,221,142	$9,902,702	$7,908,775

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$8,893,666	$7,486,872	$5,737,068	$3,080,810	$492,040

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2024.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$34,312	$151,561	$162,962	$285,890	$283,786

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$354,271	$160,955	—	—	—

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2024.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$36,488,936	$34,293,613	$9,571,927	$16,880,271	$4,968,987

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$10,799,095	$3,440,292	$553,625	$41,763	$48,520

For the fiscal year ended July 31, 2024, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$302,194	$0.0021	$4,259,771	$0.0290
One Choice 2025 Portfolio	$299,149	$0.0024	$4,322,353	$0.0349
One Choice 2030 Portfolio	$346,641	$0.0025	$5,387,674	$0.0394
One Choice 2035 Portfolio	$457,569	$0.0034	$7,511,834	$0.0556
One Choice 2040 Portfolio	$394,161	$0.0036	$6,730,992	$0.0611
One Choice 2045 Portfolio	$476,813	$0.0047	$8,188,937	$0.0801
One Choice 2050 Portfolio	$397,980	$0.0047	$7,041,787	$0.0834
One Choice 2055 Portfolio	$304,606	$0.0056	$5,506,069	$0.1007
One Choice 2060 Portfolio	$162,155	$0.0052	$2,956,754	$0.0952
One Choice 2065 Portfolio	$24,381	$0.0032	$447,366	$0.0590

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$617,183	$2,825,153	$2,925,283	$4,174,100	$3,759,088

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$4,088,664	$2,314,366	$1,161,340	$109,326	—

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93179 2409

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 26, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2024